As filed with the Securities and Exchange Commission on March 31, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03802

                          NEUBERGER BERMAN INCOME FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                                                                 NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Cash Reserves
-------------------------------------

PRINCIPAL AMOUNT                                                                         RATING                   VALUE(+++)
($000's omitted)                                                                Moody's         S&P        ($000's omitted)
CERTIFICATES OF DEPOSIT (4.3%)

  10,000  Deutsche Bank, Euro CD, 4.13%, due 3/28/06                            P-1           A-1+                10,000
   4,000  HBOS Treasury Services, Yankee CD, 4.71%, due 10/12/06                P-1           A-1+                 4,000
   6,000  Natexis Banque Populair NY, Yankee CD, 4.52%, due 4/11/06             P-1           A-1                  5,999
                                                                                                               ---------
          TOTAL CERTIFICATES OF DEPOSIT                                                                           19,999
                                                                                                               ---------

FLOATING RATE CERTIFICATES OF DEPOSIT (8.2%)
  13,000  Barclays Bank NY, Floating Rate Yankee CD, 4.33%, due 6/1/06          P-1           A-1+                13,000
  10,000  BNP Paribas NY, Floating Rate Domestic CD, 4.33%, due 10/4/06         P-1           A-1+                 9,999
   5,000  Dexia Credit Local, Floating Rate Euro CD, 4.34%, due 11/6/06         P-1           A-1+                 4,999
  10,000  Westpac Banking Corp. NY, Floating Rate Yankee CD, 4.34%, due
          5/26/06                                                               P-1           A-1+                 9,998
                                                                                                               ---------
          TOTAL FLOATING RATE CERTIFICATES OF DEPOSIT
                                                                                                                  37,996
                                                                                                               ---------
COMMERCIAL PAPER (43.4%)
   7,500  Amstel Funding Corp., 4.31%, due 2/23/06                              P-1           A-1+                 7,480
  10,000  Amsterdam Funding Corp., 4.24%, due 2/7/06                            P-1           A-1                  9,993(**)
  14,000  Atlantic Asset Securitization Corp., 4.46%, due 2/22/06               P-1           A-1                 13,964(**)
   3,104  Barton Capital Corp., 4.42%, due 2/14/06                              P-1           A-1+                 3,099(**)
   5,880  Barton Capital Corp., 4.42%, due 2/15/06                              P-1           A-1+                 5,870
  10,000  Caisse Nationale d'Epargne, 4.61%, due 6/27/06                        P-1           A-1+                 9,813
   2,342  Cancara Asset Securitization Ltd., 4.41%, due 2/13/06                 P-1           A-1+                 2,339
  12,500  Charta LLC, 4.25%, due 2/13/06                                        P-1           A-1                 12,482(**)
   5,567  CRC Funding LLC, 4.39%, due 3/3/06                                    P-1           A-1+                 5,547
  11,464  Crown Point Capital Co., 4.43%, due 3/23/06                           P-1           A-1                 11,394
   2,500  Eiffel Funding LLC, 4.43%, due 2/13/06 & 2/15/06                      P-1           A-1                  2,496
  13,000  Fairway Finance Corp., 4.50%, due 2/13/06                             P-1           A-1                 12,980(**)
  12,519  Ivory Funding Corp., 4.32% & 4.47%, due 2/1/06 & 3/15/06              P-1           A-1                 12,469
   4,200  K2 (USA) LLC, 4.40%, due 2/9/06                                       P-1           A-1+                 4,196
  14,000  Kitty Hawk Funding Corp., 4.40%, due 2/13/06                          P-1           A-1+                13,979
   6,000  Picaros Funding LLC, 4.50% & 4.58%, due 5/4/06 & 9/8/06               P-1           A-1                  5,849
  12,866  Regency Markets No.1 LLC, 4.46% & 4.50%, due 2/16/06 & 2/17/06        P-1           A-1                 12,841
   4,000  Sheffield Receivables, 4.35%, due 2/1/06                              P-1           A-1+                 4,000
  10,000  Sheffield Receivables, 4.28%, due 2/2/06                              P-1           A-1+                 9,999(**)
   1,000  Sigma Finance, Inc., 4.48%, due 2/1/06                                P-1           A-1+                 1,000
  10,000  Solitaire Funding LLC, 4.35%, due 3/28/06                             P-1           A-1+                 9,933
   1,500  Tango Finance Corp., 4.47%, due 3/22/06                               P-1           A-1+                 1,491(**)
  14,000  Thunder Bay Funding, Inc., 4.36%, due 2/7/06                          P-1           A-1                 13,990
  14,000  Yorktown Capital LLC, 4.45%, due 2/16/06                              P-1           A-1+                13,974
                                                                                                               ---------

          TOTAL COMMERCIAL PAPER                                                                                 201,178
                                                                                                               ---------

CORPORATE DEBT SECURITIES (13.8%)
   1,325  Bank One Corp., Notes, 6.50%, due 2/1/06                              P-1           A-1                  1,325
  11,542  Citigroup, Inc., Senior Notes, 5.50%, due 8/9/06                      P-1           A-1+                11,592
  10,000  Credit Suisse First Boston USA, Inc., Notes, 5.88%, due 8/1/06        P-1           A-1                 10,067
  10,320  HBOS Treasury Services PLC, Notes, 2.25%, due 5/1/06                  P-1           A-1+                10,267(**)
   7,000  Sigma Finance, Inc., Medium-Term Notes, 4.83%, due 1/30/07            P-1           A-1+                 7,000(**)
   8,000  Target Corp., Senior Unsecured Notes, 5.95%, due 5/15/06              P-1           A-1                  8,027
  10,732  Wachovia Corp., Notes, 4.95%, due 11/1/06                             P-1           A-1                 10,751
   5,000  Wal-Mart Stores, Notes, 5.59%, due 6/1/06                             P-1           A-1+                 5,015
                                                                                                               ---------
          TOTAL CORPORATE DEBT SECURITIES                                                                         64,044
                                                                                                               ---------

FLOATING RATE CORPORATE DEBT SECURITIES(u)
(29.9%)

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                 NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Cash Reserves cont'd
--------------------------------------------

PRINCIPAL AMOUNT                                                                         RATING                   VALUE(+++)
($000's omitted)                                                                Moody's         S&P        ($000's omitted)

   6,000  American Express Bank, Floating Rate Notes, 4.44%, due 6/13/06        P-1           A-1                  6,001
   7,000  American Express Credit Corp., Floating Rate Senior Notes, 4.64%,
          due 2/16/06                                                           P-1           A-1                  7,004
   4,500  American Honda Finance, Medium Term Notes, 4.44% & 4.71%, due
          3/13/06 & 4/6/06                                                      P-1           A-1                  4,502(**)
  12,600  CIT Group, Inc, Senior Floating Rate Medium-Term Notes, 4.40% &
          4.90%, due 2/21/06 & 3/22/06                                          P-1           A-1                 12,606
   1,000  Citigroup, Inc., Floating Rate Notes, 4.63%, due 3/20/06              P-1           A-1+                 1,000
  10,000  Dorada Finance, Inc., Floating Rate Medium-Term Notes, 4.38%, due
          2/22/06                                                               P-1           A-1                 10,004(**)
   2,500  First Tennessee Bank, Floating Rate Notes, 4.39%, due 2/27/06         P-1           A-1                  2,500
   5,000  General Electric Capital Corp., Floating Rate Medium-Term Notes,
          Ser. A, 4.63%, due 3/20/06                                            P-1           A-1+                 5,005
  13,655  Goldman Sachs Group, Inc., Floating Rate Medium-Term Notes, Ser.
          B, 4.55% - 4.81%, due 2/27/06 - 4/28/06                               P-1           A-1                 13,668
  14,000  HSBC Finance Corp., Floating Rate Medium-Term Notes, 4.65% &
          5.36%, due 2/1/06 & 4/24/06                                           P-1           A-1                 14,017
   1,000  JP Morgan Chase & Co., Floating Rate Medium-Term Notes Ser. C,
          4.61%, due 3/13/06                                                    P-1           A-1                  1,001
  10,600  K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes, 4.47%,
          due 3/15/06                                                           P-1           A-1+                10,599(**)
  14,500  Merrill Lynch & Co., Inc., Floating Rate Medium-Term Notes, Ser.
          C, 4.53% - 4.76%, due 2/17/06 - 4/26/06                               P-1           A-1                 14,505
  13,825  Morgan Stanley, Floating Rate Notes, 4.36% & 4.54%, due 2/9/06 &
          2/24/06                                                               P-1           A-1                 13,833
  10,000  Nationwide Building Society, Floating Rate Notes, 4.60%, due
          2/7/06                                                                P-1           A-1                 10,003(**)
  12,500  Tango Finance Corp., Floating Rate Medium-Term Notes, 4.57%, due
          4/25/06                                                               P-1           A-1+                12,499(**)
                                                                                                               ---------

          TOTAL FLOATING RATE CORPORATE DEBT SECURITIES                                                          138,747
                                                                                                               ---------

          TOTAL INVESTMENTS (99.6%)                                                                              461,964

          Cash, receivables and other assets, less liabilities (0.4%)                                              1,790
                                                                                                               ---------

          TOTAL NET ASSETS (100.0%)                                                                             $463,754
                                                                                                               ---------






SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                                                 NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Government Money Fund
---------------------------------------------

PRINCIPAL AMOUNT                                                                                        VALUE(+++)
($000's omitted)                                                                                 ($000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (75.4%)
        12,100         Fannie Mae, Disc. Notes, 4.21% - 4.24%, due 2/1/06                                   12,100
           995         Fannie Mae, Disc. Notes, 4.42%, due 2/16/06                                             993
         5,000         Fannie Mae, Disc. Notes, 4.29%, due 3/1/06                                            4,983
         2,065         Fannie Mae, Disc. Notes, 4.28%, due 3/8/06                                            2,057
        10,500         Fannie Mae, Disc. Notes, 4.36%, due 4/5/06                                           10,420
        12,655         Fannie Mae, Disc. Notes, 4.12% -4.46%, due 4/19/06                                   12,542
         7,500         Fannie Mae, Disc. Notes, 4.26%, due 5/3/06                                            7,419
        37,650         Fannie Mae, Notes, 5.50%, due 2/15/06                                                37,667
         3,195         Fannie Mae, Notes, 2.25%, due 5/15/06                                                 3,175
         5,000         Fannie Mae, Notes, 5.25%, due 6/15/06                                                 5,013
        10,000         Fannie Mae, Pool 873169, 4.24%, due 3/1/06                                            9,967
         5,000         Federal Home Loan Bank, Bonds, 2.00%, due 2/13/06                                     4,996
        10,000         Federal Home Loan Bank, Bonds, 3.03%, due 3/23/06                                     9,981
        17,070         Federal Home Loan Bank, Bonds, 2.88%, due 5/22/06                                    16,984
         2,000         Federal Home Loan Bank, Bonds, 3.50%, due 1/18/07                                     1,977
         2,240         Federal Home Loan Bank, Disc. Notes, 4.22%, due 2/1/06                                2,240
        25,000         Federal Home Loan Bank, Disc. Notes, 4.22%, due 2/2/06                               24,997
         8,000         Federal Home Loan Bank, Disc. Notes, 4.24%, due 2/3/06                                7,998
        15,000         Federal Home Loan Bank, Disc. Notes, 4.24%, due 2/17/06                              14,972
        10,000         Federal Home Loan Bank, Disc. Notes, 4.40%, due 2/22/06                               9,974
        10,000         Federal Home Loan Bank, Disc. Notes, 4.28%, due 3/10/06                               9,956
        24,500         Freddie Mac, Disc. Notes, 4.35%, due 2/1/06                                          24,500
         7,500         Freddie Mac, Disc. Notes, 4.21%, due 4/13/06                                          7,438
         1,500         Freddie Mac, Disc. Notes, 4.46%, due 4/18/06                                          1,486
        12,397         Freddie Mac, Disc. Notes, 4.48%, due 4/25/06                                         12,269
         5,000         Freddie Mac, Disc. Notes, 4.32%, due 5/5/06                                           4,944
         7,500         Freddie Mac, Disc. Notes, 4.41%, due 5/9/06                                           7,411
        15,000         Freddie Mac, Disc. Notes, 4.12%, due 5/10/06                                         14,832
         4,625         Freddie Mac, Disc. Notes, 4.43%, due 5/23/06                                          4,562
         9,500         Freddie Mac, Notes, 2.00%, due 2/23/06                                                9,486
        10,000         Freddie Mac, Notes, 2.75%, due 8/15/06                                                9,904
         5,000         Freddie Mac, Notes, 4.70%, due 1/12/07                                                4,998
                                                                                                        ----------

               TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                     312,241
                                                                                                        ----------

FLOATING RATE U.S. GOVERNMENT AGENCY SECURITIES (24.2%)(u)
        10,000         Fannie Mae, Floating Rate Notes, 4.30%, due 2/7/06                                   10,000
         2,000         Fannie Mae, Floating Rate Notes, 4.27%, due 2/22/06                                   1,999
        12,500         Fannie Mae, Floating Rate Notes, 4.33%, due 3/7/06                                   12,498
        25,000         Federal Farm Credit Bank, Floating Rate Notes, 4.26%, due 2/1/06                     25,002
        20,000         Federal Farm Credit Bank, Floating Rate Notes, 4.42%, due 2/24/06                    20,002
        10,000         Federal Home Loan Bank, Floating Rate Notes, 4.20%, due 2/10/06                       9,999
        17,090         Federal Home Loan Bank, Floating Rate Notes, 4.40%, due 2/21/06                      17,089
         3,500         Federal Home Loan Bank, Floating Rate Notes, 4.40%, due 3/28/06                       3,500
                                                                                                        ----------

                       TOTAL FLOATING RATE U.S. GOVERNMENT AGENCY SECURITIES                               100,089
                                                                                                        ----------

                       TOTAL INVESTMENTS (99.6%)                                                           412,330

                       Cash, receivables and other assets, less liabilities (0.4%)                           1,517
                                                                                                        ----------

                       TOTAL NET ASSETS (100.0%)                                                          $413,847
                                                                                                        ----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                  NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS High Income Bond Fund
---------------------------------------------

PRINCIPAL AMOUNT                                                                         RATING                   VALUE(t)
($000's omitted)                                                                Moody's        S&P        ($000's omitted)
CORPORATE DEBT SECURITIES (96.7%)
   8,000   AES Corp., Senior Secured Notes, 8.75%, due 5/15/13                  Ba3            B+                8,700(**)
   5,750   Airgas, Inc., Senior Subordinated Notes, 9.13%, due 10/1/11          Ba2            BB-               6,117(++)(oo)
   4,075   Allied Waste North America, Inc., Guaranteed Notes, Ser. B,
           8.88%, due 4/1/08                                                    B2             BB-               4,294
   3,125   Allied Waste North America, Inc., Guaranteed Senior Secured
           Notes, Ser. B, 9.25%, due 9/1/12                                     B2             BB-               3,383
   6,750   American Real Estate Partners, L.P., Senior Notes, 8.13%,
           due 6/1/12                                                           Ba2            BB                7,054
   5,325   AmeriGas Partners, L.P., Senior Unsecured Notes, 7.25%, due
           5/20/15                                                              B1             BB-               5,338
   1,800   AmeriGas Partners, L.P., Senior Notes, 7.13%, due 5/20/16            B1             BB-               1,787
  10,350   Arch Western Finance Corp., Senior Notes, 6.75%, due 7/1/13          Ba3            BB-              10,454
   3,500   Athena Neuro Finance LLC, Guaranteed Notes, 7.25%, due
           2/21/08                                                              B3             B                 3,447(++)
   3,300   Biovail Corp., Senior Subordinated Notes, 7.88%, due 4/1/10          B2             BB-               3,411
   6,885   Charter Communications Operating LLC, Senior Notes, 8.00%,
           due 4/30/12                                                          B2             B-                6,885(**)
   6,125   Chesapeake Energy Corp., Senior Notes, 7.50%, due 9/15/13            Ba2            BB                6,500(++)
   4,325   Chesapeake Energy Corp., Senior Notes, 7.00%, due 8/15/14            Ba2            BB                4,466
   2,500   Chiquita Brands International, Senior Notes, 7.50%, due
           11/1/14                                                              B3             B-                2,200
   3,340   Chukchansi Economic Development Authority, Senior Notes,
           8.00%, due 11/15/13                                                  B2             BB-               3,440(**)
   6,680   CMS Energy Corp., Senior Notes, 7.75%, due 8/1/10                    B1             B+                7,031(++)
   6,075   Constellation Brands, Inc., Guaranteed Senior Subordinated
           Notes, Ser. B, 8.13%, due 1/15/12                                    Ba3            B+                6,364
   4,125   Coventry Health Care, Inc., Senior Notes, 8.13%, due 2/15/12         Ba1            BBB-              4,372
   8,000   Crown Americas, Senior Notes, 7.75%, due 11/15/15                    B1             B                 8,300(**)(++)
   8,875   CSC Holdings, Inc., Senior Notes, Ser. B, 8.13%, due 7/15/09         B2             B+                9,008
   6,850   Dean Foods Co., Senior Notes, 6.63%, due 5/15/09                     Ba2            BB-               7,004
   3,750   Dex Media West LLC, Senior Subordinated Notes, Ser. B,
           9.88%, due 8/15/13                                                   B2             B                 4,139
   6,300   Dex Media, Inc., Notes, 8.00%, due 11/15/13                          B3             B                 6,473
   9,545   DirecTV Holdings LLC, Senior Notes, 8.38%, due 3/15/13               Ba2            BB-              10,237(++)
   6,800   Dobson Cellular Systems, Secured Notes, 8.38%, due 11/1/11           B1             B-                7,242(++)
   3,360   Dollarama Group L.P., Senior Subordinated Notes, 8.88%, due
           8/15/12                                                              B3             B-                 3,394(**)
   4,130   Dynegy Holdings, Inc., Senior Secured Notes, 10.13%, due
           7/15/13                                                              B1             B-                 4,662(**)
   3,655   EchoStar DBS Corp., Senior Notes, 5.75%, due 10/1/08                 Ba3            BB-                3,600
   3,500   EchoStar DBS Corp., Guaranteed Notes, 6.63%, due 10/1/14             Ba3            BB-                3,395
   4,250   Edison Mission Energy, Senior Notes, 9.88%, due 4/15/11              B1             B+                 4,930(++)
   6,440   El Paso Natural Gas Co., Senior Notes, Ser. A, 7.63%, due
           8/1/10                                                               B1             B                  6,782
   3,750   Elan Financial PLC, Guaranteed Floating Rate Notes, 8.34%,
           due 2/15/06                                                          B3             B                  3,619(u)
   6,525   Entercom Radio/Capital, Guaranteed Senior Notes, 7.63%, due
           3/1/14                                                               Ba2            B+                 6,639
   2,575   Enterprise Products Operating L.P., Guaranteed Senior Notes,
           7.50%, due 2/1/11                                                    Baa3           BB+                2,791
   3,300   Equistar Chemicals, L.P., Senior Unsecured Notes, 10.63%,
           due 5/1/11                                                           B2             BB-                3,630
   5,425   Ferrellgas L.P., Senior Notes, 8.75%, due 6/15/12                    B2             B-                 5,479
   2,175   Ferrellgas L.P., Senior Notes, 6.75%, due 5/1/14                     Ba3            B+                 2,093
   3,000   Fisher Scientific International, Inc., Senior Subordinated

SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                                                  NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS High Income Bond Fund cont'd
----------------------------------------------------

PRINCIPAL AMOUNT                                                                         RATING                   VALUE(t)
($000's omitted)                                                                Moody's        S&P        ($000's omitted)
           Notes, 6.13%, due 7/1/15                                             Ba2            BB+               3,004
  10,120   Flextronics Intl., Ltd., Senior Subordinated Notes, 6.50%,
           due 5/15/13                                                          Ba2            BB-              10,196(++)
   9,875   Ford Motor Credit Co., Notes, 6.50%, due 1/25/07                     Baa3           BB+               9,769(++)
  13,520   Ford Motor Credit Co., Senior Notes, 4.95%, due 1/15/08              Ba2            BB-              12,471(++)
   6,875   Forest Oil Corp., Senior Notes, 8.00%, due 6/15/08                   Ba3            BB-               7,184
   8,875   Freescale Semiconductor, Inc., Senior Notes, 6.88%, due
           7/15/11                                                              Ba1            BB+               9,274(++)
   1,160   Freescale Semiconductor, Inc., Senior Notes, 7.13%, due
           7/15/14                                                              Ba1            BB+               1,227
  20,600   General Motors Acceptance Corp., Notes, 6.13%, due 2/1/07            Ba1            BB               20,243(++)
   7,575   General Motors Acceptance Corp., Notes, 7.00%, due 2/1/12            Ba1            BB                7,213(++)
   3,000   Grant Prideco, Inc., Senior Unsecured Notes, 6.13%, due
           8/15/15                                                              Ba2            BB                3,022(**)
   3,250   HCA, Inc., Notes, 6.30%, due 10/1/12                                 Ba2            BB+               3,234
   3,775   HCA, Inc., Notes, 6.25%, due 2/15/13                                 Ba2            BB+               3,739
   4,275   HCA, Inc., Senior Unsecured Notes, 5.50%, due 12/1/09                Ba2            BB+               4,215(++)
   6,750   Host Marriott L.P., Senior Notes, Ser. M, 7.00%, due 8/15/12         Ba2            BB-               6,902(++)
   4,325   Houghton Mifflin Co., Senior Notes, 8.25%, due 2/1/11                B3             B-                4,498
   5,945   IMC Global, Inc., Guaranteed Notes, Ser. B, 10.88%, due
           6/1/08                                                               Ba3            BB                6,599
   3,750   Intelsat Bermuda, Ltd., Senior Notes, 8.63%, due 1/15/15             B2             B+                3,759(**)
   5,650   K. Hovnanian Enterprises, Guaranteed Notes, 6.00%, due
           1/15/10                                                              Ba2            B+                5,487(++)
   3,525   KB Home, Notes, 6.38%, due 8/15/11                                   Ba1            BB+               3,530(++)
   3,805   Kerr-McGee Corp., Secured Notes, 6.88%, due 9/15/11                  Ba3            BB+               4,058
   1,750   Kerr-McGee Corp., Secured Notes, 7.00%, due 11/1/11                  Ba3            BB+               1,750
   3,655   Knowledge Learning Center, Guaranteed Notes, 7.75%, due
           2/1/15                                                               B3             B-                3,491(**)
  10,000   L-3 Communications Corp., Guaranteed Senior Subordinated
           Notes, 7.63%, due 6/15/12                                            Ba3            BB+              10,475
   8,000   Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13               Ba3            B                 8,260
   3,200   Majestic Star Casino LLC, Guaranteed Notes, 9.50%, due
           10/15/10                                                             B2             BB-               3,416
   2,000   Massey Energy Co., Senior Notes, 6.63%, due 11/15/10                 B1             BB-               2,030(++)
   5,000   Massey Energy Co., Senior Notes, 6.88%, due 12/15/13                 B1             BB-               5,044(**)
   7,125   MCI, Inc., Senior Notes, 7.69%, due 5/1/09                           Ba3            A                 7,348
   3,720   Mediacom Capital Corp. LLC, Senior Unsecured Notes, 9.50%,
           due 1/15/13                                                          B3             B                 3,692(++)
   3,250   Methanex Corp., Senior Notes, 8.75%, due 8/15/12                     Ba1            BBB-              3,616(++)
   6,500   MGM Mirage, Inc., Guaranteed Notes, 6.00%, due 10/1/09               Ba2            BB                6,467
   2,500   MGM Mirage, Inc., Guaranteed Senior Notes, 8.50%, due
           9/15/10                                                              Ba2            BB                2,713
   3,000   MidWest Generation LLC, Pass-Through Certificates, 8.30%,
           due 7/2/09                                                           B1             B+                3,105
   4,835   Mirant North America LLC, Senior Notes, 7.38%, due 12/31/13          B1             B-                4,920(**)
   2,400   Mohegan Tribal Gaming, Senior Subordinated Notes, 6.38%, due
           7/15/09                                                              Ba3            B+                2,424
   7,900   Mohegan Tribal Gaming, Senior Subordinated Notes, 8.00%, due
           4/1/12                                                               Ba3            B+                8,325
   4,875   MSW Energy Holdings LLC, Guaranteed Senior Secured Notes,
           Ser. B, 7.38%, due 9/1/10                                            Ba3            BB-               5,021
   2,750   Mylan Laboratories, Inc., Guaranteed Notes, 5.75%, due
           8/15/10                                                              Ba1            BB+               2,770
   5,125   Mylan Laboratories, Inc., Guaranteed Notes, 6.38%, due
           8/15/15                                                              Ba1            BB+               5,202

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                  NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS High Income Bond Fund cont'd
----------------------------------------------------

PRINCIPAL AMOUNT                                                                         RATING                   VALUE(t)
($000's omitted)                                                                Moody's        S&P        ($000's omitted)

   2,250   Nevada Power Co., General Refunding Mortgage Notes, Ser. E,
           10.88%, due 10/15/09                                                 Ba1                              2,444
   3,875   Newfield Exploration Co., Senior Notes, 7.63%, due 3/1/11            Ba2            BB+               4,185
   3,525   Newfield Exploration Co., Senior Subordinated Notes, 8.38%,
           due 8/15/12                                                          Ba3            BB-               3,789
  13,750   Nextel Communications, Senior Notes, Ser. E, 6.88%, due
           10/31/13                                                             Baa2           A-               14,416
   6,750   Novelis, Inc., Senior Notes, 7.25%, due 2/15/15                      B1             B                 6,379(**)
   8,125   NRG Energy, Inc., Guaranteed Notes, 8.00%, due 12/15/13              Ba3            B                 9,059(++)
   3,660   NRG Energy, Inc., Senior Notes, 7.38%, due 2/1/16                    B1             B-                3,733(o)
   6,275   Owens & Minor, Inc., Senior Subordinated Notes, 8.50%, due
           7/15/11                                                              Ba3            BB+               6,573
   3,325   Owens-Brockway Glass Container, Inc., Guaranteed Senior
           Notes, 8.88%, due 2/15/09                                            B1             BB-               3,470
   5,125   Owens-Brockway Glass Container, Inc., Guaranteed Senior
           Notes, 8.25%, due 5/15/13                                            B2             B                 5,394
   7,725   Park Place Entertainment Corp., Senior Notes, 7.50%, due
           9/1/09                                                               Baa3           BBB-              8,242
   2,000   Park Place Entertainment Corp., Senior Subordinated Notes,
           8.13%, due 5/15/11                                                   Ba1            BB+               2,205
   5,750   Peabody Energy Corp., Guaranteed Senior Notes, Ser. B,
           6.88%, due 3/15/13                                                   Ba3            BB-               5,951
   5,750   Plains E&P Co., Senior Notes, 7.13%, due 6/15/14                     Ba2            BB-               6,038(++)
     700   PQ Corp., Guaranteed Notes, 7.50%, due 2/15/13                       B3             B-                  660(**)
   6,350   Pride International, Inc., Senior Notes, 7.38%, due 7/15/14          Ba2            BB-               6,826
  12,750   Qwest Corp., Notes, 8.88%, due 3/15/12                               Ba3            BB               14,121
   2,425   Reliant Energy, Inc., Secured Notes, 6.75%, due 12/15/14             B1             B+                2,085
   6,000   Rogers Cable, Inc., Secured Notes, 7.88%, due 5/1/12                 Ba3            BB+               6,435
   6,800   Rogers Wireless, Inc., Secured Notes, 7.25%, due 12/15/12            Ba3            BB                7,191
   3,600   Royal Caribbean Cruises, Senior Notes, 8.00%, due 5/15/10            Ba1            BBB-              3,915
   3,430   San Pasqual Casino, Notes, 8.00%, due 9/15/13                        B2             B+                3,473(**)
   6,250   Service Corp. International, Senior Notes, 7.70%, due
           4/15/09                                                              Ba3            BB                6,570(++)
   7,240   Shaw Communications, Inc., Senior Notes, 8.25%, due 4/11/10          Ba2            BB+               7,747(++)
   2,750   Sierra Pacific Power Co., General Refunding Mortgage Notes,
           6.25%, due 4/15/12                                                   Ba1            BB                2,805(++)
   7,100   Smithfield Foods, Inc., Senior Notes, 7.00%, due 8/1/11              Ba2            BB                7,206(++)
   1,640   Standard Pacific Corp., Senior Notes, 6.50%, due 10/1/08             Ba2            BB                1,636(++)
   2,250   Standard Pacific Corp., Senior Notes, 6.50%, due 8/15/10             Ba2            BB                2,174
   1,260   Starwood Hotels & Resorts Worldwide, Inc., Guaranteed Notes,
           7.38%, due 5/1/07                                                    Ba1            BB+               1,290
   3,175   Starwood Hotels & Resorts, Worldwide, Inc., Guaranteed
           Senior Notes, 7.88%, due 5/1/12                                      Ba1            BB+               3,477
  11,295   Station Casinos, Inc., Senior Notes, 6.00%, due 4/1/12               Ba2            BB-              11,295(++)
   6,125   Steinway Musical Instruments, Guaranteed Notes, 8.75%, due
           4/15/11                                                              Ba3            B+                6,401
   5,000   Stena AB, Senior Notes, 9.63%, due 12/1/12                           Ba3            BB-               5,450
   4,725   Stewart Enterprises, Senior Notes, 6.25%, due 2/15/13                B1             BB-               4,583(**)
   3,425   Targa Resources, Inc., Guaranteed Notes, 8.50%, due 11/1/13          B2             B-                3,562(**)(++)
   3,000   TECO Energy, Inc., Senior Notes, 7.50%, due 6/15/10                  Ba2            BB                3,210
   6,675   TECO Energy, Inc., Notes, 7.00%, due 5/1/12                          Ba2            BB                7,059
   3,575   Texas Genco LLC, Senior Notes, 6.88%, due 12/15/14                   B1              B                3,870(**)
   3,665   Toll Corp., Senior Subordinated Notes, 8.25%, due 12/1/11            Ba2            BB+               3,890
   2,875   Transcontinental Gas Pipe Line Corp., Notes, Ser. B, 7.00%,
           due 8/15/11                                                          Ba2            B+                3,030
   5,760   TXU Corp., Senior Notes, Ser. O, 4.80%, due 11/15/09                 Ba1            BB+               5,524

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                  NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS High Income Bond Fund cont'd
----------------------------------------------------

PRINCIPAL AMOUNT                                                                         RATING                   VALUE(t)
($000's omitted)                                                                Moody's        S&P        ($000's omitted)
   1,535   TXU Corp., Senior Notes, Ser. P, 5.55%, due 11/15/14                 Ba1            BB+              1,441
   3,455   United Rentals N.A., Inc., Guaranteed Notes, 6.50%, due 2/15/12      B3             B+               3,403
   2,000   Universal Compression, Inc., Senior Notes, 7.25%, due 5/15/10        Ba3            B                2,060
   6,720   US Oncology, Inc., Guaranteed Notes, 9.00%, due 8/15/12              B2             B-               7,140
   4,385   Ventas Realty L.P., Guaranteed Notes, 6.75%, due 6/1/10              Ba2            BB+              4,500
   4,000   Ventas Realty L.P., Guaranteed Notes, 7.13%, due 6/1/15              Ba2            BB+              4,185
   3,245   Verizon New York, Inc., Debentures, Ser. A, 6.88%, due 4/1/12        Baa3           A                3,401
   1,500   Videotron Ltee, Guaranteed Notes, 6.88%, due 1/15/14                 Ba3            B+               1,523
   1,875   Videotron Ltee, Notes, 6.38%, due 12/15/15                           Ba3            B+               1,856(**)
   4,875   Warner Music Group, Senior Subordinated Notes, 7.38%, due 4/15/14    B2             B-               4,863
   6,725   Xerox Corp., Senior Notes, 6.88%, due 8/15/11                        Ba2            BB-              6,977(++)
                                                                                                             --------

           TOTAL CORPORATE DEBT SECURITIES (COST $678,986)                                                    677,065
                                                                                                             --------

REPURCHASE AGREEMENTS (2.4%)
  16,735   State Street Bank and Trust Co. Repurchase Agreement, 4.00%,
           due 2/1/06, dated 1/31/06, Maturity Value $16,736,859
           Collateralized by $17,615,000 Federal Home Loan Bank, 2.63%,
           due 5/15/07 (Collateral Value $17,240,681) (COST $16,735)                                           16,735(#)
                                                                                                             --------

NUMBER OF SHARES
SHORT-TERM INVESTMENTS (12.9%)
90,606,200 Neuberger Berman Securities Lending Quality Fund, LLC,
           (COST $90,606)                                                                                      90,606(#)(C)
                                                                                                             --------

WARRANTS (0.0%)
     500   Dayton Superior Corp.                                                                                    -(*)(**)
  22,636   Reliant Resources, Inc.                                                                                  -(*)
                                                                                                             --------

           TOTAL WARRANTS (COST $0)                                                                                 -
                                                                                                             --------

           TOTAL INVESTMENTS (112.0%) (COST $786,327)                                                         784,406(##)

           Liabilities, less cash, receivables
             and other assets [(12.0%)]                                                                       (84,022)
                                                                                                             --------

           TOTAL NET ASSETS (100.0%)                                                                         $700,384
                                                                                                             --------




SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                                                  NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Limited Maturity Bond Fund
--------------------------------------------------

PRINCIPAL AMOUNT                                                                                 RATING                    VALUE(t)
($000's omitted)                                                                        Moody's         S&P        ($000's omitted)

U.S. GOVERNMENT AGENCY SECURITIES (1.0%)
  1,750   Federal Home Loan Bank, Notes, 3.38%, due 9/14/07
          (COST $1,717)                                                                 AGY           AGY                1,712
                                                                                                                      --------
MORTGAGE-BACKED SECURITIES (33.1%)
  3,060    Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1,
           5.39%, due 1/25/36                                                           Aaa           AAA                3,051
  2,556    Banc of America Commercial Mortgage, Inc., Series 2005-1,
           Class A1, 4.36%, due 11/10/42                                                              AAA                2,536
  3,221    Banc of America Commercial Mortgage, Inc., Ser. 2005-6,
           Class A1, 5.00%, due 9/10/47                                                 Aaa           AAA                3,218
  1,277    Banc of America Funding Corp., Ser. 2005-F, Class 4A1,
           5.43%, due 9/20/35                                                           Aaa           AAA                1,273
  3,180    Banc of America Funding Corp., Ser. 2005-H, Class 7A1,
           5.72%, due 11/20/35                                                                        AAA                3,185
  2,358    Banc of America Funding Corp., Ser. 2006-A, Class 3A2,
           5.96%, due 2/20/36                                                           Aaa           AAA                2,403
  1,852    Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due
           6/25/35                                                                      Aaa           AAA                1,990(**)
  3,222    Credit Suisse First Boston Mortgage Securities Corp., Ser.
           2005-C6, Class A1, 4.94%, due 12/15/40                                       Aaa           AAA                3,212
  3,141    First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5,
           Class 2A1, 5.47%, due 11/25/35                                               Aaa           AAA                3,136
  4,134    GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%,
           due 3/25/35                                                                  Aaa           AAA                4,417(**)
   837     GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%,
           due 9/25/35                                                                  Aaa           AAA                  895
  2,675    Harborview Mortgage Loan Trust, Floating Rate, Ser. 2004-4,
           Class 3A, 2.98%, due 2/19/06                                                 Aaa           AAA                2,626(u)
  3,207    Indymac Index Mortgage Loan Trust, Ser. 2005-AR23, Class
           2A1, 5.58%, due 11/25/35                                                     Aaa           AAA                3,211
  3,238    JP Morgan Chase Commercial Mortgage Securities Corp., Ser.
           2005-LDP5, Class A1, 5.04%, due 12/15/44                                     Aaa           AAA                3,235
  3,146    JP Morgan Mortgage Trust, Ser. 2005-ALT1, Class 2A1, 5.66%,
           due 10/25/35                                                                 Aaa           AAA                3,155
  3,227    Nomura Asset Acceptance Corp., Ser. 2005-AR6, Class 2A1,
           5.82%, due 12/25/35                                                          Aaa           AAA                3,238
  8,447    Nomura Asset Acceptance Corp., Ser. 2006-API, Class AIO,
           4.50%, Interest Only Security, due 1/25/36                                   Aaa           AAA                  455
  3,132    Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31,
           5.64%, due 9/25/35                                                           Aaa           AAA                3,140

FANNIE MAE
  2,011    Whole Loan, Ser. 2004-W8, Class PT, 10.21%, due 6/25/44                      Aaa           AAA                2,221

FREDDIE MAC
     23    ARM Certificates, 2.88%, due 1/1/17                                          AGY           AGY                   23(u)
    206    Pass-Through Certificates, 5.00%, due 2/1/07                                 AGY           AGY                  206
  2,433    Pass-Through Certificates, 8.00%, due 11/1/26                                AGY           AGY                2,603
  1,656    Pass-Through Certificates, 8.50%, due 10/1/30                                AGY           AGY                1,788

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      6    Pass-Through Certificates, 7.50%, due 10/15/09 -8/15/10                      AGY           AGY                    6
     57    Pass-Through Certificates, 7.00%, due 4/15/11                                AGY           AGY                   59
     31    Pass-Through Certificates, 12.00%, due 12/15/12 -5/15/14                     AGY           AGY                   35
                                                                                                                      --------

           TOTAL MORTGAGE-BACKED SECURITIES (COST $55,556)                                                              55,317
                                                                                                                      --------
CORPORATE DEBT SECURITIES (41.4%)
  1,950    American Express Co., Notes, 5.50%, due 9/12/06                              A1            A+                 1,957


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                 NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Limited Maturity Bond Fund cont'd
---------------------------------------------------------

PRINCIPAL AMOUNT                                                                                 RATING                    VALUE(t)
($000's omitted)                                                                        Moody's         S&P        ($000's omitted)

  1,310    AT&T Wireless Services, Inc., Senior Notes, 7.35%, due
           3/1/06                                                                        Baa2         A              1,313
  1,200    Bank of America Corp., Senior Notes, 3.88%, due 1/15/08                       Aa2          AA-            1,176
  1,745    Bank of New York Co., Inc., Senior Notes, 5.20%, due 7/1/07                   Aa3          A+             1,750
  1,800    Bear Stearns Co., Inc., Notes, 4.00%, due 1/31/08                             A1           A              1,767
  2,000    Berkshire Hathaway Finance, Notes, 3.40%, due 7/2/07                          Aaa          AAA            1,956
  1,750    Boeing Capital Corp., Senior Notes, 5.75%, due 2/15/07                        A3           A              1,763
  1,900    Caterpillar Financial Services Corp., Notes, 2.59%, due
           7/15/06                                                                       A2           A              1,881
    960    Chase Manhattan Corp., Subordinated Notes, 7.25%, due 6/1/07                  A1           A                988
  1,750    CIT Group, Inc., Senior Notes, 3.88%, due 11/3/08                             A2           A              1,695
  3,500    Citigroup, Inc., Notes, 5.00%, due 3/6/07                                     Aa1          AA-            3,502
  2,000    Coca-Cola Enterprises, Notes, 5.38%, due 8/15/06                              A2           A              2,005
  1,675    Comcast Cable Communications, Notes, 8.38%, due 5/1/07                        Baa2         BBB+           1,741
  2,200    Credit Suisse First Boston USA, Inc., Notes, 4.63%, due
           1/15/08                                                                       Aa3          A+             2,186
  1,300    Daimler Chrysler N.A. Holdings Corp., Guaranteed Notes,
           4.05%, due 6/4/08                                                             A3           BBB            1,264
  1,950    Diageo Finance BV, Guaranteed Notes, 3.00%, due 12/15/06                      A3           A-             1,917
    715    Enterprise Products Operating L.P., Senior Notes, 4.00%, due
           10/15/07                                                                      Baa3         BB+              700(oo)
  1,800    General Electric Capital Corp., Notes, 3.50%, due 5/1/08                      Aaa          AAA            1,746
  2,400    Goldman Sachs Group, Inc., Notes, 4.13%, due 1/15/08                          Aa3          A+             2,359
  1,950    Hewlett-Packard Co., Notes, 5.50%, due 7/1/07                                 A3           A-             1,961
  1,900    HSBC Finance Corp., Notes, 5.75%, due 1/30/07                                 A1           A              1,913
  1,900    International Lease Finance Corp., Notes, 5.75%, due 2/15/07                  A1           AA-            1,907
  1,630    John Deere Capital Corp., Notes, 5.13%, due 10/19/06                          A3           A-             1,633
  1,300    Kraft Foods, Inc., Notes, 4.63%, due 11/1/06                                  A3           BBB+           1,297
  1,200    Mallinckrodt Group, Inc., Notes, 6.50%, due 11/15/07                          Baa3         BBB+           1,221
  1,250    MBNA Corp., Notes, 4.63%, due 9/15/08                                         Aa2          AA-            1,239
  2,300    Merrill Lynch & Co., Notes, 4.25%, due 9/14/07                                Aa3          A+             2,272
  2,235    Morgan Stanley, Bonds, 5.80%, due 4/1/07                                      Aa3          A+             2,247
  1,900    National Rural Utilities Collateral Trust, 6.00%, due
           5/15/06                                                                       A1           A+             1,906
  1,210    News America Holdings, Guaranteed Notes, 7.38%, due
           10/17/08                                                                      Baa2         BBB            1,279
  1,000    Sprint Capital Corp., Guaranteed Notes, 6.00%, due 1/15/07                    Baa2         A-             1,008
  1,950    Target Corp., Notes, 3.38%, due 3/1/08                                        A2           A+             1,889
  1,650    Time Warner Entertainment Co., Notes, 7.25%, due 9/1/08                       Baa1         BBB+           1,724
  1,850    Toyota Motor Credit Corp., Medium Term Notes, 2.70%, due
           1/30/07                                                                       Aaa          AAA            1,810
  1,800    U.S. Bank NA, Notes, 2.85%, due 11/15/06                                      Aa1          AA-            1,772
    950    Univision Communications, Inc., Guaranteed Notes, 3.50%, due
           10/15/07                                                                      Baa2         BBB-             921
  1,800    Verizon Global Funding Corp., Notes, 4.00%, due 1/15/08                       A3           A+             1,763
  1,800    Verizon Wireless Capital, Notes, 5.38%, due 12/15/06                          A3           A              1,805
  2,300    Wachovia Corp., Notes, 4.95%, due 11/1/06                                     Aa3          A+             2,299(oo)
  1,750    Washington Mutual, Inc., Senior Notes, 5.63%, due 1/15/07                     A3           A-             1,760
                                                                                                                ----------

           TOTAL CORPORATE DEBT SECURITIES (COST $70,342)                                                           69,292
                                                                                                                ----------

FOREIGN GOVERNMENT SECURITIES(^) (4.0%)
EUR 3,600  Bundesobligation, 3.50%, due 10/10/08                                         Aaa          AAA            4,426
EUR 1,810  Bundesobligation, 3.25%, due 4/17/09                                          Aaa          AAA            2,210
                                                                                                                ----------

           TOTAL FOREIGN GOVERNMENT SECURITIES (COST $6,811)                                                         6,636
                                                                                                                ----------


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                   NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Limited Maturity Bond Fund cont'd
---------------------------------------------------------

PRINCIPAL AMOUNT                                                                                 RATING                    VALUE(t)
($000's omitted)                                                                        Moody's         S&P        ($000's omitted)

ASSET-BACKED SECURITIES (18.5%)
  3,000    Capital Auto Receivables Asset Trust, Ser. 2004-2, Class A3,
           3.58%, due 1/15/09                                                           Aaa           AAA           2,941
  2,345    Chase Funding Mortgage Loan, Ser. 2003-6, Class 1A3, 3.34%,
           due 5/25/26                                                                  Aaa           AAA           2,304
  3,600    Chase Manhattan Auto Owner Trust, Ser. 2003-C, Class A4,
           2.94%, due 6/15/10                                                           Aaa           AAA           3,515
  3,750    Citibank Credit Card Issuance Trust, Ser. 2004-A1, Class A1,
           2.55%, due 1/20/09                                                           Aaa           AAA           3,665
  2,250    Ford Credit Auto Owner Trust, Ser. 2005-A, Class A3, 3.48%,
           due 11/15/08                                                                 Aaa           AAA           2,221
  1,250    John Deere Owner Trust, Ser. 2005-A, Class A3, 3.98%, due
           6/15/09                                                                      Aaa           AAA           1,233
  3,129    Lehman XS Trust, Ser. 2005-1, Class 2A1, 4.66%, due 2/25/06                  Aaa           AAA           3,097(u)
  3,750    MBNA Credit Card Master Note Trust, Ser. 2002-A1, Class A1,
           4.95%, due 6/15/09                                                           Aaa           AAA           3,755
  2,250    Nissan Auto Receivables Owner Trust, Ser. 2005-A, Class A3,
           3.54%, due 10/15/08                                                          Aaa           AAA           2,218
  1,257    Nomura Asset Acceptance Corp., Ser. 2005-S3, Class AIO,
           20.00%, Interest Only Security, due 8/25/35                                  Aaa           AAA             250
  8,603    Nomura Asset Acceptance Corp., Ser. 2005-S4, Class A1O,
           20.00%, Interest Only Security, due 10/25/35                                 Aaa           AAA           1,905
  2,690    Saxon Asset Securities Trust, Ser. 2004-2, Class AF2, 4.15%,
           due 8/25/35                                                                  Aaa           AAA           2,665
  1,100    USAA Auto Owner Trust, Ser. 2005-1, Class A3, 3.90%, due
           7/15/09                                                                      Aaa           AAA           1,087
                                                                                                                 --------

           TOTAL ASSET-BACKED SECURITIES (COST $31,383)                                                            30,856
                                                                                                                 --------
REPURCHASE AGREEMENTS (1.3%)
  2,245    State Street Bank and Trust Co., Repurchase Agreement, 4.00%,
           due 2/1/06, dated 1/31/06, Maturity Value $2,245,249,
           Collateralized by $2,295,000 Federal Home Loan Bank, 4.5%,
           due 5/21/07 (Collateral Value $2,314,390) (COST $2,245)                                                  2,245(#)
                                                                                                                 --------

           TOTAL INVESTMENTS (99.3%) (COST $168,054)                                                              166,058(##)

           Cash, receivables and other assets, less liabilities (0.7%)                                              1,165(Q)
                                                                                                                 --------
           TOTAL NET ASSETS (100%)                                                                               $167,223
                                                                                                                 --------




SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                  NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Municipal Securities Trust
--------------------------------------------------

PRINCIPAL AMOUNT                          SECURITY(@)                                    RATING                    VALUE(t)
($000's omitted)                                                                Moody's         S&P        ($000's omitted)

TAX-EXEMPT SECURITIES-PRE-REFUNDED BACKED BY U.S. GOVERNMENT SECURITIES (9.6%)
  1,000   New Jersey Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2004
          A, 5.00%, due 6/15/22 PR 6/15/14                                      Aaa                              1,089
  1,000   Phoenix (AZ) Civic Imp. Corp. Jr. Lien Wastewater Sys. Rev.,
          Ser. 2000, 6.00%, due 7/1/12 PR 7/1/10                                Aaa           AAA                1,113
  1,000   Wisconsin St. G.O., Ser. 2002 C, 5.25%, due 5/1/14 PR 5/1/12          Aaa           AAA                1,091
                                                                                                             ---------
                                                                                                                 3,293
                                                                                                             ---------

TAX-EXEMPT SECURITIES-BACKED BY INSURANCE (44.7%)

AMERICAN MUNICIPAL BOND ASSURANCE CORP.
  1,000   Larimer Co. (CO) Sales & Use Tax Rev., Ser. 2000, 5.75%, due
          12/15/15                                                              Aaa           AAA                1,094

FINANCIAL GUARANTY INSURANCE CO.
    750   Detroit (MI) Wayne Co. Sch. Dist. Sch. Bldg. & Site Imp. Ref.
          G.O., Ser. 1998 C, 5.25%, due 5/1/13                                  Aaa           AAA                  822
  1,000   Grapevine (TX) Combination Tax & Tax Increment Reinvestment Zone
          Rev., Ser. 2000, 5.63%, due 8/15/15                                   Aaa           AAA                1,083
  1,000   Monterey Co. (CA) Salinas Union High Sch. Dist. G.O.
          (Middle Sch. Imp. Dist.), Ser. 2003 A, 5.25%, due 10/1/14             Aaa           AAA                1,105
  1,000   Tampa Bay (FL) Wtr. Util. Sys. Rev., Ser. 1998 B, 5.13%, due
          10/1/09                                                               Aaa           AAA                1,055

FINANCIAL SECURITY ASSURANCE INC.
    500   New York St. Urban Dev. Corp. Ref. Rev. (Correctional Facs.),
          Ser. 1994 A, 5.50%, due 1/1/14                                        Aaa           AAA                  546
  1,045   San Antonio (TX) Passenger Fac. Charge & Sub. Lien Arpt.
          Sys. Imp. Rev., Ser. 2005, 5.25%, due 7/1/12                          Aaa           AAA                1,111
  1,000   Springfield (MO) Sch. Dist. Number R-12, Ref. G. O.,
          Ser. 2002 A, 5.50%, due 3/1/13                                                      AAA                1,112
    800   Will & Kendall Cos. (IL) Plainfield Comm. Cons. Sch. Dist.
          Number 202 Sch. Bldg. G.O., Ser. 2001, 5.38%, due 1/1/13                            AAA                  870

MUNICIPAL BOND INVESTORS ASSURANCE CORP.
  1,000   California St. Econ. Rec. G.O., Ser. 2004 A, 5.25%, due 7/1/13        Aaa           AAA                1,102
  1,000   Chicago (IL) O'Hare Int'l Arpt. Gen. Arpt. Third Lien Ref.
          Rev., Ser. 2005 B, 5.25%, due 1/1/17                                  Aaa           AAA                1,107
  1,000   Jefferson Co. (AL) Cap. Imp. & Ref. Warrants, Ser. 2003-A,
          5.00%, due 4/1/18                                                                   AAA                1,060
  1,000   New Jersey Econ. Dev. Au. St. Lease Rev. (Liberty St. Park
          Proj.), Ser. 2005 B, 5.00%, due 3/1/17                                Aaa           AAA                1,080
  1,000   Orange Co. (CA) Local Trans. Au. Measure M Sales Tax
          (Limited Tax) Second Sr. Rev., Ser. 1998 A, 5.50%, due
          2/15/10                                                               Aaa           AAA                1,080
  1,000   Sacramento (CA) Muni. Util. Dist. Fin. Au. Rev. (Cosumnes Proj.),
          Ser. 2006, 5.00%, due 7/1/20                                          Aaa           AAA                1,068
                                                                                                              --------
                                                                                                                15,295
                                                                                                              --------

TAX-EXEMPT SECURITIES-OTHER (44.2%)
    800   Battery Park City Au. (NY) Sr. Rev., Ser. 2003 A, 5.25%,
          due 11/1/22                                                           Aaa           AAA                  866
  1,000   Brazosport (TX) Independent Sch. Dist. Ref. Rev., Ser. 2005,
          5.00%, due 2/15/15                                                    Aaa                              1,074
  1,000   California St. Pub. Works Board Lease Rev. Dept. of Mental
          Hlth. (Coalinga St. Hosp.), Ser. 2004 A, 5.50%, due 6/1/21            A3                               1,085
  1,000   Illinois St. Sales Tax Rev., Ser. 1997 Y, 5.25%, due 6/15/10          Aa3           AAA                1,069
  1,000   Indiana St. Office Bldg. Commission Fac. Ref. Rev., Ser.
          1998 A, 5.13%, due 7/1/14                                             Aa2           AA                 1,049
  1,000   Lake Co. (IL) Forest Preserve Dist. Ref. G.O., Ser. 1997, 5.50%,
          due 2/1/09                                                            Aa1           AAA                1,059


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                 NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Municipal Securities Trust cont'd
---------------------------------------------------------


PRINCIPAL AMOUNT                          SECURITY(@)                                    RATING                    VALUE(t)
($000's omitted)                                                                Moody's         S&P        ($000's omitted)

  1,000   Lake Co. (IL) Sch. Dist. No. 109 Deerfield Ref. G.O., Ser.
          1999 C, 5.00%, due 12/15/14                                           Aa2           AA+                1,079
     10   Mississippi Higher Ed. Assist. Corp. Std. Loan Sub. Rev.,
          Ser. 1993 C, 6.05%, due 9/1/07                                        A                                   10
  1,000   Missouri St. Env. Imp. & Energy Res. Au. Wtr. Ref. PCR (St.
          Revolving Fund Prog.-Master Trust), Ser. 2001 B, 5.50%, due
          1/1/11                                                                Aaa           AAA                1,090
    575   New Jersey Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 1999
          A, 5.63%, due 6/15/13                                                 A1            AA-                  637
    250   New York City (NY) IDA Spec. Fac. Rev. (Term. One Group
          Assoc., L.P. Proj.), Ser. 2005, 5.50%, due 1/1/16                     A3            BBB+                 270(++++)
    500   New York St. Thruway Au. Local Hwy. & Bridge Svc. Contract
          Rev., Ser. 1997, 5.25%, due 4/1/10                                    A2            AA-                  520
  1,000   Northside (TX) Independent Sch. Dist. Unlimited Tax Sch.
          Bldg. G.O., Ser. 1999 A, 6.38%, due 8/15/09                           Aaa           AAA                1,096
  1,000   South Carolina St. Budget & Ctrl. Board St. Fac. Installment
          Purchase Rev. (Dept. of Pub. Safety Proj.), Ser. 2003,
          4.50%, due 1/1/11                                                     Aa2           AA                 1,045
    500   South Carolina St. Cap. Imp. G.O., Ser. 2001 B, 5.38%, due
          4/1/13                                                                              AAA                  548
  1,000   Texas Pub. Fin. Au. Ref. G.O., Ser. 1998 B, 5.13%, due
          10/1/09                                                               Aa1           AA                 1,052
  1,000   Texas Wtr. Dev. Board St. Revolving Fund Sr. Lien Rev., Ser.
          1996 B, 5.25%, due 7/15/13                                                          AAA                1,018
    500   Wyoming St. Loan & Investment Board Cap. Fac. Ref. Rev.,
          Ser. 2002, 5.00%, due 10/1/10                                                       AA                   531
                                                                                                              --------
                                                                                                                15,098
                                                                                                              --------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES (0.3%)(u)
    100   Lincoln Co. (WY) PCR (Exxon Proj.), Ser. 1987 C, 3.09%, due
          2/1/06                                                                P-1           A-1+                 100(++++)
                                                                                                              --------
          TOTAL INVESTMENTS (98.8%) (COST $33,225)                                                              33,786(##)

          Cash, receivables and other assets, less liabilities (1.2%)                                              413
                                                                                                              --------
          TOTAL NET ASSETS (100.0%)                                                                            $34,199
                                                                                                              --------






SEE NOTES TO SCHEDULE OF INVESTMENTS



                                   NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(t) Investments in securities by Neuberger Berman High Income Bond Fund ("High Income"), Neuberger Berman Limited Maturity Bond Fund ("Limited Maturity"), and Neuberger Berman Municipal Securities Trust ("Municipal Securities Trust") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by methods the Board of Trustees of Neuberger Berman Income Funds has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(+++) Investment securities of Neuberger Berman Cash Reserves and Neuberger Berman Government Money Fund are valued at amortized cost, which approximates U.S. Federal income tax cost.

(#)       At cost, which approximates market value.

(##) At January 31, 2006, selected fund information on a U.S. Federal income tax basis was as follows:

                                                                                                                NET
                                                                    GROSS                 GROSS          UNREALIZED
          (000'S OMITTED)                                      UNREALIZED            UNREALIZED        APPRECIATION
          NEUBERGER BERMAN                     COST          APPRECIATION          DEPRECIATION      (DEPRECIATION)
          HIGH INCOME                      $786,327                $4,566                $6,487            $(1,921)
          LIMITED MATURITY                  168,054                   939                 2,935             (1,996)
          MUNICIPAL SECURITIES TRUST         33,225                   731                   170                 561

(@)       Municipal securities held by Municipal Securities Trust are within the four highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors
          Service, Inc. or Standard & Poor's or, where not rated, are determined by the fund's investment manager to be of comparable quality. Approximately 55% of the municipal securities held by Municipal Securities Trust have credit enhancement features backing them, which the fund may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the fund the right to sell back the issue on the date specified.

(C)       Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the fund.

NOTES TO SCHEDULE OF INVESTMENTS cont'd
---------------------------------------

*         Non-income producing security.

** Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the adviser to be liquid. At January 31, 2006, these securities amounted to $128,882,000 or 27.9% of net assets for Cash Reserves, $80,000,000 or 11.4% of net assets for High Income, and $6,407,000 or 3.8% of net assets for Limited Maturity, respectively.

(++)      All or a portion of this security is on loan.

(++++)    Security is guaranteed by the corporate or non-profit obligor.

(o) All or a portion of this security was purchased on a when-issued basis. At January 31, 2006, these securities amounted to $3,733,000 for High Income.

(oo) All or a portion of this security is segregated as collateral for when-issued purchase commitments and/or forward foreign currency contracts.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2006.

(^) Principal amount is stated in the currency in which the security is denominated.

          (EUR) = Euro Currency

(Q) At January 31, 2006, open forward contracts for Limited Maturity were as follows:

                                  CONTRACTS TO        IN EXCHANGE      SETTLEMENT                        NET UNREALIZED
           SELL                       DELIVER                FOR             DATE          VALUE           DEPRECIATION
           Euro Dollar            5,530,000(EUR)       $6,730,065        04/19/06      $6,753,494             ($23,429)


For information on the funds' significant accounting policies, please refer to the funds' most recent annual financial statements.

                                                                                                       JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund
------------------------------------------------------


PRINCIPAL AMOUNT                                                                                RATING                VALUE(+)
($000's omitted)                                                                            Moody's  S&P      ($000's omitted)

U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT (7.9%)
        1,190        U.S. Treasury Bonds, 8.13%, due 8/15/19                                TSY      TSY       1,593 (oo)
        3,225        U.S. Treasury Bonds, 6.00%, due 2/15/26                                TSY      TSY       3,743
          560        U.S. Treasury Notes, 3.63%, due 4/30/07                                TSY      TSY         554
          295        U.S. Treasury Strip, due 08/15/14                                      TSY      TSY         199
                                                                                                           ---------
                     TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF
                     THE U.S. GOVERNMENT (COST $6,248)                                                         6,089
                                                                                                           ---------
U.S. GOVERNMENT AGENCY SECURITIES (5.4%)
        1,320        Fannie Mae, Notes, 4.30%, due 3/9/09                                   AGY      AGY       1,299
          110        Fannie Mae, Notes, 7.25%, due 1/15/10                                  AGY      AGY         119
        1,085        Federal Home Loan Bank, Notes, 4.25%, due 5/16/08                      AGY      AGY       1,073
        1,700        Freddie Mac, Notes, 3.75%, due 8/3/07                                  AGY      AGY       1,674
                                                                                                           ---------
                     TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $4,213)                                     4,165
                                                                                                           ---------
MORTGAGE-BACKED SECURITIES (61.0%)
          425        Banc of America Funding Corp., Ser. 2005-F, Class 4A1,
                     5.45%, due 9/20/35                                                     Aaa      AAA         424
          540        Banc of America Funding Corp., Ser. 2006-A, Class 3A2,
                     5.96%, due 2/20/36                                                              AAA         546
        1,140        Bear Stearns Commercial Mortgage Securities, Inc., Ser.
                     2005-PWR8, Class A4,4.67%, due 6/11/41                                 Aaa                1,089
          272        Chase Commercial Mortgage Securities Corp., Ser. 2000-3,
                     Class A1, 7.09%, due 10/15/32                                                   AAA         279
          625        Chase Commercial Mortgage Securities Corp., Ser. 2000-3,
                     Class A2, 7.32%, due 10/15/32                                                   AAA         674
          277        Credit Suisse First Boston Mortgage Securities Corp., Ser.
                     2005-CN2A, Class A1, 4.77%, due 2/15/06                                Aaa      AAA         277 (**)(oo)(u)
           50        Credit Suisse First Boston Mortgage Securities Corp., Ser.
                     2005-CN2A, Class A2,4.87%, due 2/15/06                                 Aaa      AAA          50 (**)(oo)(u)
          805        Credit Suisse First Boston Mortgage Securities Corp., Ser.
                     2001-CK6, Class A3, 6.39%, due 8/15/36                                 Aaa      AAA         849
          322        Credit Suisse First Boston Mortgage Securities Corp., Ser.
                     2003-C5, Class Al, 3.09%, due 12/15/36                                          AAA         312
          225        Credit Suisse First Boston Mortgage Securities Corp., Ser.
                     2005-C4, Class A3, 5.12%, due 8/15/38                                  Aaa      AAA         223
          604        First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5,
                     Class 2A1, 5.47%, due 11/25/35                                                  AAA         603
          475        G-Force LLC, Ser. 2005-RRA, Class A2,4.83%, due 8/22/36                         AAA         463 (**)
        1,222        GS Mortgage Securities Corp. II, Ser. 2004-C1, Class A1,
                     3.66%, due 10/10/28                                                    Aaa                1,182
          482        GSR Mortgage Loan Trust, Ser. 2005-AR3, Class 6A1, 5.05%,
                     due 5/25/35                                                            Aaa      AAA         477
          220        HSI Asset Securitization Corp. Trust, Ser. 2005-I1, Class
                     2A1, 4.65%, due 2/25/06                                                Aaa      AAA         220 (oo)(u)
          437        Indymac Loan Trust, Ser. 2005-L2, Class A1, 4.75%, due
                     2/25/06                                                                Aaa      AAA         437 (oo)(u)
          353        JP Morgan Chase Commercial Mortgage Security Corp., Ser.
                     2005-FL1A, Class Al, 4.58%, due 2/15/06                                Aaa      AAA         353 (**)(oo)(u)
          325        JP Morgan Chase Commercial Mortgage Security Corp., Ser.
                     2001-CIBC, Class A2, 6.00%, due 3/15/33                                         AAA         326
          237        JP Morgan Chase Commercial Mortgage Security Corp., Ser.
                     2005-CB11, Class Al, 4.52%, due 8/12/37                                Aaa      AAA         234
          220        JP Morgan Chase Commercial Mortgage Security Corp., Ser.

SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                                                                       JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------

PRINCIPAL AMOUNT                                                                                RATING                VALUE(+)
($000's omitted)                                                                            Moody's  S&P      ($000's omitted)

                     2005-LDP3, Class A3,4.96%, due 8/15/42                                 Aaa      AAA         216
          420        JP Morgan Chase Commercial Mortgage Security Corp., Ser.
                     2005-LDP5, Class A4,5.18%, due 12/15/44                                Aaa      AAA         420
        1,477        JP Morgan Mortgage Trust, Ser. 2005-A3, Class 7CA1 5.15%,
                     due 6/25/35                                                                     AAA       1,467
          890        LB Commercial Conduit Mortgage Trust, Ser. 1998-C4, Class
                     A1B, 6.21%, due 10/15/35                                               Aaa      AAA         913
          213        Merrill Lynch Mortgage Trust, Ser. 2005-MKB2, Class A1,
                     4.45%, due 9/12/42                                                     Aaa      AAA         210
          140        Morgan Stanley Capital I, Ser. 2005-T17, Class A5, 4.78%,
                     due 12/13/41                                                                    AAA         135
          442        MortgageIT Trust, Ser. 2005-3, Class Al, 4.83%, due 2/25/06            Aaa      AAA         443 (oo)(u)
           30        Novastar NIM Note Trust, Ser. 2005-N1, 4.78%, due 10/26/35                       A           30 (**)
          501        Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31,
                     5.64%, due 9/25/35                                                     Aaa      AAA         502
         1,100       Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21,
                     6.02%, due 1/25/36                                                     Aaa      AAA       1,114
          300        Structured Asset Securities Corp., Ser. 1997-LLI, Class A3,
                     6.90%, due 10/12/34                                                    Aaa      AAA         304
          544        Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C17,
                     Class A1, 4.43%, due 3/15/42                                           Aaa      AAA         538
          330        Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22,
                     Class A4, 5.27%, due 12/15/44                                          Aaa      AAA         331
FANNIE MAE
          314        Pass-Through Certificates, 5.00%, due 8/1/35                           AGY      AGY         304
          267        Pass-Through Certificates, 6.00%, due 11/1/15                          AGY      AGY         273
          252        Pass-Through Certificates, 8.00%, due 10/1/31                          AGY      AGY         270
          242        Pass-Through Certificates, 8.50%, due 4/1/34                           AGY      AGY         261
        8,225        Pass-Through Certificates, 5.00%, TBA, 15 Year Maturity                AGY      AGY       8,122 (o)
       11,925        Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity                AGY      AGY      11,519 (o)
        9,140        Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity                AGY      AGY       9,040 (o)
FREDDIE MAC
          174        Pass-Through Certificates, 6.50%, due 11/1/25                          AGY      AGY         180
           28        REMIC CMO, Ser. 1364, Class K, 5.00%, due 9/15/07                      AGY      AGY          27
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
        1,287        Pass-Through Certificates, 8.00%, due 12/15/27                         AGY      AGY       1,380
                                                                                                             ---------

                     TOTAL MORTGAGE-BACKED SECURITIES (COST $39,501)                                          47,017
                                                                                                             ---------

CORPORATE DEBT SECURITIES (18.0%)
          140        Alcan, Inc., Bonds, 5.75%, due 6/1/35                                  Baa1     BBB+        135
          155        American Home Products Corp., Notes, 6.95%, due 3/15/11                Baal       A         167
          145        AT&T Wireless Services, Inc., Senior Notes, 7.88%, due
                     3/1/11                                                                 Baa2       A         162
          210        AT&T Wireless Services, Inc., Senior Notes, 8.75%, due
                     3/1/31                                                                 Baa2       A         275
          315        AT&T, Inc., Notes, 5.30%, due 11/15/10                                 A2         A         314
          155        AXA, Subordinated Notes, 8.60%, due 12/15/30                           A3       BBB+        205
          105        Bear Stearns Co., Inc., Unsecured Notes, 5.30%, due 10/30/15           Al         A         104
          320        BNSF Funding Trust I, Guaranteed Notes, 6.61%, due
                     12/15/55                                                               Ba1      BBB         330
          270        Caterpillar Financial Services Corp., Medium-Term Notes,
                     Ser. F, 5.05%, due 12/1/10                                             A2         A         270
          110        CIT Group, Inc., Senior Medium-Term Notes, 4.75%, due
                     8/15/08                                                                A2         A         109
        1,120        Citigroup, Inc., Subordinated Notes, 5.00%, due 9/15/14                Aa2        A+      1,094

SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                                                                       JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------

PRINCIPAL AMOUNT                                                                                RATING                VALUE(+)
($000's omitted)                                                                            Moody's  S&P      ($000's omitted)

           65        Comcast Cable Communications, Senior Notes, 6.88%, due
                     6/15/09                                                                Baa2     BBB+         68
          465        Comcast Cable Communications Holdings, Inc., Guaranteed
                     Notes, 8.38%, due 3/15/13                                              Baa2     BBB+        532
          100        Comcast Corp., Senior Unsecured Notes, 6.50%, due 11/15/35             Baa2     BBB+        100
          500        Cox Communications, Inc., Notes, 6.75%, due 3/15/11                    Baa3     BBB-        520
          105        Dominion Resources, Inc., Senior Unsecured Notes, 5.15%, due
                     7/15/15                                                                Baal     BBB         101
          120        Enterprise Products Partners L.P., Guaranteed Notes, Ser. B,
                     6.88%, due 3/1/33                                                      Baa3     BB+         127
          135        ERAC USA Finance Co., Bonds, 5.90%, due 11/15/15                       Baal      A-         137 (**)
          130        Excelon Corp., Notes, 4.90%, due 6/15/15                               Baa2     BBB         124
          285        FirstEnergy Corp., Notes, Ser. B, 6.45%, due 11/15/11                  Baa3     BBB-        300
          415        Goldman Sachs Group, Inc., Notes, 5.25%, due 10/15/13                   Aa3      A+         411
          390        Harrahs Operating, Inc., Bonds, 5.63%, due 6/1/15                      Baa3     BBB-        381
          235        HSBC Finance Corp., Notes, 4.75%, due 5/15/09                           Aa3      A          232
           90        HSBC Finance Corp., Unsecured Notes, 4.13%, due 11/16/09                Aa3      A           87
          100        HSBC Finance Corp., Notes, 7.00%, due 5/15/12                           Aa3      A          109
          390        International Lease Finance Corp., Unsubordinated Notes,
                     4.75%, due 7/1/09                                                       Al       AA-        385
          125        John Deere Capital Corp., Senior Medium-Term Notes, Ser. D,
                     4.88%, due 3/16/09                                                      A3       A-         124
           60        Johnson Controls, Inc., Senior Notes, 5.50%, due 1/15/16               Baal      A-          59
          245        JP Morgan Chase Capital XV, Notes, 5.88%, due 3/15/35                   Al       A-         240
          205        Kaneb Pipe Line Operating Partnership L.P., Senior Notes,
                     5.88%, due 6/1/13                                                      Baa3     BBB-        209
          110        Kinder Morgan Finance, Guaranteed Notes, 5.35%, due 1/5/11             Baa2     BBB         110 (**)
          110        Kinder Morgan Finance, Guaranteed Notes, 5.70%, due 1/5/16             Baa2     BBB         110 (**)
          175        Kraft Foods, Inc., Notes, 4,00%, due 10/1/08                            A3      BBB+        170
          245        Lennar Corp., Senior Unsecured Notes, Ser. B, 5.60%, due
                     5/31/15                                                                Baa3     BBB         237
          200        Merrill Lynch & Co., Medium-Term Notes, Ser. B, 4.00%, due
                     11/15/07                                                                Aa3      A+         197
          150        Metlife, Inc., Senior Notes, 5.70%, due 6/15/35                         A2       A          148
          105        News America, Inc., Guaranteed Notes, 6.20%, due 12/15/34              Baa2     BBB         103
          175        News America, Inc., Notes, 6.40%, due 12/15/35                         Baa2     BBB         174 (**)
           80        Nexen, Inc., Unsecured Notes, 5.88%, due 3/10/35                       Baa2     BBB-         78
          330        Packaging Corp. of America, Unsubordinated Notes, 5.75%, due
                     8/1/13                                                                 Bal      BBB         325
          175        Progress Energy, Inc., Senior Notes, 5.85%, due 10/30/08               Baa2     BBB-        177
          170        Prologis, Senior Notes, 5.63%, due 11/15/15                            Baal     BBB+        170 (**)
          170        Regions Financial Corp., Senior Notes, 4.50%, due 8/8/08                A1       A          168
           40        Scottish Power PLC, Unsecured Notes, 5.38%, due 3/15/15                Baal     BBB+         40
          100        Simon Property Group L.P., Notes, 4.60%, due 6/15/10                   Baal     BBB+         97
          275        Simon Property Group L.P., Notes, 4.88%, due 8/15/10                   Baal     BBB+        271
          355        Simon Property Group L.P., Unsubordinated Notes, 5.75%, due
                     12/1/15                                                                Baal     BBB+        358 (**)
          140        SLM Corp., Medium-Term Notes, 5.13%, due 8/27/12                        A2       A          138
          180        Sprint Capital Corp., Guaranteed Notes, 7.63%, due 1/30/11             Baa2      A-         198
           90        Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32             Baa2      A-         118
          200        Suntrust Bank, Subordinated Notes, 5.00%, due 9/1/15                    Aa3      A+         196
           95        Teck Cominco Ltd., Notes, 6.13%, due 10/1/35                           Baa2     BBB          93
           70        Telecom Italia Capital, Guaranteed Notes, 4.95%, due 9/30/14           Baa2     BBB+         66
          620        Telecom Italia Capital, Notes, 5.25%, due 10/1/15                      Baa2     BBB+        595
          100        Telefonica Europe BV, Guaranteed Notes, 7.75%, due 9/15/10             Baal     BBB+        109
          335        Telefonos de Mexico S.A., Notes, 4.50%, due 11/19/08                    A3      BBB+        327

SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                                                                  JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------

PRINCIPAL AMOUNT                                                                                RATING                VALUE(+)
($000's omitted)                                                                            Moody's  S&P      ($000's omitted)

          165        Time Warner Entertainment Co. L.P., Senior Notes, 8.38%, due
                     7/15/33                                                                Baal     BBB+        195
           85        Time Warner, Inc., Guaranteed Notes, 7.63%, due 4/15/31                Baal     BBB+         94
          230        Univision Communications, Inc., Guaranteed Notes, 3.50%, due
                     10/15/07                                                               Baa2     BBB-        223
          275        Verizon Global Funding Corp., Bonds, 5.85%, due 9/15/35                 A3       A          259
          240        Wachovia Corp., Subordinated Notes, 5.25%, due 8/1/14                   Al       A          238
          190        Wal-Mart Stores, Notes, 4.50%, due 7/1/15                               Aa2      AA         181
           90        Wells Fargo Bank NA, Subordinated Notes, 4.75%, due 2/9/15              Aal      AA-         87
          435        Zurich Capital Trust I, Guaranteed Notes, 8.38%, due 6/1/37            Baa2      A-         469 (**)
                                                                                                             --------
                     TOTAL CORPORATE DEBT SECURITIES (COST $14,189)                                           13,930
                                                                                                             --------

ASSET-BACKED SECURITIES (35.6%)
           42        ABSC NIMS Trust, Ser. 2005-HE6, Class A1, 5.05%, due 8/27/35                     A-          41 (**)
        1,015        American Express Credit Account Master Trust, Ser. 2003-1,
                     Class A, 4.58%, due 2/15/06                                            Aaa      AAA       1,017 (oo)(u)
           26        Ameriquest Mortgage Securities, Inc., Ser. 2002-AR1, Class
                     M2, 5.83%, due 2/25/06                                                  Al      AAA          26 (oo)(u)
          105        Arcap Reit, Inc., Subordinated Bonds, Ser. 2004-1A, Class D,
                     5.64%, due 4/21/39                                                      A3       A-         104 (**)
           34        Asset Backed Funding Corp. NIM Trust, Ser. 2005-WF1A, Class
                     N1, 4.75%, due 3/26/07                                                                       34 (**)(^^^)
        2,000        Bank One Issuance Trust, Ser. 2004-A2, Class A2, 4.50%, due
                     2/15/06                                                                Aaa      AAA       2,001 (oo)(u)
          590        BMW Floorplan Master Owner Trust, Ser. 2003-1A, Class A,
                     4.52%, due 2/17/06                                                     Aaa      AAA         590 (**)(oo)(u)
          245        Capital One Master Trust, Ser. 2000-3, Class A, 4.66%, due
                     2/15/06                                                                Aaa      AAA         246 (oo)(u)
          275        Capital One Multi-Asset Execution Trust, Ser. 2002-A1, Class
                     Al, 4.74%, due 2/15/06                                                 Aaa      AAA         276 (oo)(u)
          330        Capital One Multi-Asset Execution Trust, Ser. 2004-C1, Class
                     Cl, 3.40%. due 11/16/09                                                Baa2     BBB         325
          425        Capital One Prime Auto Receivables Trust, Ser. 2004-1, Class
                     A4, 4.54%, due 2/15/06                                                 Aaa      AAA         425 (oo)(u)
          141        Carmax Auto Owner Trust, Ser. 2004-1, Class D, 3.52%, due
                     11/15/10                                                               Baa3     BBB         138
          205        Chase Credit Card Master Trust, Ser. 2004-2. Class A, 4.51%,
                     due 2/15/06                                                            Aaa      AAA         205 (oo)(u)
          195        Chase Credit Card Master Trust, Ser. 2002-5, Class A, 4.57%,
                     due 2/15/06                                                            Aaa      AAA         195 (oo)(u)
          214        Chase Funding Mortgage Loan, Asset-Backed Certificates, Ser.
                     2004-1, Class 2A2, 4.76%, due 2/25/06                                  Aaa      AAA         214 (oo)(u)
           77        Chase Funding Mortgage Loan, Asset-Backed Certificates, Ser.
                     2002-2, Class 2A1, 4.78%, due 2/25/06                                  Aaa      AAA          77 (oo)(u)
        1,000        Chase Issuance Trust, Ser. 2005-A1; Class Al, 4.48%, due
                     2/15/06                                                                Aaa      AAA       1,000 (oo)(u)
          133        Chesapeake Funding LLC, Ser. 2003-1, Class A1, 4.67%, due
                     2/6/06                                                                 Aaa      AAA         133 (oo)(u)
           71        Chevy Chase Auto Receivables Trust, Ser. 2001-2, Class A4,
                     4.44%, due 4/16/07                                                     Aaa      AAA          71
          250        Citibank Credit Card Issuance Trust, Ser. 2003-Al1, Class
                     Al1, 4.65%, due 4/16/06                                                Aaa      AAA         250 (oo)(u)
          764        College Loan Corp. Trust, Ser. 2003-2, Class A2, 4.76%, due
                     4/25/06                                                                Aaa      AAA         765 (oo)(u)
          408        Collegiate Funding Services Education Loan Trust 1, Ser.

SEE NOTES TO SCHEDULE OF INVESTMENTS



                                                                                                 JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------

PRINCIPAL AMOUNT                                                                                RATING                VALUE(+)
($000's omitted)                                                                            Moody's  S&P      ($000's omitted)

                     2003-B, Class A1, 4.62%, due 3/28/06                                   Aaa      AAA         409 (oo)(u)
          699        Countrywide Home Equity Loan Trust, Ser. 2005-A, Class 2A,
                     4.71%, due 2/15/06                                                     Aaa      AAA         700 (oo)(u)
          461        Countywide Asset-Backed Certificates, Ser. 2005-17, Class
                     4AV1, 4.64%, due 2/25/06                                               Aaa      AAA         461 (oo)(u)
          141        Countywide Asset-Backed Certificates, Ser. 2005-SD2, Class
                     AlA, 4.69%, due 2/25/06                                                Aaa      AAA         141 (**)(oo)(u)
          372        Countywide Asset-Backed Certificates, Ser. 2004-14, Class
                     A2, 4.80%, due 2/25/06                                                 Aaa      AAA         372 (oo)(u)
           34        Countywide Asset-Backed Certificates, Ser. 2005-5N, Class N,
                     5.00%, due 7/25/36                                                              BBB          33 (**)
           44        Countywide Asset-Backed Certificates, Ser. 2005-2N, Class N,
                     4.50%, due 8/25/36                                                              BBB          43 (**)
          198        Countywide Home Equity Loan Trust, Ser. 2002-D, Class A,
                     4.71%, due 2/15/06                                                     Aaa      AAA         198 (oo)(u)
           30        Credit-Based Asset Servicing and Securitization, Ser.
                     2004-CB6, Class AFl, 4.72%, due 2/25/06                                Aaa      AAA          30 (oo)(u)
          845        Distribution Financial Services Floorplan Master Trust, Ser.
                     2003-2, Class A, 4.57%, due 2/15/06                                    Aaa      AAA         845 (oo)(u)
           95        Equifirst Mortgage Loan Trust, Ser. 2005-1, Class Al, 4.59%,
                     due 2/25/06                                                            Aaa      AAA          95 (oo)(u)
          164        Equifirst Mortgage Loan Trust, Ser. 2003-2, Class 3A3,
                     5.28%, due 2/25/06                                                     Aaa      AAA         165 (oo)(u)
           35        Equifirst Mortgage Loan Trust NIM Notes, Ser. 2004-2, Class
                     N1, 3.97%, due 10/25/34                                                          A-          35 (**)
          424        Fannie Mae Grantor Trust, Ser. 2005-T3, Class AIA, 4.57%,
                     due 2/25/06                                                            Aaa      AAA         424 (oo)(u)
           49        Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 4.65%, due
                     2/25/06                                                                Aaa      AAA          49 (oo)(u)
           74        Fannie Mae Grantor Trust, Ser. 2003-T3, Class IA, 4.65%, due
                     2/25/06                                                                Aaa      AAA          74 (oo)(u)
          312        Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 4.64%, due
                     2/25/06                                                                Aaa      AAA         313 (oo)(u)
           81        Fannie Mae Whole Loan, Ser. 2003-W16, Class AV1, 4.68%, due
                     2/25/06                                                                Aaa      AAA          81 (oo)(u)
           30        Fannie Mae Whole Loan, Ser. 2002-W2, Class AV1, 4.79%, due
                     2/25/06                                                                Aaa      AAA          30 (oo)(u)
          580        First Franklin Mortgage Loan Trust, Asset-Backed
                     Certificates, Ser. 2004-FFH3, Class 2A1, 4.91%, due 2/25/06            Aaa      AAA         582 (oo)(u)
          565        Ford Credit Floorplan Master Owner Trust, Ser. 2004-1, Class
                     A, 4.51%, due 2/15/06                                                  Aaa      AAA         565 (oo)(u)
          495        Ford Credit Floorplan Master Owner Trust, Ser. 2001-2, Class
                     A, 4.61%, due 2/15/06                                                  Aaa      AAA         495 (oo)(u)
           34        Fremont NIM Trust, Ser. 2005-C, 5.58%, due 7/25/35                              BBB          34 (**)
          285        GE Dealer Floorplan Master Note Trust, Ser. 2005-1, Class A,
                     4.53%, due 2/20/06                                                     Aaa      AAA         285 (oo)(u)
          640        GE Dealer Floorplan Master Note Trust, Ser. 2004-2, Class A,
                     4.57%, due 2/20/06                                                     Aaa      AAA         641 (oo)(u)
          845        Gracechurch Card Funding PLC, Ser. 7, Class A, 4.49%, due
                     2/15/06                                                                Aaa      AAA         845 (oo)(u)
           25        GSAMP Trust, Ser. 2003-AHL, Class A2A, 4.73%, due 2/25/06                       AAA          25 (oo)(u)
           54        Master Asset Backed Securities Trust, Ser. 2004-OPT1, Class
                     A3, 4.79%, due 2/25/06                                                 Aaa      AAA          55 (oo)(u)
          295        MBNA Credit Card Master Note Trust, Ser. 2002-A4, Class A4,
                     4.58%, due 2/15/06                                                     Aaa      AAA         296 (oo)(u)
          370        MBNA Credit Card Master Note Trust, Ser. 2003-A12, Class

SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                                                                  JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------

PRINCIPAL AMOUNT                                                                                RATING                VALUE(+)
($000's omitted)                                                                            Moody's  S&P      ($000's omitted)

                     A12, 4.58%, due 2/15/06                                                Aaa      AAA         371 (oo)(u)
          605        MBNA Credit Card Master Note Trust, Ser. 2002-A13, Class A,
                     4.60%, due 2/15/06                                                     Aaa      AAA         606 (oo)(u)
          700        MBNA Credit Card Master Note Trust, Ser. 2001-A3, Class A3,
                     4.71%, due 4/15/06                                                     Aaa      AAA         700 (oo)(u)
          650        MBNA Master Credit Card Trust, Ser. 1999-D, Class A, 4.66%,
                     due 2/15/06                                                            Aaa      AAA         650 (oo)(u)
          390        MBNA Master Credit Card Trust, Ser. 2000-D, Class A, 4.67%,
                     due 2/15/06                                                            Aaa      AAA         391 (oo)(u)
          815        MBNA Master Credit Card Trust USA, Ser. 1998-E, Class A
                     4.75%, due 4/15/06                                                     Aaa      AAA         817 (oo)(u)
          177        Merrill Auto Trust Securitization, Ser. 2005-1, Class A2B
                     4.54%, due 2/25/06                                                     Aaa      AAA         177 (oo)(u)
           14        Merrill Lynch Mortgage Investors, Inc., Ser. 2004-WMC1,
                     Class A2, 4.83%, due 2/25/06                                           Aaa      AAA          14 (oo)(u)
          310        MSDWCC Heloc Trust, Ser. 2003-2, Class A, 4.79%, due 2/25/06           Aaa      AAA         310 (oo)(u)
           20        National City Auto Receivables Trust, Ser. 2002-A, Class A4,
                     4.83%, due 8/15/09                                                     Aaa      AAA          20
          180        Navistar Financial Corp. Owner Trust, Ser. 2003-B, Class A3,
                     4.67%, due 2/15/06                                                     Aaa      AAA         180 (oo)(u)
          113        New Century Mortgage Corp. NIM Trust, Ser. 2005-A, Class N1,
                     4.70%, due 8/25/35                                                               A-         113 (**)
          260        Newcastle CDO Ltd., Ser. 2004-4A, Class 3FX, 5.11%, due
                     3/24/39                                                                 A2       A          247 (**)
          217        Nissan Auto Lease Trust, Ser. 2003-A, Class A3A, 4.61%, due
                     2/15/06                                                                Aaa      AAA         217 (oo)(u)
          109        Novastar Home Equity Loan, Ser. 2005-1, Class A2A, 4.65%,
                     due 2/25/06                                                            Aaa      AAA         109 (oo)(u)
           33        Novastar NIM Note Trust, Ser. 2004-N3, 3.97%, due 3/25/35                        A           33 (**)
           48        Option One Mortgage Loan Trust, Ser. 2002-2, Class A, 4.80%,
                     due 2/25/06                                                            Aaa      AAA          48 (oo)(u)
           56        Option One Mortgage Loan Trust, Ser. 2003-1, Class A2,
                     4.95%, due 2/25/06                                                     Aaa      AAA          56 (oo)(u)
           62        Option One Mortgage Loan Trust, Ser. 2001-4, Class A, 5.13%,
                     due 2/25/06                                                            Aaa      AAA          62 (oo)(u)
          126        Park Place Securities NIM Trust, Ser. 2005-WCW2, Class A,
                     5.50%, due 7/25/35                                                                          125 (**)(^^)
          207        Renaissance Home Equity Loan Trust, Ser. 2005-3, Class AF1,
                     4.68%, due 2/25/06                                                     Aaa      AAA         207 (oo)(u)
           67        Renaissance Home Equity Loan Trust, Ser. 2005-4, Class N,
                     7.14%, due 2/25/36                                                              BBB          67 (**)
            2        Renaissance NIM Note Trust, Ser. 2004-B, 5.19%, due 8/26/34                     BBB           2 (**)
           43        Residential Asset Mortgage Products NIM Note Trust, Ser.
                     2005-NM2, 5.19%, due 4/25/35                                                                 43 (**)(^^)
           86        Residential Asset Mortgage Products, Inc., Ser. 2003-RS2
                     Class AII, 4.87%, due 2/25/06                                          Aaa      AAA          86 (oo)(u)
          252        Residential Asset Mortgage Products, Inc., Ser. 2003-RS3
                     Class AII, 4.89%, due 2/25/06                                          Aaa      AAA         253 (oo)(u)
           67        Residential Asset Mortgage Products, Inc., Ser. 2002-RS5,
                     Class AII, 4.90%, due 2/25/06                                          Aaa      AAA          67 (oo)(u)
           81        Residential Asset Mortgage Products, Inc., Ser. 2003-RS1,
                     Class AII, 4.92%, due 2/25/06                                          Aaa      AAA          81 (oo)(u)
           56        Residential Asset Securities Corp., Ser. 2002-KS3, Class
                     A1B, 4.78%, due 2/25/06                                                Aaa      AAA          56 (oo)(u)
           31        Residential Asset Securities Corp., Ser. 2003-KS1, Class A2,
                     4.90%, due 2/25/06                                                     Aaa      AAA          31 (oo)(u)

SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                                                                  JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------

PRINCIPAL AMOUNT                                                                                RATING                VALUE(+)
($000's omitted)                                                                            Moody's  S&P     ($000's omitted)

          357        Residential Funding Mortgage Securities II, Ser. 2005-HI2,
                     Class Al, 4.67%, due 2/25/06                                           Aaa      AAA         357 (oo)(u)
          137        Saxon Asset Securities Trust, Ser. 2004-1, Class A, 4.80%,
                     due 2/25/06                                                            Aaa      AAA         137 (oo)(u)
          154        SB Finance NIM Trust, Ser. 2005-WFHE, 4.75%, due 6/25/35                         A-         152 (**)
           56        Securitized Asset Backed Receivables LLC, Ser. 2004-OP1,
                     Class A2, 4.78%, due 2/25/06                                           Aaa      AAA          56 (oo)(u)
          459        SLM Student Loan Trust, Ser. 2005-A, Class A1, 4.53%, due
                     3/15/06                                                                Aaa      AAA         459 (oo)(u)
          800        SLM Student Loan Trust, Ser. 2006-1, Class Al, 4.61%, due
                     4/25/06                                                                Aaa      AAA         800 (oo)(u)
           92        SLM Student Loan Trust, Ser. 2004-10, Class A2, 4.64%, due
                     4/25/06                                                                Aaa      AAA          92 (oo)(u)
          574        SLM Student Loan Trust, Ser. 2004-1, Class Al, 4.66%, due
                     4/25/06                                                                Aaa      AAA         574 (oo)(u)
           60        Soundview NIM Trust, Ser. 2005-DO1, Class N1, 4.70%, due
                     5/25/35                                                                          A+          60
          130        Specialty Underwriting & Residential Finance, Ser. 2004-BC2,
                     Class A2, 4.80%, due 2/25/06                                           Aaa      AAA         130 (oo)(u)
            9        Specialty Underwriting & Residential Finance, Ser. 2003-BC1,
                     Class A, 4.87%, due 2/25/06                                            Aaa                    9 (oo)(u)
           42        Structured Asset Securities Corp., Ser. 2003-BC1, Class A,
                     5.03%, due 2/25/06                                                     Aaa      AAA          42 (oo)(u)
          665        Volkswagen Credit Auto Master Trust, Ser. 2005-1, Class A,
                     4.51%, due 2/20/06                                                     Aaa      AAA         665 (oo)(u)
          292        Wachovia Asset Securitization, Inc., Ser. 2003-HE3, Class A,
                     4.78%, due 2/25/06                                                     Aaa      AAA         292 (oo)(u)
           16        Wells Fargo Home Equity Trust, Ser. 2004-2N, Class N1,
                     4.45%, due 10/26/34                                                              A-          16 (**)
          175        WFS Financial Owner Trust, Ser. 2004-1, Class D, 3.17%, due
                     8/22/11                                                                Al       BBB         172
          845        World Omni Master Owner Trust, Ser. 2004-1, Class A, 4.54%,
                     due 2/15/06                                                            Aaa      AAA         846 (oo)(u)
                                                                                                             ---------
                     TOTAL ASSET-BACKED SECURITIES (COST $26,112)                                             27,452
                                                                                                             ---------
NUMBER OF SHARES
SHORT-TERM INVESTMENTS (9.5%)
    7,310,664        Neuberger Berman Prime Money Fund Trust Class (COST $7,311)                               7,311 (#)(@)
                                                                                                             ---------

                     TOTAL INVESTMENTS (137.4%) (COST $97,574)                                               105,964 (##)

                     Liabilities, less cash, receivables and other assets [(37.4%)]                          (28,847)
                                                                                                             ---------
                     TOTAL NET ASSETS (100.0%)
                                                                                                             $77,117
                                                                                                              --------

SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                  JANUARY 31, 2006 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund
---------------------------------------------------------------

(+) Investments in securities by Lehman Brothers Core Bond Fund (the "Fund") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by methods the Board of Trustees of Neuberger Berman Income Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices arefurnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)     At cost, which approximates market value.

(##) At January 31, 2006, the cost of investments for U.S. Federal income tax purposes was $97,574,000. Gross unrealized appreciation of investments was $9,241,000 and gross unrealized depreciation of investments was $851,000, resulting in net unrealized appreciation of $8,390,000, based on cost for U.S. Federal income tax purposes.

(**) Restricted security subject to restrictions on resale under federal securities law. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the adviser to be liquid. At January 31, 2006, these securities amounted to $4,554,000 or 5.9% of net assets for the Fund.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(^^^)   Rated A- by Fitch Investors Services, Inc.

(^^)    Rated BBB by Fitch Investors Services, Inc.

(o) All or a portion of this security was purchased on a when-issued basis. At January 31, 2006, these securities amounted to $28,681,000.

(oo) All or a portion of this security is segregated as collateral for when-issued purchase commitments.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2006.


For information on the Fund's significant accounting policies, please refer to the Fund's most recent annual financial statements.

                                                                                                 JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers New York Municipal Money Fund
---------------------------------------------------------------------

PRINCIPAL AMOUNT                    SECURITY(@)                                            RATING(@@)              VALUE(+)
($000's omitted)                                                                       Moody's      S&P       ($000's omitted)

MUNICIPAL NOTES (1.5%)
        1,500         Minisink Valley (NY) Central Sch. Dist. G.O. (Antic Nts),
                      Ser. 2005, 4.38%, due 12/8/06                                                           1,512
                                                                                                            -------
TAX-EXEMPT SECURITIES-OTHER (1.5%)
        1,500         Clarence (NY) Central Sch. Dist. G.O., Ser. 2006, 4.00%,
                      due 9/14/06                                                                             1,506
                                                                                                            -------
TAX-EXEMPT VARIABLE RATE DEMAND NOTES (7.4%) (u)
        3,700         New York St. Dorm. Au. Non St. Supported Debt Rev.
                      (Columbia), Ser. 2003, 2.95%, due 2/2/06                         VMIG1        A-1+      3,700(++++)
        3,803         New York St. Dorm. Au. Rev. (Met. Museum of Art), Ser. 1993
                      A, 2.98%, due 2/1/06                                             VMIG1        A-1+      3,803(++++)
                                                                                                            -------
                                                                                                              7,503
                                                                                                            -------
TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY LETTERS OF CREDIT (67.0%)(u)

ABN AMRO BANK NV
        3,400         Triborough (NY) Bridge & Tunnel Au. Ref. Rev., Ser.
                      2002 F,2.98%, due 2/2/06                                         VMIG1        A-1+      3,400

BANK OF AMERICA
        1,000         New York City Ind. Dev. Agcy. Rev. (Liberty-1 Bryant
                      Park LLC-B), Ser. 2004, 3.10%, due 2/1/06                        VMIG1        A-1+      1,000(++++)

BANK OF NEW YORK
        2,000         Westchester Co. (NY) IDA Dev. Rev. (Levister Redev.
                      Co.), Ser. 2001 B, 3.05%, due 2/2/06                             VMIG1                  2,000(++++)

BANK OF NOVA SCOTIA
        2,000         New York Local Govt. Assistance Corp. Rev. (A Pub.
                      Benefit Corp. of New York St.), Ser. 1995 G, 2.97%,
                      due 2/1/06                                                       VMIG1        A-1+      2,000
        4,000         New York St. Dorm. Au. Rev. (Mental Hlth. Svcs.),
                      Sub. Ser. 2003 D, 2.97%, due 2/2/06                                           A-1+      4,000
          800         Port Au. Of NY & NJ Special Oblig. Rev. (Versatile
                      Structure Oblig.), Ser. 1997, 3.11%, due 2/1/06                  VMIG1        A-1+        800

BP PLC
        1,650         Allegany Co. (NY) IDA Env. Fac. Rev. (Atlantic Richfield
                      Proj.), Ser.2002, 3.12%, due 2/l/06                              VMIG1        A-1+      1,650(++++)

CITIBANK, N.A.
        2,400         New York St. Dorm. Au. Non St. Supported Debt Rev. (North
                      Shore-L.I. Jewish), Ser. 2005 A, 3.02%, due 2/1/06               VMIG1                  2,400(++++)

CITIZENS BANK
        3,825         Onondaga Co. (NY) IDA Civic Fac. Rev. (Comm. College Hsg.
                      Dev.), Ser. 2005 A, 3.04%, due 2/2/06                                         A-1+      3,825
        2,000         Utica (NY) Ind. Dev. Agcy. Civic Fac. Rev. (Utica College
                      Proj.), Ser. 2005 A, 3.02%, due 2/2/06                           VMIG1                  2,000(++++)

COMMERCE BANK N.A.
          300         New York City (NY) Hsg. Dev. Corp. Mtg. Rev. (Residential
                      East 17th Proj.), Ser. 1993 A, 3.07%, due 2/1/06                              A-1+        300(++++)(oo)
        2,000         Putnam Co. (NY) IDA Civic Fac. Rev. (UTD Celebral Palsy),
                      Ser. 2005 A, 3.07%, due 2/2/06                                   VMIG1                  2,000(++++)

DEUTSCHE BANK AG
          875         Auburn (NY) Ind. Dev. Au. IDR (Goulds Pumps Inc. Proj.),
                      Ser. 1989, 3.15%, due 2/1/06                                                              875

DEXIA CREDIT LOCALE DE FRANCE
        1,500         New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys.
                      Rev., Ser. 2001 F, 3.07%, due 2/1/06                             VMIG1        A-1+      1,500


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                                 JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers New York Municipal Money Fund cont'd
----------------------------------------------------------------------------

PRINCIPAL AMOUNT                    SECURITY(@)                                            RATING(@@)              VALUE(+)
($000's omitted)                                                                       Moody's      S&P       ($000's omitted)

FANNIE MAE
        1,000         New Rochelle (NY) Muni. Hsg. Au. Multi-Family Hsg. Mtge.
                      Rev. (Sound Shore Med. Ctr. Apts.), Ser. 2005 A, 2.99%,
                      due 2/2/06                                                                    A-1+      1,000(++++)
        3,500         New York City (NY) Hsg. Dev. Corp. Multi Family Rent Hsg.
                      (Progress of Peoples Dev.), Ser. 2005 A, 3.05%, due 2/1/06                    A-1+      3,500
        2,200         New York City (NY) Hsg. Dev. Corp. Multi-Family Rental Hsg.
                      Rev., Ser. 2002 A, 3.04%, due 2/1/06                                          A-1+      2,200(++++)
        2,000         New York St. HFA Rev. (East 39 Street Hsg. A-Rmk 11/1/01),
                      Ser. 2000, 3.04%, due 2/1/06                                     VGIM1                  2,000

FLEET BANK
        1,000         New York St. FGA Rev. (Helena Hsg.), Ser. 2004 A, 3.05%,
                      due 2/1/06                                                       VMIG1                  1,000(++++)

FORTIS BANK SA
          700         New York Metro. Trans. Au. Rev., Sub. Ser. 2005 E, 2.99%,
                      due 2/2/06                                                       VMIG1        A-1+        700

FREDDIE MAC
        2,100         New York St. (HFA) Rev. (10 Liberty-A-Rmkt 6/2/05), Ser.
                      2003, 3.00%, due 2/1/06                                          VMIG1                  2,100(++++)

J.P. MORGAN CHASE
        2,475         Genesee Co. NY Ind. Agcy. Indl. Dev. Rev. (RJ Prop. LLC PJ),
                      Ser. 2000, 3.04%, due 2/1/06                                                  A-1+      2,475(++++)
        1,000         New York City (NY) Trust for Cultural Resources Rev. (Asia
                      Society), Ser. 2000, 2.96%, due 2/2/06                           VMIG1                  1,000(++++)

KEY BANK
        1,210         Herkimer Co. (NY) IDA Civic Fac. Rev. (Templeton Foundation
                      Proj.), Ser. 2000, 3.10%, due 2/2/06                             VMIG1        A-1+      1,210(++++)
        2,400         New York St. Hsg. Fin. Agcy. Hsg. Rev. (521 West 42nd Street
                      Apts.), Ser. 2004 A, 3.02%, due 2/1/06                           VMIG1                  2,400(++++)

LANDESBANK HESSEN-THUERINGEN GIROZENTRALE
        2,000         New York City Hsg. Dev. Corp. Mtg. Rev.
                      (Multiple-Family-The-Crest-A), Ser. 2005, 3.00%, due 2/1/06                   A-1+      2,000(++++)
        2,000         New York St. Hsg. Fin. Agcy. Rev. (Tribeca Green Hsg.), Ser.
                      2003 A, 3.00%, due 2/1/06                                        VMIG1                  2,000(++++)

MERRILL LYNCH CAPITAL MARKETS
        2,000         Battery Park City (NY) Au. Rev., (PT-2057), Ser. 2003,
                      3.14%, due 2/2/06                                                                       2,000
        2,395         New York City (NY) G.O. Floats PT-3069, Ser. 2005, 3.14%,
                      due 2/1/06                                                                    A-1       2,395

MORGAN STANLEY
        3,000         Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Rec. Rev.
                      (CTFS), Ser. 2000, 3.03%, due 2/2/06                             VMIG1                  3,000(++++)

RADIAN
        2,000         New York City (NY) Trust for Cultural Resources Rev.
                      (Manhattan School of Music), Ser. 2000, 3.02%, due 2/2/06                     A-1+      2,000(++++)

SOCIETE GENERALE
        1,300         New York St. Local Govt. Assistance Corp. Muni. Sec. Trust
                      Receipts Rev., Ser. 1997, 3.05%, due 2/1/06                                   A-1+      1,300

SOVEREIGN BANK FSB
        2,000         Nassau Co. (NY) IDA Civic Fac. Rev. (North Shore Hebrew
                      Academy Proj.), Ser. 2005, 3.05%, due 2/2/06                     VMIG1                  2,000(++++)
        3,000         Warren & Wash Cos. (NY) IDA Civic Fac. Rev. (Glen at Hiland
                      Meadows PJ), Ser. 2000, 3.04%, due 2/1/06                                     A-1       3,000(++++)

WACHOVIA BANK & TRUST CO.
        1,000         New York St. Energy Res. & Dev. Au. Fac. Rev. (Con Edison
                      Co. of New York), Sub. Ser. 2005 A, 2.99%, due 2/1/06            VMIG1        A-1+      1,000(++++)
                                                                                                           --------
                                                                                                             68,030
                                                                                                           --------

SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                                                                 JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers New York Municipal Money Fund cont'd
----------------------------------------------------------------------------

PRINCIPAL AMOUNT                    SECURITY(@)                                            RATING(@@)              VALUE(+)
($000's omitted)                                                                       Moody's      S&P       ($000's omitted)

TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY INSURANCE (22.4%)(u)

AMERICAN MUNICIPAL BOND ASSURANCE CORP.
        1,100         New York City (NY) Trust for Cultural Res. Rev., Ser. 2000,
                      3.05%, due 2/1/06                                                             A-l+      1,100
        2,000         New York St. Twy. Au. Hwy. & Bridge Trust Fund Rev.
                      (MT-199), Ser. 2005, 3.14%, due 2/2/06                                                  2,000

FINANCIAL GUARANTY INSURANCE CO.
        3,805         Puerto Rico Commonwealth Rev., Ser. 2002, 3.05%, due 2/2/06      VMIG1                  3,805

FINANCIAL SECURITY ASSURANCE INC.
        2,000         Nassau (NY) Hlth. Care Co. Rev., Sub. Ser. 2004 C, 3.01%,
                      due 2/2/06                                                       VMIG1        A-1+      2,000
        2,000         Nassau Co. (NY) Interim Fin. Au. Rev. (Sales Tax Rev.), Ser.
                      2002 B, 2.97%, due 2/1/06                                        VMIG1        A-1+      2,000
        2,000         New York St. Dorm. Au. Rev., Ser. 2005, 3.06%, due 2/2/06                               2,000
        2,000         New York Thruway Au. Gen. Rev., Ser. 2005, 3.06%, due
                      2/2/06                                                           VMIG1                  2,000(NN)

MUNICIPAL BOND INVESTORS ASSURANCE CORP.
        1,800         Long Island (NY) Pwr. Au. Elec. Sys. Rev., Sub. Ser. 1998,
                      3.15%, due 2/2/06                                                VMIG1        A-1+      1,800
        2,000         Nassau Co. (NY) Intermediate Fin. Au. Rev. (PT-3020), Ser.
                      2005, 3.14%, due 2/2/06                                                       A-1+      2,000
        2,000         Puerto Rico Commonwealth Hwy. & Tran. Au. Grant Antic. Rev.,
                      Ser. 2004, 3.05%, due 2/2/06                                                  A-1+      2,000
        2,000         Puerto Rico Commonwealth Hwy. & Trans. Au. Hwy. Rev., Ser.
                      2002, 3.03%, due 2/2/06                                          VMIG1                  2,000(E)
                                                                                                           --------
                                                                                                             22,705
                                                                                                           --------
                      TOTAL INVESTMENTS (99.8%)                                                             101,256

                      Cash, receivables and other assets, less liabilities (0.2%)                               156
                                                                                                           --------
                      TOTAL NET ASSETS (100.0%)                                                            $101,412
                                                                                                           --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                                    JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund
------------------------------------------------------------
PRINCIPAL AMOUNT                                 SECURITY(@)                               RATING(@@)              VALUE(+)
($000's omitted)                                                                       Moody's      S&P       ($000's omitted)

MUNICIPAL NOTES (5.2%)
        1,785         American Muni. Pwr. (Ohio Inc. BANS), Cleveland Pub. Pwr.
                      Notes, Ser. 2005, 3.10%, due 8/17/06                                                    1,785
        1,000         American Muni. Pwr. (Ohio Inc. BANS), Ser. 2005, 3.35%,
                      due 11/2/06                                                                             1,000
        1,000         Barrington (NJ) Sch. Dist. Grant Anticipation Notes, Ser.
                      2005, 4.25%, due 10/20/06                                                               1,007
        1,000         Burlington Area (WI) Sch. Dist. TRANS, Ser. 2005, 3.85%,
                      due 9/21/06                                                                             1,005
        3,000         DC Everest Area (WI) Sch. Dist. TRANS, Ser. 2005, 3.25%,
                      due  8/28/06                                                     A1                     3,005
        1,300         East China (MI) Sch. Dist. St. Aid Anticipation Notes, Ser.
                      2005, 3.25%, due 3/15/06                                                                1,300
        1,570         Fairborn (OH) BANS, Ser. 2005, 4.00%, due 6/28/06                                       1,577
        1,900         Hampden-Wilbraham (MA) Sch. Dist. BANS, Ser. 2005, 4.25%,
                      due 10/13/06                                                                            1,915
        2,000         Hunting Valley (OH) BANS, Ser. 2005, 3.75%, due 10/5/06                                 2,010
        8,000         Kentucky Asset/Liability Commission Gen. Fund TRANS, Ser.
                      2005 A, 4.00%, due 6/28/06                                       MIG1         SP-1+     8,042
        2,000         King Co. (WA) BANS, Ser. 2005 B, 4.50%, due 11/1/06              MIG1         SP-1+     2,021
        2,150         Michigan Muni. Bond Au. Notes, Ser. 2005 B, 4.00%, due
                      8/18/06                                                                       SP-1+     2,163
        1,235         Minisink Valley (NY) Central Sch. Dist. BANS, Ser. 2005,
                      4.38%, due 12/8/06                                                                      1,245
        2,000         Missouri Pub. Utils. Commission Rev. Interim Construction
                      Notes, Ser. 2005, 4.00%, due 9/15/06                             MIG1                   2,011
        1,350         Pepper Pike (OH) BANS, Ser. 2005, 3.00%, due 6/22/06                                    1,351
        4,500         Texas St. TRANS, Ser. 2005, 4.50%, due 8/31/06                   MIG1         SP-1+     4,537
        2,250         West Allis West Milwaukee (WI) Sch. Dist. TRANS, Ser. 2005,
                      4.25%, due 9/25/06                                               MIG1                   2,267
                                                                                                           --------
                                                                                                             38,241
                                                                                                           --------
TAX-EXEMPT SECURITIES-BACKED BY INSURANCE (0.6%)

AMERICAN MUNICIPAL BOND ASSURANCE CORP.
        1,700         Cumberland Co. (PA) Muni. Au. Dickenson College Rev., Ser.
                      2000 B, 3.20%, due 11/1/24 Putable 11/1/06                       VMIG1                  1,700(UU)(++++)

FINANCIAL SECURITY ASSURANCE CORP.
        1,500         Iowa Sch. Cash Anticipation Prog. Warrant Cert., Ser. 2006
                      B, 4.50%, due 1/26/07                                            MIG1                   1,519
RADIAN
        1,000         Cumberland Co. (PA) Muni. Au. Rev. (Presbyterian Homes
                      Proj.), Ser. 2005 B, 4.25%, due 12/1/26 Putable 12/1/06                       A-1+      1,006
                                                                                                           --------
                                                                                                              4,225
                                                                                                           --------
TAX-EXEMPT SECURITIES-BACKED BY LETTERS OF CREDIT (2.4%)

BANK OF AMERICA
        2,100         Chicago (IL) Tender Notes G.O., Ser. 2005, 3.37%, due
                      2/2/07 Putable 12/7/06                                           VMIG1        SP-1+     2,100
       10,000         Tulsa Co. (OK) Ind. Au. Cap. Imp. Rev., Ser. 2003 A, 3.13%,
                      due 5/15/17 Putable 11/15/06                                                  A-1+     10,000

CITIZENS BANK
        1,400         Allegheny Co. (PA) Ind. Dev. Au. Rev. (Pittsburgh
                      Theological Seminary), Ser. 2001, 2.85%, due 8/1/31
                      Putable 8/1/06                                                   VMIG1                  1,400(++++)

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                                    JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
PRINCIPAL AMOUNT                                 SECURITY(@)                               RATING(@@)              VALUE(+)
($000's omitted)                                                                       Moody's      S&P       ($000's omitted)

DEPFA BANK
        4,500         Northside (TX) Independent Sch. Dist. Sch. Bldg. Rev., Ser.
                      2005, 2.85%, due 6/15/35 Putable 6/15/06                         VMIG1        A-1+      4,500
                                                                                                           --------
                                                                                                             18,000
                                                                                                           --------
TAX-EXEMPT SECURITIES-OTHER (4.4%)
        3,500         Carmel (IN) Waterworks BANS, Ser. 2005 B, 3.40%, due
                      11/17/06                                                                                3,500
        5,000         Chicago (IL) Park Dist. Corp. Purp. Tax Anticipation
                      Warrants, Ser. 2005 A, 4.00%, due 5/1/06                         MIG1         SP-1+     5,013
        3,000         Illinois Hlth. Fac. Au. Rev. (Advocate Hlth. Care Network),
                      Ser. 2003 A, 2.74%, due 11/15/22 Putable 7/6/06                  VMIG1        A-1+      3,000(++++)
        1,500         Iowa St. TRANS, Ser. 2005, 4.50%, due 6/30/06                    MIG1         SP-1+     1,508
        3,000         North Wales (PA) Wtr. Au. Rev. (Rural Wtr. Proj.), Ser.
                      2005, 4.00%, due 10/1/06                                         MIG1                   3,017
        3,000         Racine (WI) Unified Sch. Dist. TRANS, Ser. 2005, 4.00%, due
                      7/14/06                                                          MIG1                   3,016
        5,000         Sevier Co. (TN) Pub. Bldg. Au. Pub. Proj. Construction Notes
                      (Taud Loan Prog.), Ser. 2005 A, 2.85%, due 4/1/06                VMIG1                  5,000
        2,000         Spartanburg Co. (SC) Sch. Dist. Number 001 BANS, Ser. 2005
                      B, 5.25%, due 11/16/06                                           MIG1                   2,032
        2,000         Tippecanoe (IN) Sch. Corp. Temporary Loan Warrants, Ser.
                      2006, 3.75%, due 12/29/06                                                               2,007
        1,000         Virginia St. Pub. Sch. Au. Ref. Rev. (Sch. Fin. 1997), Ser.
                      2003 D, 4.00%, due 2/1/06                                                               1,000
        1,115         Winchester (CT) BANS, Ser. 2005, 4.00%, due 11/16/06                                    1,121
        2,000         Wisconsin Sch. Dist. Cash Flow Mgmt. Prog. Certs.
                      Participation, Ser. 2005 B, 4.50%, due 11/1/06                   MIG1                   2,017
                                                                                                           --------
                                                                                                             32,231
                                                                                                           --------
TAX-EXEMPT VARIABLE RATE DEMAND NOTES (11.4%)(u)
        2,000         Berkeley Co. (SC) Exempt Fac. Ind. Rev. (Amoco Chemical Co.
                      Proj.), Ser. 1998, 3.16%, due 2/1/06                             VMIG1        A-1+      2,000(++++)
       15,000         Brazos River (TX) Harbor Navigation Dist. of Brazoria Co.
                      Rev. (BASF Corp. Proj.), Ser. 1997, 3.21%, due 2/1/06            P-1                   15,000(++++)
       14,605         Crawford (TX) Ed. Fac. Corp. Higher Ed. Rev. (Southwestern
                      Univ. Proj.), Ser. 2004 B, 3.02%, due 2/2/06                     VMIG1                 14,605(++++)
          300         Decatur (AL) IDB Solid Waste Disp. Rev. (Amoco Chemical Co.
                      Proj.), Ser. 1995, 3.16%, due 2/6/06                             VMIG1                    300(++++)
        1,175         Franklin Co. (TN) Hlth. & Ed. Fac. Rev. (Univ. of the South
                      Proj.), Ser. 1990, 3.15%, due 2/1/06                                          A-1       1,175(++++)
        2,500         Gibson Co. (IN) PCR (Toyota Motor Mfg. Proj.), Ser. 1997,
                      3.08%, due 2/1/06                                                             A-1+      2,500(++++)
        6,000         Gibson Co. (IN) PCR (Toyota Motor Mfg. Proj.), Ser. 2001 B,
                      3.08%, due 2/1/06                                                P-1          A-1+      6,000(++++)
        3,200         Gulf Coast (TX) Ind. Dev. Au. Exempt Fac. Ind. Rev. (BP
                      Global Pwr. Corp. Proj.), Ser. 2003, 3.16%, due 2/1/06           VMIG1                  3,200(++++)
          100         Gulf Coast (TX) Waste Disp. Au. Env. Fac. Rev. (BP Amoco
                      Chemical Co. Proj.), Ser. 2003, 3.16%, due 2/1/06                VMIG1        A-1+        100(++++)
        1,100         Gulf Coast (TX) Waste Disp. Au. Env. Fac. Rev. (BP Prod.
                      North America Proj.), Ser. 2003, 3.16%, due 2/1/06               VMIG1        A-1+      1,100(++++)
        1,200         Gulf Coast (TX) Waste Disp. Au. PCR (Amoco Oil Co. Proj.),
                      Ser. 1994, 3.16%, due 2/1/06                                     VMIG1        A-1+      1,200(++++)
        7,800         Illinois Fin. Au. Rev. (Northwestern Univ.), Sub. Ser. 2004
                      B, 3.00%, due 2/1/06                                             VMIG1        A-1+      7,800(++++)
          300         Louisville & Jefferson Co. (KY) Reg. Arpt. Au. Spec. Fac.
                      Rev. (UPS Worldwide Forwarding, Inc. Proj.), Ser. 1999 B,
                      3.12%, due 2/1/06                                                VMIG1        A-1+        300(++++)

SEE NOTES TO SCHEDULE OF INVESTMENTs

                                                                                                    JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
PRINCIPAL AMOUNT                                 SECURITY(@)                               RATING(@@)              VALUE(+)
($000's omitted)                                                                       Moody's      S&P       ($000's omitted)

        4,000         Miami-Dade Co. (FL) Ind. Dev. Au. Solid Waste Disp. Ref.
                      Rev. (Florida Pwr. & Lt. Co. Proj.), Ser. 2003, 3.09%, due
                      2/1/06                                                           VMIG1                  4,000(++++)
        8,505         Nebraska Ed. Fin. Au. Ref. Rev. (Creighton Univ. Proj.),
                      Ser. 2005 B, 3.12%, due 2/1/06                                   VMIG1                  8,505
        4,600         North Slope Boro (AK) Exempt Fac. Ind. Rev. (BP Exploration
                      Alaska Proj.), Ser. 2001, 3.16%, due 2/1/06                      VMIG1        A-1+      4,600(++++)
          500         Ohio St. Solid Waste Ref. Rev. (BP Prod. North America, Inc.
                      Proj. - BP p.l.c.), Ser. 2002, 3.16%, due 2/1/06                 VMIG1        A-1+        500(++++)
        8,000         Private Colleges & Univ. (GA) Au. Rev. (Emory Univ.), Ser.
                      2005 B, 2.99%, due 2/2/06                                        VMIG1        A-1+      8,000(++++)
        1,000         St. Lucie Co. (FL) Solid Waste Disp. Ref. Rev. (Florida Pwr.
                      & Light Co. Proj.), Ser. 2003, 3.14%, due 2/1/06                 VMIG1                  1,000(++++)
          500         Whiting (IN) Env. Fac. Rev. (Amoco Oil Co. Proj.), Ser.
                      2000, 3.16%, due 2/1/06                                          VMIG1        A-1+      500(++++)
        1,100         Will Co. (IL) Exempt Fac. Ind. Rev. (BP Amoco Chemical Co.
                      Proj.), Ser. 2002, 3.16%, due 2/1/06                             VMIG1        A-1+      1,100(++++)
                                                                                                           --------
                                                                                                             83,485
                                                                                                           --------
TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY LETTERS OF CREDIT (54.8%)(u)

ALLIED IRISH BANK
        3,000         Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Emmanuel
                      College), Ser. 2003, 3.00%, due 2/2/06                           VMIG1                  3,000(++++)

ABN AMRO BANK NV
        8,300         Amarillo (TX) Independent Sch. Dist. G.O. (ABN Amro Munitops
                      Cert. Trust), Ser. 2005, 3.07%, due 2/2/06                       VMIG1                  8,300
        5,300         Clark Co. (NV) IDR (Nevada Cogeneration Assoc. 2 Proj.),
                      Ser. 1992, 3.17%, due 2/1/06                                     VMIG1        A-1+      5,300(++++)

BANK OF AMERICA
        4,125         Atlanta (GA) Urban Residential Fin. Au. Multi-Family Hsg.
                      Rev. (Capitol Gateway Apts.), Ser. 2005, 3.11%, due 2/2/06                    A-1+      4,125(++++)
        1,200         Calhoun Co. (TX) Navigation IDA Port Rev. (Formosa Plastics
                      Corp., Texas Proj.), Ser. 1994, 3.11%, due 2/1/06                VMIG1                  1,200(++++)
        2,595         Missouri St. Hlth. & Ed. Fac. Rev. (St. Francis Med. Ctr.),
                      Ser. 1996 A, 3.07%, due 2/1/06                                                A-1+      2,595(++++)
        1,700         Palm Beach Co. (FL) Rev. (The Norton Gallery and Sch. of
                      Art, Inc. Proj.), Ser. 2000, 3.05%, due 2/1/06                                A-1+      1,700(++++)
        8,000         Univ. of Illinois Cert. of Participation (Util.
                      Infrastructure Proj.), Ser. 2004, 3.01%, due 2/2/06              VMIG1        A-1+      8,000
        2,250         Washington St. Hsg. Fin. Commission Multi-Family Rev.
                      (Fairwinds Redmond Proj.), Ser. 2005 A, 3.11%, due 2/2/06        VMIG1                  2,250(++++)

BANK OF NEW YORK
        3,000         Idaho Hsg. & Fin. Assoc. Non Profit Fac. Rev. (Comm. Sch.
                      Proj.), Ser. 2005, 3.02%, due 2/2/06                             VMIG1                  3,000(++++)
        1,700         Lynchburg (VA) Ind. Dev. Au. Hosp. Rev. (VHA Mid-Atlantic
                      St., Inc. Cap. Asset Fin. Prog.), Ser. 1985 E, 3.05%, due
                      2/1/06                                                                        A-1+      1,700
BANK ONE
        1,300         Michigan St. Hsg. Dev. Au. Ltd. Oblig. Rev. (Shoal Creek
                      Apts.), Ser. 1985, 3.10%, due 2/1/06                             VMIG1                  1,300

BNP PARIBAS
        8,625         Kentucky Hsg. Corp. Hsg. Rev., Ser. 2006 C, 3.07%, due
                      2/2/06                                                           VMIG1        A-1+      8,625

CITIBANK, N.A.
          100         Los Angeles (CA) Multi-Family Hsg. Ref. Rev. (Tri-City
                      Proj.), Ser. 2001 I, 2.95%, due 2/2/06                                        A-1+        100(++++)
        1,595         New York City (NY) IDA Spec. Fac. Rev., Ser. 2005,
                      3.12%, due 2/2/06                                                VMIG1                  1,595

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                                    JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
PRINCIPAL AMOUNT                                 SECURITY(@)                               RATING(@@)              VALUE(+)
($000's omitted)                                                                       Moody's      S&P       ($000's omitted)

COMMERCE BANK N.A.
        2,700         New York City (NY) Hsg. Dev. Corp. Residential Mtge. Rev.
                      (East 17th St.), Ser. 1993 A, 3.07%, due 2/1/06                               A-1+      2,700(oo)(++++)

CREDIT LYONNAIS
        2,200         Denver (CO) City & Co. Multi-Family Hsg. Rev. (Ogden
                      Residences Proj.), Ser. 1985, 3.08%, due 2/1/06                  VMIG1                  2,200

DEPFA BANK
        6,900         Pennsylvania HFA (Single Family Mtge.), Ser. 2005, 3.06%,
                      due 2/1/06                                                       VMIG1        A-1+      6,900

DEXIA CREDIT LOCALE DE FRANCE
        2,500         Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Ref. Rev., Ser.
                      1998 A, 3.05%, due 2/1/06                                        VMIG1        A-1+      2,500
        1,000         Rhode Island Std. Loan Au. Prog. Rev., Ser. 1996, 3.09%,
                      due 2/1/06                                                                    A-1+      1,000
        2,000         Rhode Island Std. Loan Au. Prog. Rev., Ser. 1996, 3.09%,
                      due 2/1/06                                                                    A-1+      2,000

FANNIE MAE
        4,600         Fulton Co. (GA) Hsg. Au. Multi-Family Hsg. Ref. Rev.
                      (Champions Green Apts. Proj.), Ser. 1994 B, 3.04%, due
                      2/1/06                                                           VMIG1                  4,600(++++)
        3,600         Marietta (GA) Hsg. Au. Multi-Family Hsg. Ref. Rev.
                      (Winterset Apts. Proj.), Ser. 1996, 3.04%, due 2/1/06                         A-1+      3,600
        8,850         Nevada Hsg. Div. Multi-Unit Rev. (Southwest Village), Ser.
                      2005, 3.05%, due 2/2/06                                                       A-1+      8,850(++++)
        2,530         New Mexico Mtge. Fin. Au. Rev., Ser. 2005, 3.10%, due 2/2/06                  A-1+      2,530(ZZ)
        2,000         New Rochelle (NY) Muni. Hsg. Au. Multi-Family Hsg. Mtge.
                      Rev. (Sound Shore Med. Ctr. Apts.), Ser. 2005 A, 2.99%, due
                      2/2/06                                                                        A-1+      2,000(++++)
        2,100         Northampton Co. (PA) Ind. Dev. Au. IDR (Losco Family
                      Properties, LLC Proj.), Ser. 2005, 3.18%, due 2/2/06                                    2,100(++++)
        3,200         Shelby Co. (TN) Hlth. Ed. & Hsg. Fac. Board Multi-Family
                      Hsg. Rev. (Lexington), Ser. 2005 A, 3.14%, due 2/2/06            VMIG1                  3,200
        6,400         Smyrna (GA) Hsg. Au. Multi-Family Hsg. Rev. (F & M Villages
                      Proj.), Ser. 1997, 3.02%, due 2/1/06                                          A-1+      6,400(++++)
        1,100         Tarrant Co. (TX) Hsg. Fin. Corp. Multi-Family Ref. Rev.
                      (Sierra Spring Apts. Proj.), Ser. 1999, 3.04%, due 2/1/06                     A-1+      1,100(++++)

FIFTH THIRD BANK
        6,405         Lexington-Fayette Urban Co. (KY) Govt. Ed. Fac. Rev. (Sayre
                      Sch.), Ser. 2001, 3.09%, due 2/1/06                                           A-1+      6,405(++++)

FLEET BANK
          500         De Kalb Co. (GA) Hsg. Au. Multi-Family Hsg. Ref. Rev. (Wood
                      Hills Apt. Proj.), Ser. 1998, 3.07%, due 2/1/06                               A-1+        500(++++)

FREDDIE MAC
        5,305         El Paso Co. (CO) Multi-Family Hsg. Ref. Rev. (Briarglen
                      Apts. Proj.), Ser. 1995, 3.04%, due 2/1/06                                    A-1+      5,305(++++)
        3,900         Florida HFA Multi-Family Hsg. Rev. (River Oaks), Ser. 1985,
                      3.04%, due 2/1/06                                                VMIG1                  3,900(++++)
        2,100         Independence (MO) Ind. Dev. Au. Multi-Family Hsg. Ref. Rev.
                      (The Mansions Proj.), Ser. 2005, 3.04%, due 2/2/06               VMIG1                  2,100(++++)
        3,900         Metro Govt. Nashville & Davidson Co. (TN) IDB Multi-Family
                      Hsg. Ref. Rev. (Ridgelake Apts. Proj.), Ser. 2004, 3.03%,
                      due 2/2/06                                                                    A-1+      3,900(++++)
        1,900         New York St. HFA Rev. (10 Liberty), Ser. 2003 A, 3.00%, due
                      2/1/06                                                           VMIG1                  1,900(++++)
        1,400         Newport News (VA) Redev. & Hsg. Au. Multi-Family Hsg. Ref.
                      Rev. (Springhouse Apts. Proj.), Ser. 2001, 3.03%, due 2/2/06                  A-1+      1,400(++++)
        1,300         Washington St. Hsg. Fin. Commission Multi-Family Mtge. Rev.
                      (Wandering Creek Proj.), Ser. 1995, 3.10%, due 2/1/06            VMIG1                  1,300(++++)

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                                    JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
PRINCIPAL AMOUNT                                 SECURITY(@)                               RATING(@@)              VALUE(+)
($000's omitted)                                                                       Moody's      S&P       ($000's omitted)

GOLDMAN SACHS
        2,635         Miami-Dade Co. (FL) Aviation Rev., Ser. 2005, 3.09%, due
                      2/2/06                                                                                  2,635

HARRIS TRUST AND SAVINGS BANK
        3,000         Camp Co. (TX) Ind. Dev. Corp. Env. Fac. Rev. (Pilgrim's
                      Pride Corp. Proj.), Ser. 1999, 3.07%, due 2/1/06                 VMIG1        A-1+      3,000(++++)

HSBC
        8,550         West Valley City (UT) IDR (Johnson Matthey, Inc. Proj.),
                      Ser. 1987, 3.10%, due 2/1/06                                                            8,550(++++)

J.P. MORGAN CHASE
        2,800         Austin (TX) Arpt. Sys. Prior Lien Rev., Ser. 1995 A, 3.10%,
                      due 2/1/06                                                       P-1          A-1+      2,800
        1,800         Brazoria Co. (TX) Hlth. Fac. Dev. Corp. Hosp. Rev.
                      (Brazosport Mem. Hosp.), Ser. 1999, 3.10%, due 2/2/06            VMIG1                  1,800(++++)
        1,000         Colorado Hlth. Fac. Au. Rev. (Catholic Hlth. Initiatives),
                      Ser. 2002 B, 3.02%, due 2/1/06                                   VMIG1        A-1+      1,000(++++)
        1,105         Douglas Co. (GA) Dev. Au. IDR (Whirlwind Steel Bldg., Inc.
                      Proj.), Ser. 1997, 3.15%, due 2/2/06                                                    1,105(++++)
        6,480         Harris Co. (TX) Hlth. Fac. Dev. Corp. Rev., Ser. 2005,
                      3.06%, due 2/2/06                                                VMIG1        A-1+      6,480
        3,000         Illinois Fin. Au. Rev. (Latin Sch. of Chicago Proj.), Ser.
                      2005 B, 3.05%, due 2/2/06                                        VMIG1                  3,000(++++)
        5,000         Mississippi Bus. Fin. Corp. IDR (VC Reg. Assembly & Mfg.
                      Proj.), Ser. 2003, 3.10%, due 2/1/06                                          A-1+      5,000(++++)
          375         New York City (NY) Trust for Cultural Resources Rev. (Asia
                      Society), Ser. 2000, 2.96%, due 2/2/06                           VMIG1                    375(++++)

KBC BANK
          455         Iowa Fin. Au. Hlth. Care Fac. Rev. (Care Initiatives Proj.),
                      Ser. 2002, 3.12%, due 2/1/06                                     VMIG1                    455(++++)
        3,690         North Dakota St. HFA Home Mtge. Fin. Rev. (Hsg. Fin. Prog.),
                      Ser. 2003 A, 3.04%, due 2/1/06                                   VMIG1                  3,690

KEY BANK
        4,390         Erie (CO) Cert. of Participation, Ser. 2005, 3.08%, due
                      2/1/06                                                           VMIG1        A-1       4,390
        5,500         New Albany (OH) Comm. Au. Multi-Purp. Infrastructure Imp.
                      Ref. Rev., Ser. 2004 C, 3.02%, due 2/2/06                        VMIG1                  5,500

LANDESBANK HESSEN-THUERINGEN GIROZENTRALE
        3,500         New York St. HFA Rev. (Tribeca Green Hsg.), Ser. 2003 A,
                      3.00%, due 2/1/06                                                VMIG1                  3,500(++++)

LASALLE NATIONAL BANK
        1,700         Elmhurst City, DuPage & Cook Cos. (IL) IDR (Randall
                      Manufactured Prod., Inc. Proj.), Ser. 2002, 3.22%, due
                      2/2/06                                                                        A-1       1,700(++++)
        3,000         Indiana Dev. Fin. Au. IDR (Enterprise Ctr. II Proj.), Ser.
                      1992, 3.10%, due 2/1/06                                                       A-1       3,000(++++)
        5,800         Kansas Dev. Fin. Au. Rev. (Village Shalom Oblig. Group),
                      Ser. 1998 BB, 3.07%, due 2/1/06                                               A-1       5,800(++++)

LLOYD'S BANK
        7,600         Maryland Comm. Dev. Admin. Dept. of Hsg. & Comm. Dev.
                      Residential Rev., Ser. 2004 C, 3.06%, due 2/2/06                 VMIG1                  7,600
        5,900         Minnesota St. HFA Residential Hsg. Rev., Ser. 2003 J, 3.09%,
                      due 2/2/06                                                       VMIG1        A-1+      5,900
        4,900         North Dakota HFA Home Mtge. Fin. Rev. (Hsg. Fin. Prog.),
                      Ser. 2004 C, 3.09%, due 2/1/06                                   VMIG1                  4,900
       10,000         North Texas Higher Ed. Au., Inc. Std. Loan Rev., Ser. 2004
                      A, 3.09%, due 2/1/06                                                          A-1+     10,000

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                                    JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
PRINCIPAL AMOUNT                                 SECURITY(@)                               RATING(@@)              VALUE(+)
($000's omitted)                                                                       Moody's      S&P       ($000's omitted)

MARSHALL & ILSLEY
        4,500         Rockford (IL) Rev. (Wesley Willows Oblig.), Ser. 2002,
                      3.10%, due 2/1/06                                                             A-1       4,500(++++)
          845         Roseville (MN) Private Sch. Fac. Rev. (Northwestern College
                      Proj.), Ser. 2002, 3.12%, due 2/1/06                             VMIG1                    845(++++)
        4,000         Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (St. Joseph's Comm.
                      Hosp. Proj.), Ser. 2005, 3.05%, due 2/2/06                                    A-1       4,000(++++)

MERRILL LYNCH CAPITAL MARKETS
        3,700         Michigan Muni. Bond Au. Rev., Ser. 2005, 3.05%, due 2/2/06                              3,700
        4,595         New York City (NY) G.O., Ser. 2005, 3.05%, due 2/2/06                         A-1       4,595
        6,480         North Little Rock (AR) Residential Hsg. Fac. Board
                      Multi-Family Rev., Ser. 2004, 3.06%, due 2/2/06                  VMIG1                  6,480
        9,320         Port of Portland (OR) Arpt. Rev., Ser. 2005, 3.14%, due
                      2/2/06                                                                                  9,320

MORGAN STANLEY
        5,000         Denver (CO) City & Co. Arpt. Rev., Sub. Ser. 2005 C,
                      3.08%, due 2/1/06                                                VMIG1        A-1       5,000
        4,075         Energy Northwest (WA) Elec. Rev., Ser. 2005, 3.05%, due
                      2/2/06                                                           VMIG1                  4,075
        2,255         Greenville Co. (SC) Sch. Dist. Installment Purchase Ref.
                      Rev., Ser. 2004, 3.05%, due 2/2/06                                            A-1       2,255
        2,745         Houston (TX) Ind. Sch. Dist. G.O., Ser. 2005, 3.05%,
                      due 2/2/06                                                                    A-1       2,745

NATIONAL CITY BANK
        6,300         Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Rev. (Howard Reg.
                      Hlth. Sys. Proj.), Ser. 2005 B, 3.12%, due 2/1/06                             A-1       6,300(++++)
        3,000         Michigan Strategic Fund Ltd. Oblig. Rev. (Behr Sys., Inc.
                      Proj.), Ser. 2001, 3.15%, due 2/2/06                                                    3,000(++++)

NORTHERN TRUST CO.
          800         Iowa Higher Ed. Loan Au. Private College Fac. Rev. (Wartburg
                      Proj.), Ser. 2000, 3.12%, due 2/1/06                             VMIG1                    800(++++)

PNC BANK N.A.
        2,000         Pennsylvania Econ. Dev. Fin. Au. Exempt Fac. Rev.
                      (Shippingport Proj.), Ser. 2005 A, 3.06%, due 2/1/06             VMIG1        A-1       2,000(++++)
        6,600         Pennsylvania Econ. Dev. Fin. Au. Rev. (Philadelphia Area
                      Independent Sch. Bus. Officers Assoc. Fin. Prog.), Ser.
                      2000 J, 3.05%, due 2/2/06                                                     A-1       6,600(++++)

RABOBANK NEDERLAND
        2,585         Ohio St. Wtr. Dev. Au. Rev., Ser. 2005, 3.05%, due
                      2/2/06                                                                        A-1+      2,585

SOCIETE GENERALE
       10,100         Florida St. Board of Ed. Pub. Muni. Sec. Trust Receipts
                      G.O., Ser. 2000, 3.07%, due 2/1/06                                            A-1+     10,100
        6,000         New York St. Local Govt. Assist. Corp. Muni. Sec. Trust
                      Receipts Rev., Ser. 1997, 3.05%, due 2/1/06                                   A-1+      6,000

SOVEREIGN BANK FSB
        3,325         Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Sherrill
                      House), Ser. 2002 A, 3.02%, due 2/2/06                                        A-1+      3,325(s)(++++)

STATE STREET BANK
        5,000         Maine St. Hsg. Au. Mtge. Purchase Rev., Ser. 2004 C,
                      3.09%, due 2/2/06                                                VMIG1        A-1+      5,000
        5,000         Oregon St. Hsg. & Comm. Svcs. Dept. Mtge. Rev. (Single
                      Family Mtge. Prog.), Ser. 2004 L, 3.11%, due 2/1/06              VMIG1                  5,000

SUNTRUST BANK
          600         DeKalb (GA) Private Hosp. Au. Anticipation Cert. Rev.
                      (Egleston Children's Hosp.), Ser. 1994 A, 3.05%, due 2/1/06      VMIG1        A-1+        600(++++)
        2,500         Kennesaw (GA) Dev. Au. Multi-Family Hsg. Rev. (Walton
                      Ridenour Apts. Proj.), Ser. 2004, 3.08%, due 2/1/06              VMIG1                  2,500(++++)
        4,700         Knox Co. (TN) Hlth., Ed. & Hsg. Fac. Board Ed. Fac. Rev.
                      (Webb Sch. Knoxville Proj.), Ser. 1999, 3.03%, due 2/1/06                               4,700(++++)

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                                    JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
PRINCIPAL AMOUNT                                 SECURITY@                                   RATING@@              VALUE+
($000's omitted)                                                                       Moody's      S&P       ($000's omitted)

TD BANKNORTH
        4,200         New Hampshire St. Bus. Fin. Au. Rev. (Taylor Home),
                      Ser. 2005 B, 3.05%, due 2/2/06                                   VMIG1                  4,200(++++)

UNION BANK OF SWITZERLAND
        1,500         Florence Co. (SC) Solid Waste Disp. & Wastewater Treatment
                      Fac. Rev. (Roche Carolina, Inc. Proj.), Ser. 1997,
                      3.17%, due 2/1/06                                                             A-1+      1,500(++++)

U.S. BANK
        11,944        Arden Hills (MN) Hlth. Care & Hsg. Ref. Rev. (Presbyterian
                      Homes of Arden Hills, Inc. Proj.), Ser. 1999 A, 3.12%, due
                      2/1/06                                                                        A-1+     11,944(++++)
        1,300         Iowa Fin. Au. Private College Rev. (Drake Univ. Proj.),
                      Ser. 2001, 3.12%, due 2/1/06                                                  A-1+      1,300(++++)
        1,230         Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev.
                      (Bethesda Hlth. Group, Inc.), Ser. 2004, 3.12%, due 2/1/06       VMIG1                  1,230(++++)
        6,600         Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev. (Lutheran
                      Sr. Svcs.), Ser. 2000, 3.04%, due 2/1/06                         VMIG1                  6,600(++++)
        1,700         Washington St. Hsg. Fin. Commission Non Profit Hsg. Rev.
                      (YMCA Snohomish Co. Proj.), Ser. 1994, 3.13%, due 2/1/06         VMIG1                  1,700(++++)
          970         Wisconsin St. Hlth & Ed. Fac. Au. Rev. (Riverview Hosp.
                      Assoc.), Ser. 2001, 3.12%, due 2/1/06                                         A-1+        970(++++)

WACHOVIA BANK & TRUST CO.
        6,000         Birmingham (AL) Med. Clinic Board Rev. (UAHSF Med. Clinic),
                      Ser. 1998, 3.08%, due 2/3/06                                                            6,000(++++)
        2,500         Lincoln Co. (NE) Elec. Sys. Rev., Ser. 2003 B, 3.06%, due
                      2/1/06                                                           VMIG1                  2,500
          500         Morgan Co. (UT) Solid Waste Disp. Rev. (Holnam Inc.
                      Proj.), Ser. 1996, 3.07%, due 2/1/06                             VMIG1        A-1+        500(++++)
        1,400         Ohio St. Wtr. Dev. Au. PCR (Ohio Edison Co. Proj.), Ser.
                      1988, 3.16%, due 2/1/06                                          P-1          A-1+      1,400(++++)
        7,785         Seattle (WA) Museum Dev. Au. Spec. Oblig. Rev. (Merlots),
                      Ser. 2005 D, 3.06%, due 2/1/06                                                A-1+      7,785
          900         South Carolina Jobs Econ. Dev. Au. Rev. (Florence RHF Hsg.,
                      Inc. Proj.), Ser. 1987 A, 3.30%, due 2/1/06                                               900(++++)
        1,255         Whitfield Co. (GA) Residential Care Fac. Rev. (Royal Oaks
                      Sr. Living Comm.), Ser. 1992, 3.02%, due 2/2/06                               A-1+      1,255

WELLS FARGO & CO.
        1,140         Mankato (MN) Rev. (Bethany Lutheran College), Ser. 2000 B,
                      3.12%, due 2/1/06                                                             A-1+      1,140(++++)
        1,900         Michigan Job. Dev. Au. Ind. Dev. Rev. (Kentwood Residence
                      Assoc. Proj.), Ser. 1984, 3.05%, due 2/1/06                                   A-1+      1,900
        6,775         Seattle (WA) Hsg. Au. Low-Income Hsg. Assist. Rev. (Foss
                      Home Proj.), Ser. 1994, 3.05%, due 2/2/06                                     A-1+      6,775(++++)

WESTDEUTSCHE LANDESBANK GIROZENTRALE
        9,000         Gulf Coast (TX) Ind. Dev. Au. Env. Fac. Rev. (Citgo
                      Petroleum Corp. Proj.), Ser. 2004, 3.13%, due 2/1/06             VMIG1                  9,000(++++)
        4,415         Pennsylvania St. Turnpike Commission Rev., Ser. 1998 Q,
                      3.05%, due 2/1/06                                                VMIG1        A-1+      4,415
                                                                                                           --------
                                                                                                            402,399
                                                                                                           --------
TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY INSURANCE (20.8%)(u)

AMERICAN MUNICIPAL BOND ASSURANCE CORP.
        4,200         Kansas City (MO) Ind. Dev. Au. Rev. (Kansas City Downtown
                      Redev. Dist. Proj.), Ser. 2005 B, 3.05%, due 2/1/06              VMIG1        A-1+      4,200(^^)
        3,600         Lynchburg (VA) Ind. Dev. Au. Hosp. Rev. (VHA Mid-Atlantic
                      St., Inc. Cap. Asset Fin. Prog.), Ser. 1985 D, 3.05%,
                      due 2/1/06                                                                    A-1+      3,600(ss)

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                                    JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
PRINCIPAL AMOUNT                                 SECURITY(@)                               RATING(@@)              VALUE(+)
($000's omitted)                                                                       Moody's      S&P       ($000's omitted)

        3,800         Maine Hsg. Au. Mtge. Purchase Rev., Ser. 2003 E, 3.09%,
                      due 2/2/06                                                       VMIG1        A-1+      3,800(uu)
        9,160         Michigan Higher Ed. Std. Loan Au. Ref. Rev., Ser. 1988,
                      3.09%, due 2/1/06                                                VMIG1        A-1       9,160(cc)
        2,800         New Mexico Rev. (ABN Amro Munitops Cert. Trust), Ser.
                      2005, 3.06%, due 2/2/06                                                                 2,800(U)
        8,500         Pennsylvania Higher Ed. Assist. Agcy. Std. Loan Rev., Ser.
                      1988 E, 3.08%, due 2/1/06                                        VMIG1        A-1+      8,500(yy)
        3,600         Sayre (PA) Hlth. Care Fac. Au. Hosp. Rev. (VHA of PA, Inc.
                      Cap. Asset Fin. Proj.), Ser. 1985, 3.05%, due 2/1/06                          A-1+      3,600(ss)

FINANCIAL GUARANTY INSURANCE CO.
        4,000         Atlanta (GA) Arpt. Rev. (Merlots), Series 2000 CCC, 3.11%,
                      due 2/1/06                                                       VMIG1                  4,000
        2,000         Eastern Michigan Univ. Board of Regents Gen. Ref. Rev., Ser.
                      2001, 3.07%, due 2/1/06                                                       A-1+      2,000
        1,100         Las Vegas Valley (NV) Wtr. Dist. G.O. (ABN Amro Munitops
                      Cert. Trust), Ser. 2005, 3.07%, due 2/2/06                       VMIG1                  1,100(U)
        6,300         New York St. Dorm. Au. Rev., Ser. 2005, 3.06%, due 2/2/06        VMIG1                  6,300(ZZ)
        9,435         Wentzille (MO) Sch. Dist. Number R 04 G.O. (ABN Amro
                      Munitops Cert. Trust), Ser. 2004, 3.05%, due 2/2/06              VMIG1                  9,435(U)

FINANCIAL SECURITY ASSURANCE CORP.
        5,305         Broward Co. (FL) Sch. Board Cert. of Participation, Ser.
                      2005, 3.05%, due 2/2/06                                                       A-1       5,305(Z)
        4,623         King Co. (WA) Swr. Rev., Ser. 2005, 3.05%, due 2/2/06                                   4,622(E)
        4,630         Metro. Washington (DC) Arpt. Au. Arpt. Sys. Ref. Rev., Ser.
                      2002 C, 3.09%, due 2/1/06                                        VMIG1        A-1+      4,630(uu)
        2,000         New York St. Dorm. Au. Mental Hlth. Svcs. Rev., Sub. Ser.
                      2003 D, 2.95%, due 2/2/06                                                     A-1+      2,000(uu)
        2,155         New York St. Thruway Au. Gen. Rev. (Putters), Ser.
                      2005, 3.06%, due 2/2/06                                          VMIG1                  2,155(NN)
        5,510         Zionsville (IN) Comm. Sch. Bldg. Corp. Rev., Ser. 2005,
                      3.06%, due 2/2/06                                                             A-1       5,510(NN)

MUNICIPAL BOND INVESTORS ASSURANCE CORP.
        4,300         Chicago (IL) Ref. G.O., Ser. 2005, 3.05%, due 2/2/06                                    4,300(E)
        5,775         East Bay (CA) Muni. Util. Dist. Wtr. Sys. Rev., Ser. 2005,
                      3.05%, due 2/2/06                                                VMIG1                  5,775(ZZ)
        2,300         East Porter Co. (IN) Sch. Bldg. Corp. Ind. Rev., Ser. 2005,
                      3.06%, due 2/2/06                                                             A-1+      2,300(EE)
        5,800         Greater (AZ) Dev. Au. Rev. (ABN Amro Munitops Cert. Trust),
                      Ser. 2005, 3.05%, due 2/2/06                                     VMIG1                  5,800(U)
        5,200         Illinois Reg. Trans. Au. Rev., Ser. 2002 A, 3.06%, due
                      2/1/06                                                           VMIG1                  5,200(ss)
        5,875         Indiana Bond Bank Rev., Ser. 2002, 3.05%, due 2/2/06                          A-1       5,875(E)
        4,000         Missouri Higher Ed. Loan Au. Std. Loan Rev., Ser. 2005 E,
                      3.11%, due 2/2/06                                                VMIG1        A-1+      4,000(^^)
        2,600         Puerto Rico Commonwealth Hwy. & Trans. Au. Hwy. Rev., Ser.
                      2002, 3.03%, due  2/2/06                                         VMIG1                  2,600(E)

RADIAN
        5,315         Allegheny Co. (PA) Ind. Dev. Au. Sr. Hlth. & Hsg. Fac. Rev.
                      (Longwood at Oakmont, Inc.), Ser. 2001 B, 3.10%, due 2/1/06                   A-1+      5,315(UU)(++++)
        1,950         Gainesville & Hall Co. (GA) Dev. Au. Sr. Living Fac. Rev.
                      (Lanier Village Estates Inc., Proj.), Ser. 2003 B, 3.11%,
                      due 2/1/06                                                                    A-1+      1,950(N)(++++)
       16,500         Maryland Hlth. & Higher Ed. Fac. Au. Rev. (Pickersgill
                      Issue), Ser. 2005 A, 3.05%, due 2/2/06                                        A-1      16,500(o)(++++)
        1,800         Montgomery Co. (PA) Ind. Dev. Au. Retirement Comm. Rev.
                      (Acts Retirement Life Comm.), Ser. 2002, 3.10%, due 2/1/06                    A-1       1,800(++++)

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                                    JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
PRINCIPAL AMOUNT                                 SECURITY(@)                               RATING(@@)              VALUE(+)
($000's omitted)                                                                       Moody's      S&P       ($000's omitted)

        3,000         New York City (NY) Trust for Cultural Resources Rev.
                      (Manhattan Sch. of Music), Ser. 2000, 3.02%, due 2/2/06                       A-1+      3,000(++++)
          190         North Carolina Med. Care Commission Retirement Comm. Rev.
                      (Adult Comm. Total Svcs.), Ser. 1996, 3.10%, due 2/1/06                       A-1         190(N)(++++)
        5,000         Scotts Bluff Co. (NE) Hosp. Au. Number 1 Hosp. Ref. Rev.
                      (Reg. West Med. Ctr.), Ser. 2005, 3.08%, due 2/2/06              VMIG1                  5,000(++++)
                                                                                                           --------
                                                                                                            152,322
                                                                                                           --------

                      TOTAL INVESTMENTS (99.6%)                                                             730,903

                      Cash, receivables and other assets, less liabilities (0.4%)                             2,831
                                                                                                           --------
                      TOTAL NET ASSETS (100.0%)                                                            $733,734
                                                                                                           --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                    JANUARY 31, 2006 (UNAUDITED)


Notes to Schedule of Investments
--------------------------------

(+) Investment securities are valued at amortized cost, which approximates U.S. Federal income tax cost.

(@) Municipal securities held by Lehman Brothers Municipal Money Fund and Lehman Brothers New York Municipal Money Fund are within the two highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the fund's investment manager to be of comparable quality. Approximately 78.6% and 89.6% of the municipal securities held by Lehman Brothers Municipal Money Fund and Lehman Brothers New York Municipal Money Fund, respectively, have credit enhancement features backing them, which the funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the funds the right to sell back the issue on the date specified.

(@@) Where no rating appears from any NRSRO, the security is deemed unrated for purposes of Rule 2a-7 under the Investment Company Act of 1940, as amended. Each of these securities is an eligible security based on a comparable quality analysis performed by the fund's investment manager.

(++++)   Security is guaranteed by the corporate or non-profit obligor.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2006.

(uu) Security is subject to a guarantee provided by Dexia Credit Local de France, backing 100% of the total principal.

(Z) Security is subject to a guarantee provided by Merrill Lynch, backing 100% of the total principal.

(ZZ) Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.

(E) Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

(EE) Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

(s) Security is subject to a guarantee provided by Comerica Bank, backing 100% of the total principal.

(ss) Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.

(U) Security is subject to a guarantee provided by ABN Amro, backing 100% of the total principal.

(UU) Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

(^^) Security is subject to a guarantee provided by Depfa Bank PLC, backing 100% of the total principal.

(cc) Security is subject to a guarantee provided by Kredietbank NV, backing 100% of the total principal.

(yy) Security is subject to a guarantee provided by Wachovia Bank & Trust Co., backing 100% of the total principal.

(N) Security is subject to a guarantee provided by Lasalle Bank, backing 100% of the total principal.

(NN) Security is subject to a guarantee provided by J.P. Morgan Chase, backing 100% of the total principal.

(o) Security is subject to a guarantee provided by Branch Banking & Trust Co., backing 100% of the total principal.

(oo) Security is subject to a guarantee provided by Rabobank, backing 100% of the total principal.





For information on the Lehman Brothers Municipal Money Fund's significant accounting policies, please refer to the Lehman Brothers Municipal Money Fund's most recent annual financial statements.

                                                                                                        JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS National Municipal Money Fund
-----------------------------------------------------

PRINCIPAL AMOUNT                SECURITY@                                                RATING@@                        VALUE+
($000's omitted)                                                                     Moody's     S&P                ($000's omitted)

MUNICIPAL NOTES (3.2%)
     2,000       Chatham (MA) BANS, Ser. 2006, 4.00%, due 2/1/07                                                           2,012(o)
     2,000       Defiance (OH) City Sch. Dist. Sch. Imp., BANS, Ser. 2006,
                 4.25%, due 6/22/06                                                                                        2,006
     1,000       Groveport (OH) BANS, Ser. 2006, 4.25%, due 1/17/07                                                        1,007
     1,250       Noblesville (IN) BANS, Ser. 2006, 3.75%, due 1/1/07                                                       1,250
                                                                                                                     -----------
                                                                                                                           6,275
                                                                                                                     -----------
TAX-EXEMPT SECURITIES-OTHER (1.0%)
     2,000       Tippecanoe (IN) Sch. Corp. Temporary Loan Warrants, Ser.
                 2006, 3.75%, due 12/29/06                                                                                 2,007
                                                                                                                     -----------
TAX-EXEMPT VARIABLE RATE DEMAND NOTES-OTHER (7.3%)(u)
     6,000       Crawford (TX) Ed. Fac. Corp. Higher Ed. Rev., (Southwestern
                 Univ. Proj.), Ser. 2004 B, 3.02%, due 2/2/06                        VMIG1                                 6,000++++
     2,000       Metropolitan Gov't. Nashville & Davidson Co. (TN) Hlth. &
                 Ed. Fac. Board Rev., (Ascension Hlth. Credit), Ser. 2001 B,
                 3.40%, due 1/3/07                                                   VMIG1       A-1+                      2,000++++
     1,000       Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev.
                 (Mississippi Pwr. Co. Proj.), Ser. 1995, 3.17%, due 2/1/06          VMIG1       A-1                       1,000++++
     4,400       Savannah (GA) Econ. Dev. Au. Exempt Fac. Rev. (Home Depot
                 Proj.), Ser. 1995 A, 3.08%, due 2/1/06                              P-1         A-1+                      4,400++++
     1,000       Sevier Co. (TN) Pub. Bldg. Au. Pub. Proj. Construction
                 Notes, Ser. 2006 A, 3.20%, due 4/3/06                               MIG1                                  1,000
                                                                                                                     -----------
                                                                                                                          14,400
                                                                                                                     -----------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY LETTERS OF CREDIT (62.4%)(u)

ALLIED IRISH BANK
     1,800       Iowa Higher Ed. Loan Au. Ref. Rev. (Private College-Des
                 Moines Proj.), Ser. 2004, 3.12%, due 2/1/06                         VMIG1       A-1+                      1,800++++
BANK OF AMERICA
     2,000       Cartersville (GA) Dev. Au. Ind. Dev. Rev. (Bliss &
                 Laughlin), Ser. 1988, 3.18%, due 2/2/06                                                                   2,000++++
       765       Charlotte (NC) Gov't Fac. Cert. of Participation, Ser. 2003
                 F, 3.02%, due 2/2/06                                                VMIG1       A-1+                        765
     2,300       Univ. of Illinois Cert. of Participation (Util.
                 Infrastructure Proj.), Ser. 2004, 3.01%, due 2/2/06                 VMIG1       A-1+                      2,300
BANK OF SCOTLAND
     800        Fulton Co. (GA) Residential Care Fac. Ref. Rev. (Lenbrook
                Square Foundation), Ser. 1996, 3.12%, due 2/1/06                                 A-1+                        800++++
BNP PARIBAS
     6,000       Kentucky Hsg. Corp. Hsg. Rev., Ser. 2006 C, 3.07%, due
                 2/10/06                                                             VMIG1       A-1+                      6,000
CITIBANK, N.A.
     2,000       Murray City (UT) Hosp. Rev. (IHC Hlth. Svcs., Inc.), Ser.
                 2005 C, 3.02%, due 2/2/06                                           VMIG1       A-1+                      2,000
DEPFA BANK
     3,000       Arlington (TX) Spec. Oblig. Tax Rev. (Dallas Cowboys), Ser.
                 2005 B, 3.05%, due 2/2/06                                           VMIG1       A-1+                      3,000
     5,000       Wisconsin Hsg. & Econ. Dev. Au. Home Ownsership Rev., Ser.
                 2006 A, 3.06%, due 2/2/06                                           VMIG1      A-1+                       5,000

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                                        JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS National Municipal Money Fund cont'd
------------------------------------------------------------

PRINCIPAL AMOUNT                SECURITY@                                                RATING@@                        VALUE+
($000's omitted)                                                                     Moody's     S&P                ($000's omitted)

FANNIE MAE
     1,000       Fulton Co. (GA) Hsg. Au. Multi-Family Hsg. Ref. Rev.
                 (Champions Green Apts. Proj.), Ser. 1994 B, 3.04%, due
                 2/1/06                                                              VMIG1                                 1,000++++
     5,150       Nevada Hsg. Div. Multi-Unit Rev. (Southwest Village), Ser.
                 2005, 3.05%, due 2/2/06                                                         A-1+                      5,150++++
     1,500       New York City (NY) Hsg. Dev. Corp. Multi-Family Rent Hsg.
                 Rev. (Progress of Peoples Dev.), Ser. 2005 A, 3.05%, due
                 2/1/06                                                                          A-1+                      1,500
     1,000       Roswell (GA) Hsg. Au. Multi-Family Hsg. Ref. Rev. (Azalea
                 Park Apts.), Ser. 1996, 3.04%, due 2/1/06                                       A-1+                      1,000++++
     4,000       Smyrna (GA) Hsg. Au. Multi-Family Hsg. Rev. (F&M Villages
                 Proj.), Ser. 1997, 3.02%, due 2/1/06                                            A-1+                      4,000++++
     3,525       Washington St. Hsg. Fin. Commission Rev. (Merlots), Ser.
                 2006 A, 3.11%, due 2/1/06                                           VMIG1                                 3,525

FEDERAL HOME LOAN BANK
     3,040       Crawfordsville (IN) Econ. Dev. Ref. Rev., Ser. 1993, 3.13%,
                 due 2/2/06                                                          VMIG1                                 3,040
     1,840       Kokomo (IN) Econ. Dev. Rev. (Village Comm. Partners IV
                 Proj.), Ser. 1995, 3.13%, due 2/2/06                                VMIG1                                 1,840++++
     1,127       La Porte Co. (IN) Econ. Dev. Rev. (Pedcor
                 Investments-Woodland), Ser. 1994, 3.14%, due 2/2/06                 VMIG1                                 1,127

FLEET BANK
       400       De Kalb Co. (GA) Hsg. Au. Multi-Family Hsg. Ref. Rev. (Wood
                 Hills Apt. Proj.), Ser. 1988, 3.07%, due 2/1/06                                 A-1+                        400++++

FREDDIE MAC
     1,900       Newport News (VA) Redev. & Hsg. Au. Multi-Family Hsg. Ref.
                 Rev. (Springhouse Apts. Proj.), Ser. 2001, 3.03%, due 2/1/06                    A-1+                      1,900++++

GOLDMAN SACHS
     5,510       Miami-Dade Co. (FL) Aviation Rev., Ser. 2006 B, 3.09%, due
                 2/2/06                                                                                                    5,510

J.P. MORGAN CHASE
     6,000       Charleston (SC) Ed. Excellence Fin. Corp. Rev., Ser.
                 2005, 3.06%, due 2/2/06                                                         A-1+                      6,000
     1,500       Nebraska Ed. Fin. Au. Ref. Rev. (Creighton Univ. Proj.),
                 Ser. 2005 B, 3.12%, due 2/1/06                                      VMIG1                                 1,500
     3,810       New York St. Mtge. Agcy. Rev., Ser. 2005, 3.09%, due 2/2/06         VMIG1                                 3,810

KBC BANK
     3,000       North Dakota St. Hsg. Fin. Agcy. Home Mtge. Fin. Rev. (Hsg.
                 Fin. Prog.), Ser. 2003 A, 3.09%, due 2/1/06                         VMIG1                                 3,000
     3,955       North Dakota St. Hsg. Fin. Agcy. Home Mtge. Fin. Rev. (Hsg.
                 Fin. Prog.), Ser. 2003 A, 3.09%, due 2/1/06                         VMIG1                                 3,955

LANDESBANK HESSEN-THUERINGEN GIROZENTRALE
     3,000       New York St. Hsg. Fin. Agcy. Rev. (North End Avenue Hsg.),
                 Ser. 2004 A, 2.99%, due 2/1/06                                      VMIG1                                 3,000

LASALLE NATIONAL BANK
     2,400       Indiana St. Dev. Fin. Au. IDR (TTP, Inc. Proj.), Ser. 2001,
                 3.10%, due 2/2/06                                                               A-1                       2,400++++

LLOYDS TSB BANK PLC
     4,500       Minnesota St. Hsg. Fin. Agcy. Residential Hsg. Rev., Ser.
                 2005 C, 3.09%, due 2/2/06                                           VMIG1       A-1+                      4,500

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                                        JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS National Municipal Money Fund cont'd
------------------------------------------------------------

PRINCIPAL AMOUNT                SECURITY@                                                RATING@@                        VALUE+
($000's omitted)                                                                     Moody's     S&P                ($000's omitted)

MARSHALL & ILSLEY
     3,000       Wisconsin St. Hlth. & Ed. Fac. Au. Ref. Rev. (Blood Ctr.),
                 Ser. 1994, 3.07%, due 2/1/06                                                    A-1                       3,000++++

MERRILL LYNCH CAPITAL MARKETS
     5,500       Florida St. Board of Ed. Pub. Ed. G.O., Ser. 2005,
                 3.05%, due 2/1/06                                                               A-1                       5,500
       365       Michigan Muni. Bond Au. Rev., Ser. 2005, 3.05%, due 2/1/06                                                  365

NORTHERN TRUST CO.
     2,825       Illinois Dev. Fin. Au. Rev. (North Shore Country Day Sch.),
                 Ser. 2003, 3.05%, due 2/1/06                                        VMIG1                                 2,825++++
       200       Iowa Higher Ed. Loan Au. Private College Fac. Rev. (Wartburg
                 Proj.), Ser. 2000, 3.12%, due 2/1/06                                VMIG1                                   200++++

PNC BANK N.A.
     3,000       Berkeley (MO) Ind. Dev. Au. Ind. Dev. Ref. Rev. (Wetterau
                 Proj.), Ser. 1987, 3.05%, due 2/2/06                                                                      3,000++++
     4,000       Pennsylvania Econ. Dev. Fin. Au. Exempt Fac. Rev.
                 (Shippingport Proj.), Ser. 2005 A, 3.15%, due 2/1/06                VMIG1       A-1                       4,000++++

SOCIETE GENERALE
     4,000       Denver (CO) City & Co. Arpt. Sys. Ref. Rev., Ser. 2002 C,
                 3.07%, due 2/1/06                                                   VMIG1       A-1+                      4,000
     1,000       Massachusetts Bay Trans. Au. Muni. Sec. Trust Receipts Rev.,
                 Ser. 2001, 3.06%, due 2/1/06                                                    A-1+                      1,000

STATE STREET BANK AND TRUST COMPANY
     5,000       Oregon St. Hsg. & Comm. Svcs. Dept. Mtge. Rev.
                 (Single-Family Mtge. Prog.), Ser. 2003 L, 3.06%, due 2/1/06         VMIG1                                 5,000

SUNTRUST BANK
     2,230       Knox Co. (TN) Hlth. Ed. & Hsg. Fac. Board Ed. Fac. Rev.
                 (Webb Sch. Knoxville Proj.), Ser. 1999, 3.03%, due 2/1/06                                                 2,230++++
     3,350       Lauderdale Co. (AL) Pub. Park and Rec. Board Rev. (Metro.
                 Youth Men's Christian Assoc.), Ser. 2000, 3.03%, due 2/1/06         VMIG1                                 3,350++++

U.S. BANK
     2,500       Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev. (Lutheran
                 Sr. Svcs.), Ser. 2000, 3.04%, due 2/1/06                            VMIG1                                 2,500++++

WACHOVIA BANK & TRUST CO.
     2,565       Utah St. Hsg. Fin. Agcy. Rev., Ser. 2001 A, 3.11%, due
                 2/1/06                                                              VMIG1                                 2,565
     2,880       Utah St. Hsg. Fin. Agcy. Rev., Ser. 2001 A, 3.11%, due
                 2/1/06                                                              VMIG1                                 2,880

WELLS FARGO & CO.
       100       Mankato (MN) Rev. (Bethany Lutheran College), Ser. 2000 B,
                 3.12%, due 2/1/06                                                               A-1+                        100++++

WESTDEUTSCHE LANDESBANK AG
     2,600       Wisconsin Hsg. & Econ. Dev. Au. Home Ownsership Rev., Ser.
                 2004 A, 3.06%, due 2/1/06                                           VMIG1       A-1+                      2,600(oo)
                                                                                                                     -----------
                                                                                                                         126,937
                                                                                                                     -----------
SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                                        JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS National Municipal Money Fund cont'd
------------------------------------------------------------

PRINCIPAL AMOUNT                SECURITY@                                                RATING@@                        VALUE+
($000's omitted)                                                                     Moody's     S&P                ($000's omitted)

TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY INSURANCE (27.8%)(u)

AMERICAN MUNICIPAL BOND ASSURANCE CORP.
     4,000       Kansas City (MO) Ind. Dev. Au. Rev. (KC Downtown Redev.
                 Proj.), Ser. 2005 B, 3.05%, due 2/1/06                              VMIG1       A-1+                      4,000(^^)
     3,400       Maine Hsg. Au. Mtge. Purchase Rev., Ser. 2003 E, 3.05%,
                 due 2/2/06                                                          VMIG1       A-1+                      3,400(uu)
     5,000       Sayre (PA) Hlth. Care Fac. Au. Hosp. Rev. (VHA of PA, Inc.
                 Cap. Asset Fin. Prog.), Ser. 1985 A, 3.05%, due 2/1/06                          A-1+                      5,000


FINANCIAL GUARANTY INSURANCE CO.
     4,000       Las Vegas Valley (NV) Wtr. Dist. G.O. (ABN Amro Munitops
                 Cert. Trust), Ser. 2005, 3.07%, due 2/2/06                          VMIG1                                 4,000(U)
     3,730       Sarasota Co. (FL) Util. Sys. Rev., Ser. 2002, 3.05%, due
                 2/2/06                                                                          A-1                       3,730(Z)

FINANCIAL SECURITY ASSURANCE CORP.
     3,985       Atlanta (GA) Arpt. Rev. (Merlots), Ser. 2004 C, 3.11%,
                 due 2/1/06                                                          VMIG1                                 3,985(yy)
     5,225       District of Columbia G.O. (ROCS RR II R 2161), Ser. 2004,
                 3.06%, due 2/2/06                                                   VMIG1                                 5,225(ZZ)
     4,065       Jackson (TN) Energy Au. Wastewater Sys. Rev., Ser. 2002,
                 3.02%, due 2/2/06                                                   VMIG1                                 4,065(ss)
     3,000       Lehi (UT) Elec. Util. Rev., Ser. 2005, 3.10%, due 2/1/06                                                  3,000(uu)

MUNICIPAL BOND INVESTORS ASSURANCE CORP.
     1,800       Denver (CO) City & Co. Arpt. Rev. Muni. Sec. Trust Receipts
                 Rev., Ser. 1996, 3.06%, due 2/1/06                                              A-1+                      1,800(s)
     5,340       Illinois St. (ROCS RR II R 2164), Ser. 2004, 3.06%, due
                 2/2/06                                                              VMIG1                                 5,340(EE)
     4,695       Nebhelp, Inc. (NE) Rev. (Std. Loan Prog.), Ser. 1986 B,
                 3.17%, due 2/1/06                                                   VMIG1       A-1+                      4,695(EE)
     4,000       New York St. Dorm Au. Rev., Ser. 2000, 3.04%, due 2/2/06                        A-1                       4,000(E)
                                                                                                                     -----------
                                                                                                                          52,240
                                                                                                                     -----------
                 TOTAL INVESTMENTS (101.7%)                                                                              201,859

                 Liabilities, less cash, receivables and other assets [(1.7%)]                                            (3,307)
                                                                                                                     -----------

                 TOTAL NET ASSETS (100.0%)                                                                              $198,552
                                                                                                                     -----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                                        JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Tax-Free Money Fund
-------------------------------------------

PRINCIPAL AMOUNT                SECURITY@                                                RATING@@                        VALUE+
($000's omitted)                                                                     Moody's     S&P                ($000's omitted)

MUNICIPAL NOTES (2.2%)
     2,675       Defiance (OH) City Sch. Dist. Sch. Imp. BANS, Ser. 2005,
                 4.25%, due 6/22/06                                                                                        2,683
     1,250       Groveport (OH) BANS, Ser. 2006, 4.25%, due 1/17/07                                                        1,259
     2,500       Noblesville (IN) BANS, Ser. 2006, 3.75%, due 1/1/07                                                       2,500
     2,000       Saddle River (NJ) BANS, Ser. 2006, 4.00%, due 3/1/06                                                      2,001
                                                                                                                     -----------
                                                                                                                           8,443
                                                                                                                     -----------

TAX-EXEMPT SECURITIES-BACKED BY INSURANCE (0.3%)

FINANCIAL SECURITY ASSURANCE INC.
     1,000       Iowa St. Sch. Cash Anticipation Prog. Warrant Cert., Ser.
                 2006 B, 4.50%, due 1/26/07                                          MIG1                                  1,012
                                                                                                                     -----------

TAX-EXEMPT SECURITIES-OTHER (2.2%)
     2,500       Illinois Hlth. Fac. Au. Rev. (Advocate Hlth. Care Network),
                 Ser. 2003 B, 3.40%, due 11/15/22 Putable 7/6/06                     VMIG1       A-1+                      2,500++++
     2,000       Sevier Co. (TN) Pub. Bldg. Au. (Pub. Construction Notes
                 Proj.), Ser. 2006 A, 3.20%, due 10/1/08                             MIG1                                  2,000
     4,000       Tippecanoe (IN) Sch. Corp. Temporary Loan Warrants, Ser.
                 2006, 3.75%, due 12/29/06                                                                                 4,013
                                                                                                                     -----------
                                                                                                                           8,513
                                                                                                                     -----------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES (11.0%)(u)
     5,825       Columbia (AL) Ind. Dev. Board Poll. Ctrl. Rev. (AL Pwr. Co.
                 Proj.), Ser. 1999 A, 3.06%, due 2/1/06                              VMIG1       A-1                       5,825++++
     4,200       Illinois Fin. Au. Rev. (Northwestern Univ.), Sub. Ser. 2004
                 B, 3.00%, due 2/1/06                                                VMIG1       A-1+                      4,200++++
     5,900       Private Colleges & Univ. (GA) Fac. Au. Rev. (Emory Univ.),
                 Ser. 2000 B, 2.99%, due 2/1/06                                      VMIG1       A-1+                      5,900++++
     7,400       Roswell (GA) Hsg. Au. Multi-Family Ref. Rev. (Azalea Park
                 Apt.), Ser. 1996, 3.04%, due 2/1/06                                             A-1+                      7,400++++
     8,000       Smyrna (GA) Hsg. Au. Multi-Family Hsg. Rev. (F&M Villages
                 Proj.), Ser. 1997, 3.02%, due 2/1/06                                            A-1+                      8,000++++
     8,800       Smyrna (GA) Hsg. Au. Multi-Family Hsg. Rev. (Post VY Proj.),
                 Ser. 1995, 3.02%, due 2/1/06                                                    A-1+                      8,800++++
     2,300       Univ. of Missouri Univ. Rev. Sys. Fac., Ser. 2001 A, 3.05%,
                 due 2/1/06                                                          VMIG1      A-1+                       2,300
                                                                                                                     -----------
                                                                                                                          42,425
                                                                                                                     -----------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY LETTERS OF CREDIT (48.7%) (u)

ALLIED IRISH BANK
     2,750       Iowa Higher Ed. Loan Au. Ref. Rev. (Private College Des
                 Moines Proj.), Ser. 2004, 3.12%, due 2/1/06                         VMIG1       A-1+                      2,750++++

BANK OF AMERICA
     6,000       Charlotte (NC) Cert. of Participation Gov't. Fac., Ser. 2003
                 F, 3.02%, due 2/2/06                                                VMIG1       A-1+                      6,000

CITIBANK, N.A.
     5,000       Colorado Springs (CO) Utils. Rev., Ser. 2005, 3.06%, due
                 2/2/06                                                              VMIG1                                 5,000

FLEET BANK
     1,400       De Kalb Co. (GA) Hsg. Au. Multi-Family Hsg. Ref. Rev. (Wood
                 Hills Apt. Proj.), Ser. 1998, 3.07%, due 2/1/06                                 A-1+                      1,400++++

FORTIS BANK
     8,600       New York Metro. Trans. Au. Rev., Sub. Ser. 2005 E, 2.99%,
                 due 2/2/06                                                          VMIG1       A-1+                      8,600

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                                        JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Tax-Free Money Fund cont'd
--------------------------------------------------

PRINCIPAL AMOUNT                SECURITY@                                                RATING@@                        VALUE+
($000's omitted)                                                                     Moody's     S&P                ($000's omitted)

J.P. MORGAN CHASE
    12,060       Charleston (SC) Ed. Excellence Fin. Corp. Rev., Ser. 2005,
                 3.06%, due 2/2/06                                                               A-1+                  12,060
     1,400       Nebraska Ed. Fin. Au. Ref. Rev. (Creighton Univ. Proj.),
                 Ser. 2005 B, 3.12%, due 2/1/06                                      VMIG1                              1,400

LANDESBANK HESSEN-THUERINGEN GIROZENTRALE
     3,000       New York St. Hsg. Fin. Agcy. Rev. (North End Ave. Hsg.),
                 Ser. 2004 A, 2.99%, due 2/1/06                                      VMIG1                              3,000

LASALLE NATIONAL BANK
     5,100       Gainesville & Hall Co. (GA) Dev. Au. Sr. Living Fac. Rev.
                 (Lanier Village Estates), Ser. 2003 B, 3.11%, due 2/1/06                        A-1                    5,100++++(N)
     9,675       Illinois Hlth. Fac. Au. Rev., Ser. 2003 B, 3.04%, due                           A-1                    9,675++++
                 2/2/06

MARSHALL & ILSLEY
     3,485       Wisconsin St. Hlth. & Ed. Fac. Au. Ref. Rev. (Blood Ctr.),
                 Ser. 1994 A, 3.07%, due 2/1/06                                                  A-1                    3,485++++
    10,500       Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Marshfield), Ser.
                 2006 B, 3.07%, due 2/9/06                                                       A-1                   10,500++++
    14,000       Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Oakwood Village),
                 Ser. 2005, 3.05%, due 2/2/06                                        VMIG1                             14,000++++

MERRILL LYNCH CAPITAL MARKETS
     7,795       Michigan St. Bldg. Au. Rev., Ser. 2001, 3.05%, due 2/2/06                       A-1                    7,795
     6,010       New York City (NY) G.O., Ser. 2005, 3.05%, due 8/1/25                           A-1                    6,010

MORGAN GUARANTY TRUST CO.
     2,150       Shelby Co. (TN) Ref., Ser. 1999 A, 3.05%, due 2/1/06                VMIG1       A-1+                   2,150

NATIONAL CITY BANK
       100       Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Rev. (Howard Reg.
                 Hlth. Sys. Proj.), Ser. 2005 B, 3.12%, due 2/1/06                               A-1                      100++++

NORTHERN TRUST CO.
    10,400       Illinois Fin. Au. Rev. (Richard H. Driehaus Museum), Ser.
                 2005, 3.05%, due 2/1/06                                             VMIG1                             10,400++++

PNC BANK N.A.
     4,330       Moon (PA) IDA Comm. Fac. Rev. (YMCA of Greater Pittsburgh
                 Proj.), Ser. 2005, 3.05%, due 2/2/06                                VMIG1                              4,330++++

RADIAN
     2,620       Langhorne Manor Boro (PA) Higher Ed. & Hlth. Au. Retirement
                 (Wesley Enhanced Living), Ser. 2005 B, 3.09%, due 2/1/06                        A-1+                   2,620++++

SOCIETE GENERALE
     9,900       New York St. Local Govt. Assist. Corp. (Muni. Sec. Trust
                 Receipts), Ser. 1997, 3.05%, due 2/1/06                                         A-1+                   9,900

SOVEREIGN BANK FSB
     6,200       Clackamas Co. (OR) Hosp. Fac. Au. Rev. Sr. Living Fac.
                 (Mary's Woods), Ser. 2005, 3.05%, due 2/2/06                                    A-1+                   6,200++++
     2,740       Massachusetts St. Ind. Fin. Agy. Hlth. Care Fac. Rev.
                 (Jewish Geriatic Svc.), Ser. 1997 A, 3.03%, due 2/1/06                          A-1+                   2,740++++
     2,000       Warren & Wash Cos. (NY) IDA Civic Fac. Rev. (Glen at Hiland
                 Meadows Proj.), Ser. 2000, 3.04%, due 2/1/06                                    A-1                    2,000++++

STATE STREET BANK AND TRUST COMPANY
     7,625       Missouri St. Hwys. & Trans. Comm. St. Road Rev., Ser. 2005
                 B, 3.01%, due 2/1/06                                                VMIG1       A-1+                   7,625

SUNTRUST BANK
     4,525       Clarksville (TN) Pub. Bldg. Au. Rev., Ser. 1996, 3.03%,
                 due 2/2/06                                                          VMIG1                              4,525
    11,000       District Columbia Rev. (St. Patrick's Episcopal), Ser.
                 2000, 3.03%, due 2/1/06                                             VMIG1                             11,000++++
     3,900       District of Columbia Rev. (Institute for Int'l Econ.
                 Issue), Ser. 2000, 3.03%, due 2/1/06                                VMIG1                              3,900++++
       900       Metro. Gov't. Nashville & Davidson Co. (TN) Hlth. & Ed. Fac.
                 Board Rev. (Belmont Univ. Proj.), Ser. 1997, 3.03%, due 2/1/06                                           900++++

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                                        JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Tax-Free Money Fund cont'd
--------------------------------------------------

PRINCIPAL AMOUNT                SECURITY@                                                RATING@@                        VALUE+
($000's omitted)                                                                     Moody's     S&P                ($000's omitted)

U.S. BANK

     5,900       Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev. (Lutheran
                 Sr. Svcs.), Ser. 2000, 3.04%, due 2/2/06                            VMIG1                              5,900++++

WACHOVIA BANK & TRUST CO.
       500       Fulco (GA) Hosp. Au. Anticipation Cert. Rev. (Shepherd Ctr.,
                 Inc. Proj.), Ser. 1997, 3.05%, due 2/1/06                                       A-1+                     500++++
     6,600       Missouri St. Board of Pub. Bldgs. Spec. Oblig. Rev., Ser.
                 2003 B, 3.06%, due 2/2/06                                           VMIG1                              6,600

WELLS FARGO & CO.
       200       Mankato (MN) Rev. (Bethany Lutheran College), Ser. 2000 B,
                 3.12%, due 2/1/06                                                               A-1+                     200++++

WESTDEUTSCHE LANDESBANK GIROZENTRALE
     8,700       Pennsylvania St. Turnpike Comm. Turnpike Rev., Ser. 2002 A,
                 3.02%, due 2/1/06                                                   VMIG1       A-1+                   8,700
                                                                                                                     -----------
                                                                                                                      187,065
                                                                                                                     -----------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY INSURANCE (35.4%) (u)

AMERICAN MUNICIPAL BOND ASSURANCE CORP.
    10,000       Kansas City (MO) Ind. Dev. Au. Rev. (KC Downtown Redev.
                 Proj.), Ser. 2005 B, 3.05%, due 2/1/06                              VMIG1       A-1+                  10,000(^^)
     6,000       Maine Hsg. Au. Mtge. Purchase Rev., Ser. 2003 E, 3.05%, due
                 2/2/06                                                              VMIG1       A-1+                   6,000
     7,000       Michigan Technological Univ. Rev. (Gen.), Ser. 1998 A,
                 3.04%, due 2/1/06                                                               A-1+                   7,000
     8,595       Nevada Sys. of Higher Ed. Univ. Rev., Ser. 2005 R, 3.06%,
                 due 2/2/06                                                          VMIG1                              8,595

FINANCIAL GUARANTY INSURANCE CO.
     7,165       Chicago (IL) O'Hare Int'l Arpt. Rev., Ser. 2005, 3.06%, due
                 2/2/06                                                                                                 7,165
     8,795       Las Vegas Valley (NV) Wtr. Dist. G.O. (ABN Amro Munitops
                 Cert. Trust), Ser. 2005, 3.07%, due 2/2/06                          VMIG1                              8,795(U)
     8,990       Minneapolis & St. Paul (MN) Metro. Arpt. Comm. Arpt. Rev.,
                 Ser. 2000 ZZ, 3.06%, due 2/1/06                                     VMIG1                              8,990
     5,500       Municipal Trust (PA) Cert., Ser. 2001, 3.04%, due 2/1/06                        A-1                    5,500**
     8,000       Sarasota Co. (FL) Util. Sys. Rev., Ser. 2002, 3.05%, due
                 2/2/06                                                                          A-1                    8,000

FINANCIAL SECURITY ASSURANCE CORP.
     8,795       Houston (TX) Wtr. & Swr. Sys. Rev., Ser. 2000, 3.05%, due
                 2/2/06                                                                                                 8,795
     6,000       Jackson (TN) Energy Au. Wastewater Sys. Rev., Ser. 2002,
                 3.02%, due 2/2/06                                                   VMIG1                              6,000
     7,500       Manheim Township (PA) Sch. Dist., Ser. 2004, 3.04%, due
                 2/2/06                                                              VMIG1                              7,500
       900       Massachusetts St. Hsg. Fin. Agy. Hsg. Rev., Ser. 2003 F,
                 3.00%, due 2/1/06                                                   VMIG1       A-1+                     900
     8,500       Zionsville (IN) Comm. Sch. Bldg. Corp., Ser. 2005, 3.06%,
                 due 2/1/06                                                                      A-1+                   8,500

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                                        JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Tax-Free Money Fund cont'd
--------------------------------------------------

PRINCIPAL AMOUNT                SECURITY@                                                RATING@@                        VALUE+
($000's omitted)                                                                     Moody's     S&P                ($000's omitted)

MUNICIPAL BOND INVESTORS ASSURANCE CORP.
     8,000       Arlington (TX) Spec. Oblig. Tax Rev. (Dallas Cowboys), Ser.
                 2005 B, 3.05%, due 2/2/06                                           VMIG1       A-1+                   8,000
     3,290       Illinois Reg. Trans. Au. Rev., Ser. 2002 A, 3.06%, due
                 2/1/06                                                              VMIG1                              3,290(y)
     8,000       New York St. Dorm Au. Rev., Ser. 2000, 3.04%, due 2/2/06                        A-1                    8,000
     7,490       San Antonio(TX) Wtr. Rev., Ser. 2005, 3.06%, due 2/2/06                         A-1                    7,490
     7,440       Truckee Meadows (NV) Wtr. Au. Wtr. Rev., Ser. 2005, 3.06%,
                 due 2/2/06                                                          VMIG1                              7,440
                                                                                                                     -----------
                                                                                                                      135,960
                                                                                                                     -----------
                 Total Investments (99.8%)                                                                            383,418

                 Cash, receivables and other assets, less liabilities (0.2%)                                              818
                                                                                                                     -----------
                 Total Net Assets (100.0%)                                                                           $384,236
                                                                                                                     -----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                    JANUARY 31, 2006 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

+ Investment securities are valued at amortized cost, which approximates U.S. Federal income tax cost.

@ Municipal securities held by National Municipal Money Fund and Tax-Free Money Fund are within the two highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the fund's investment manager to be of comparable quality. Approximately 88.5% and 84.4% of the municipal securities held by National Municipal Money Fund and Tax-Free Money Fund, respectively, have credit enhancement features backing them, which the funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the funds the right to sell back the issue on the date specified.

@@ Where no rating appears from any NRSRO, the security is deemed unrated for purposes of Rule 2a-7 under the Investment Company Act of 1940, as amended. Each of these securities is an eligible security based on a comparable quality analysis performed by the fund's investment manager.

++++ Security is guaranteed by the corporate or non-profit obligor.

** Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the adviser to be liquid. At January 31, 2006, these securities amounted to $5,500,000 or 1.4% of net assets for Tax-Free Money Fund.

(o) All or a portion of this security was purchased on a when-issued basis. At January 31, 2006, this security amounted to $2,012,000 for National Municipal Money Fund.

(oo) All or a portion of this security is segregated as collateral for when-issued purchase commitments.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2006.

(U) Security is subject to a guarantee provided by ABN Amro, backing 100% of the total principal.

(^^) Security is subject to a guarantee provided by Depfa Bank PLC, backing 100% of the total principal.

(y) Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.

(yy) Security is subject to a guarantee provided by Wachovia Bank & Trust Co., backing 100% of the total principal.

(N) Security is subject to a guarantee provided by Lasalle Bank, backing 100% of the total principal.

(uu) Security is subject to a guarantee provided by Dexia Credit Local de France, backing 100% of the total principal.

(Z) Security is subject to a guarantee provided by Merrill Lynch, backing 100% of the total principal.

(ZZ) Security is subject to a guarantee provided by Citigroup Global Markets, backing 100% of the total principal.

(E) Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

(EE) Security is subject to a guarantee provided by Lloyds TSB Bank PLC, backing 100% of the total principal.

(s) Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

(ss) Security is subject to a guarantee provided by Suntrust Bank, backing 100% of the total principal.

                                                                                     NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Strategic Income Fund

NUMBER OF SHARES                            MARKET VALUE+            NUMBER OF SHARES                              MARKET VALUE+
                                         ($000's omitted)                                                       ($000's omitted)

COMMON STOCKS (25.8%)                                                FINANCIAL SERVICES (0.6%)
                                                                             1,500  American Express                         79++++
APARTMENTS (2.9%)                                                              300  Ameriprise Financial                     12
       3,500  Archstone-Smith Trust                    164                   3,000  Jackson Hewitt Tax Service               76++++
       1,400  Avalonbay Communities                    139                                                      ---------------
       2,900  Camden Property Trust                    189                                                                  167
       3,900  Equity Residential                       166
       1,000  Essex Property Trust                      99           HEALTH CARE (1.1%)
                                                ----------                   1,800  Nationwide Health Properties             41
                                                       757                   1,500  Novartis AG ADR                          83++++
                                                                             4,000  OMEGA Healthcare Investors               53
BANKING & FINANCIAL (0.3%)                                                   3,800  Ventas, Inc.                            116
       3,500  North Fork Bancorp                        90                                                      ---------------
                                                                                                                            293
COMMUNICATIONS (0.3%)                                                INDUSTRIAL (1.8%)
       3,500  Vodafone Group ADR                        74                   2,000  Dover Corp.                              92++++
                                                                             1,000  General Dynamic                         116++++
COMMUNITY CENTERS (1.2%)                                                     1,500  Praxair, Inc.                            79++++
         800  Developers Diversified Realty             39                   3,900  ProLogis                                200
         600  Federal Realty Investment                                                                         ---------------
                Trust                                   40                                                                   487
       1,400  Pan Pacific Retail Properties             97
       2,200  Regency Centers                          142           INSURANCE (0.3%)
                                                ----------                   1,000  American International Group             65
                                                       318

CONSUMER CYCLICALS (0.2%)                                            LODGING (1.0%)
       2,500  Yankee Candle                             63                   2,000  Host Marriott                            40
                                                                             1,900  LaSalle Hotel Properties                 73
                                                                             1,900  Starwood Hotels & Resorts
                                                                                    Worldwide                               115
CONSUMER DISCRETIONARY (0.2%)                                                1,400  Sunstone Hotel Investors                 41
       4,000  ServiceMaster Co.                         52                                                      ---------------
                                                                                                                            269
CONSUMER STAPLES (0.4%)
       2,500  Cadbury Schweppes ADR                    100
                                                                     OFFICE (2.8%)
DIVERSIFIED (1.2%)                                                             700  Alexandria Real Estate
       3,800  Colonial Properties Trust                176                           Equities                                62
       1,600  Vornado Realty Trust                     141                   2,200  Brookfield Asset Management
                                                ----------                            Class A                               118
                                                       317                   4,000  Maguire Properties                      135
                                                                             2,600  SL Green Realty                         218
ENERGY (1.2%)                                                                8,400  Trizec Properties                       196
       5,000  Cathedral Energy Services                                                                         ---------------
                Income Trust                            53                                                                  729
       2,000  CCS Income Trust                          67
       1,018  Enbridge Energy Management                48*          OFFICE - INDUSTRIAL (0.8%)
       2,800  Mullen Group Income Fund                  80                   3,700  Digital Realty Trust                     96
       4,000  NiSource, Inc.                            82                   3,200  Reckson Associates Realty               128
                                                ----------                                                      ---------------
                                                       330                                                                  224

                                                                     OIL & GAS (0.2%)
FINANCE (1.2%)                                                               1,000   Exxon Mobil                             63 ++++
       4,500  Apollo Investment                         82
       2,000  Bank of America                           88
       3,000  Tortoise Energy Capital                   71           OIL SERVICES (0.5%)
       2,400  Tortoise Energy Infrastructure            70                   1,000   Canadian Oil Sands Trust               132
                                                ----------
                                                       311           PHARMACEUTICAL (0.2%)


See Notes to Schedule of Investments


SCHEDULE OF INVESTMENTS Strategic Income Fund cont'd
----------------------------------------------------


NUMBER OF SHARES                        MARKET VALUE+
                                     ($000's omitted)


        1,000 Johnson & Johnson                         57

REGIONAL MALLS (2.6%)
        1,700 CBL & Associates Properties               72
        4,000 General Growth Properties                206
        1,400 Macerich Co.                             102
        2,500 Simon Property Group                     207
        2,900 Taubman Centers                          109
                                                ----------
                                                       696

SEMICONDUCTORS (0.4%)
       5,000  Applied Materials                         95 ++++

SOFTWARE (0.5%)
       2,500  Computer Associates                       68
       2,500  Microsoft Corp.                           71
                                                ----------
                                                       139

TECHNOLOGY (0.7%)
       2,000  First Data                                90 ++++
       1,000  IBM                                       81 ++++
                                                ----------
                                                       171

TELECOMMUNICATIONS (0.4%)
       4,000  Sprint Corp.                              91

TRANSPORTATION (0.3%)
       4,500  Ship Finance International                82

UTILITIES (2.5%)
       1,500  Ameren Corp.                              76
       2,000  California Water Service Group            85
       2,000  Cinergy Corp.                             87
       1,000  Dominion Resources                        75
       3,000  Duke Energy                               85
       1,500  FPL Group                                 63
       1,930  National Grid ADR                        100
       2,500  Southern Co.                              87
                                                ----------
                                                       658

TOTAL COMMON STOCKS
(COST $5,842)                                        6,830
                                                ----------

CONVERTIBLE PREFERRED STOCKS (0.9%)

       2,000  New York Community Capital
                Trust V                                 94
       1,500  Newell Financial Trust I                  64
       2,000  Sovereign Capital Trust IV                90
                                                ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(COST $262)                                            248
                                                ----------



                                                                          NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Strategic Income Fund
---------------------------------------------

PRINCIPAL AMOUNT                                                                        RATING                   VALUE+
($000'S OMITTED)                                                                   MOODY'S      S&P    ($000'S OMITTED)

U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S.
GOVERNMENT (4.6%)

      389          U.S. Treasury Inflation Index Notes, 1.63%, due 1/15/15          TSY          TSY         377  (oo)
       80          U.S. Treasury Notes, 2.25%, due 2/15/07                          TSY          TSY          78  (oo)
       59          U.S. Treasury Notes, 3.63%, due 6/30/07                          TSY          TSY          58
       50          U.S. Treasury Notes, 3.38%, due 2/15/08                          TSY          TSY          49
      200          U.S. Treasury Notes, 4.13%, due 8/15/08                          TSY          TSY         198  (oo)
       40          U.S. Treasury Notes, 3.63%, due 1/15/10                          TSY          TSY          39  (oo)
      430          U.S. Treasury Notes, 4.13%, due 5/15/15                          TSY          TSY         417
                                                                                                       ---------

                   TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND
                   CREDIT OF THE U.S. GOVERNMENT (COST $1,235)                                             1,216
                                                                                                       ---------
U.S. GOVERNMENT AGENCY SECURITIES (2.2%)
      600          Federal Home Loan Bank, Bonds, 2.75%, due 3/14/08 (Cost
                   $591)                                                           AGY          AGY          576
                                                                                                       ---------
MORTGAGE-BACKED SECURITIES (13.0%)
FANNIE MAE
       49          Pass-Through Certificates, 4.50%, due 8/1/18 & 10/1/18          AGY          AGY           49
      203          Pass-Through Certificates, 5.00%, due 11/1/17 - 8/1/33          AGY          AGY          200
      180          Pass-Through Certificates, 5.50%, due 9/1/16 - 7/1/33           AGY          AGY          180
      127          Pass-Through Certificates, 6.00%, due 3/1/18 - 9/1/33           AGY          AGY          128
       95          Pass-Through Certificates, 6.50%, due 11/1/13 - 9/1/32          AGY          AGY           97
       32          Pass-Through Certificates, 7.00%, due 7/1/17 & 7/1/29           AGY          AGY           33
        6          Pass-Through Certificates, 7.50%, due 12/1/32                   AGY          AGY            6
FREDDIE MAC
       22          Pass-Through Certificates, 4.50%, due 8/1/18                    AGY          AGY           22
       73          Pass-Through Certificates, 5.00%, due 5/1/18 & 8/1/33           AGY          AGY           71
      148          Pass-Through Certificates, 5.50%, due 9/1/17 - 8/1/33           AGY          AGY          146
      106          Pass-Through Certificates, 6.00%, due 4/1/17 - 12/1/33          AGY          AGY          107
       58          Pass-Through Certificates, 6.50%, due 3/1/16 - 1/1/32           AGY          AGY           61
        8          Pass-Through Certificates, 7.00%, due 6/1/32                    AGY          AGY            9
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      566          Pass-Through Certificates, 4.50%, due 11/15/33 - 6/15/34        AGY          AGY          542  (oo)
    1,615          Pass-Through Certificates, 5.00%, due 7/15/33 - 12/15/35        AGY          AGY        1,591  (oo)
       34          Pass-Through Certificates, 5.50%, due 6/15/33                   AGY          AGY           34
       21          Pass-Through Certificates, 6.00%, due 4/15/33                   AGY          AGY           21
       12          Pass-Through Certificates, 6.50%, due 7/15/32                   AGY          AGY           12
        9          Pass-Through Certificates, 7.00%, due 8/15/32                   AGY          AGY           10
        3          Pass-Through Certificates, 7.50%, due 7/15/32                   AGY          AGY            4
      125          Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity         AGY          AGY          123  (o)
                                                                                                       ---------
                   TOTAL MORTGAGE-BACKED SECURITIES (COST $3,477)                                          3,446
                                                                                                       ---------
CORPORATE DEBT SECURITIES (31.9%)
       75          AES Corp., Senior Secured Notes, 8.75%, due 5/15/13             Ba3           B+           82  **
       60          Airgas, Inc., Senior Subordinated Notes, 9.13%, due 10/1/11     Ba2          BB-           64
      100          Alcoa, Inc., Notes, 4.25%, due 8/15/07                           A2           A-           99
      100          Allied Waste North America, Inc., Guaranteed Senior Secured
                   Notes, Ser. B, 9.25%, due 9/1/12                                 B2          BB-          108
       60          American Real Estate Partners L.P., Senior Notes, 8.13%, due
                   6/1/12                                                          Ba2          BB            63
       75          Amerigas Partners L.P., Senior Unsecured Notes, 7.25%, due
                   5/20/15                                                          B1          BB-           75
      100          Arch Western Finance Corp., Senior Notes, 6.75%, due 7/1/13     Ba3          BB-          101



SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                                          NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Strategic Income Fund Cont'd
----------------------------------------------------

PRINCIPAL AMOUNT                                                                         RATING                  VALUE+
($000'S OMITTED)                                                                   MOODY'S      S&P    ($000'S OMITTED)

       75          Associates Corp. NA, Senior Notes, 6.25%, due 11/1/08           Aa1          AA-           77
       30          Athena Neurosciences Finance LLC, Guaranteed Notes,
                   7.25%, due 2/21/08                                               B3           B            30
       40          Bank of America Corp., Subordinated Notes, 6.80%, due
                   3/15/28                                                         Aa3           A+           45
       20          Bank One Corp., Subordinated Notes, 7.88%, due 8/1/10            A1           A            22
       30          Biovail Corp., Senior Subordinated Notes, 7.88%, due             B2          BB-           31
                   4/1/10
       20          Boeing Capital Corp., Senior Notes, 6.13%, due 2/15/33           A3           A            22
       60          Ceasar's Entertainment, Senior Notes, 7.50%, due 9/1/09         Baa3         BBB-          64
       25          Ceasar's Entertainment, Senior Subordinated Notes,
                   8.13%, due 5/15/11                                              Ba1          BB+           28
       60          Charter Communications Operating LLC, Senior Notes,
                   8.00%, due 4/30/12                                               B2           B-           60  **
      125          Chesapeake Energy Corp., Senior Notes, 7.50%, due               Ba2          BB           133
                   9/15/13
       30          Chukchansi Economic Development Authority, Senior
                   Notes, 8.00%, due 11/15/13                                       B2          BB-           31  **
       85          Citigroup, Inc., Senior Notes, 4.13%, due 2/22/10               Aa1          AA-           82
       75          CMS Energy Corp., Senior Notes, 7.75%, due 8/1/10                B1           B+           79
       45          Coca-Cola Enterprises, Inc., Debentures, 6.95%, due              A2           A            51
                   11/15/26
       55          ConocoPhillips Corp., Notes, 8.75%, due 5/25/10                  A1           A-           63
       25          Constellation Energy Group, Inc., Notes, 6.35%, due             Baa1         BBB           25
                   4/1/07
       60          Crown Americas LLC, Senior Notes, Ser. B, 7.75%, due
                   11/15/15                                                         B1           B            62  **
      125          CSC Holdings, Inc., Senior Notes, Ser. B, 8.13%, due             B2           B+          127
                   7/15/09
       85          DaimlerChrysler N.A. Holdings Corp., Guaranteed Notes,
                   6.50%, due 11/15/13                                              A3          BBB           88
      150          DaimlerChrysler N.A. Holdings Corp., Guaranteed Notes,
                   8.50%, due 1/18/31                                               A3          BBB          182
       60          Dean Foods Co., Senior Notes, 6.63%, due 5/15/09                Ba2           BB-          61
       50          Dex Media West LLC, Senior Subordinated Notes, Ser. B,
                   9.88%, due 8/15/13                                               B2            B           55
       35          Dex Media, Inc., Notes, 8.00%, due 11/15/13                      B3            B           36
      100          Diageo Capital PLC, Notes, 3.50%, due 11/19/07                   A3            A-          97
      100          DirecTV Holdings LLC, Senior Notes, 8.38%, due 3/15/13          Ba2           BB-         107
       60          Dobson Cellular Systems, Secured Notes, 8.38%, due               B1            B-          64
                   11/1/11
       30          Dollarama Group L.P., Senior Subordinated Notes, 8.88%,
                   due 8/15/12                                                      B3            B-          30  **
      100          Dominion Resources, Inc., Notes, 4.13%, due 2/15/08             Baa1         BBB           98
      100          Dow Chemical, Notes, 5.00%, due 11/15/07                         A3            A-         100
       55          Dynegy Holdings, Inc., Secured Notes, 10.13%, due                B1            B-          62  **
                   7/15/13
       35          EchoStar DBS Corp., Senior Notes, 5.75%, due 10/1/08            Ba3           BB-          35  (oo)
       30          EchoStar DBS Corp., Guaranteed Notes, 6.63%, due                Ba3           BB-          29
                   10/1/14
       75          Edison Mission Energy, Senior Notes, 9.88%, due 4/15/11          B1            B+          87
      125          El Paso Natural Gas Co., Senior Notes, Ser. A, 7.63%,
                   due 8/1/10                                                       B1            B          132
       35          Elan Financial PLC, Guaranteed Floating Rate Notes,
                   8.34%, due 2/15/06                                               B3            B           34  (u)
      125          Ferrellgas, L.P., Senior Notes, 6.75%, due 5/1/14               Ba3            B+         120
       30          Fisher Scientific International, Inc., Senior
                   Subordinated Notes, 6.13%, due 7/1/15                           Ba2           BB+          30
      100          Flextronics International Ltd., Senior Subordinated
                   Notes, 6.50%, due 5/15/13                                       Ba2           BB-         101
      185          Ford Motor Credit Co., Notes, 6.50%, due 1/25/07                Ba2           BB-         183
       50          Forest Oil Corp., Senior Notes, 8.00%, due 6/15/08              Ba3           BB-          52
       35          France Telecom SA, Notes, 8.00%, due 3/1/11                      A3            A-          39
       75          Freescale Semiconductor Inc., Senior Notes, 6.88%, due



SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                          NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Strategic Income Fund Cont'd
----------------------------------------------------

PRINCIPAL AMOUNT                                                                         RATING                  VALUE+
($000'S OMITTED)                                                                   MOODY'S       S&P   ($000'S OMITTED)

                   7/15/11                                                         Ba1           BB+          78
       15          Freescale Semiconductor Inc., Senior Notes, 7.13%, due
                   7/15/14                                                         Ba1           BB+          16
       45          General Electric Capital Corp., Medium-Term Notes, Ser. A,
                   6.00%, due 6/15/12                                              Aaa          AAA           47
       90          General Motors Acceptance Corp., Notes, 6.13%, due 2/1/07       Ba1           BB           88
       90          General Motors Acceptance Corp., Notes, 6.88%, due 9/15/11      Ba1           BB           86
      115          Goldman Sachs Group, Inc., Notes, 4.13%, due 1/15/08            Aa3           A+          113
      125          HCA, Inc., Senior Unsecured Notes, 5.50%, due 12/1/09           Ba2           BB+         123
       75          Host Marriott L.P., Senior Notes, Ser. M, 7.00%, due 8/15/12    Ba2           BB-          77
      100          Household Finance Corp., Notes, 4.63%, due 1/15/08              Aa3            A           99
       50          IMC Global, Inc., Guaranteed Notes, Ser. B, 10.88%, due
                   6/1/08                                                          Ba3           BB           56
       35          International Bank for Reconstruction & Development, Notes,
                   3.63%, due 5/21/13                                              Aaa          AAA          33
       80          Italy Government International Bond, Senior Unsubordinated
                   Notes, 5.25%, due 4/5/06                                                      AA-          80
      125          J.P. Morgan Chase & Co., Senior Notes, 3.63%, due 5/1/08        Aa3           A+          121
       50          K. Hovnanian Enterprises, Guaranteed Notes, 8.88%, due
                   4/1/12                                                          Ba2           B+           53
       45          Kerr-McGee Corp., Secured Notes, 6.88%, due 9/15/11             Ba3           BB+          48
       20          Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due
                   2/1/15                                                          B3            B-           19  **
       85          L-3 Communications Corp., Guaranteed Senior Subordinated
                   Notes, 7.63%, due 6/15/12                                       Ba3           BB+          89
       60          Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13          Ba3            B           62
       30          Majestic Star Casino LLC, Guaranteed Notes, 9.50%, due
                   10/15/10                                                        B2            BB-          32
       20          Massey Energy Co., Senior Notes, 6.63%, due 11/15/10            B1            BB-          20
       40          Massey Energy Co., Senior Notes, 6.88%, due 12/15/13            B1            BB-          41  **
       30          Mediacom Capital Corp., Senior Notes, 9.50%, due 1/15/13        B3             B           30
      120          Merrill Lynch & Co., Notes, 5.00%, due 1/15/15                  Aa3           A+          117
       30          Methanex Corp., Senior Notes, 8.75%, due 8/15/12                Ba1          BBB-          33
       40          Mexico Government International Bond, Notes, 8.38%, due
                   1/14/11                                                         Baa1         BBB           45
       50          MGM Mirage, Inc., Guaranteed Notes, 6.00%, due 10/1/09          Ba2           BB           50
       40          Mirant North America LLC, Senior Notes, 7.38%, due 12/31/13     B1            B-           41  **
      125          Mohegan Tribal Gaming, Senior Subordinated Notes, 6.38%, due
                   7/15/09                                                         Ba3           B+          126
      125          MSW Energy Holdings LLC, Secured Notes, Ser. B, 8.50%, due
                   9/1/10                                                          Ba3           BB-         133
       30          Mylan Laboratories, Inc., Guaranteed Senior Notes, 5.75%,
                   due 8/15/10                                                     Ba1           BB+          30
       30          Mylan Laboratories, Inc., Senior Notes, 6.38%, due 8/15/15      Ba1           BB+          31
      125          Newfield Exploration Co., Senior Subordinated Notes, 8.38%,
                   due 8/15/12                                                     Ba3           BB-         134
      120          Nextel Communications, Inc., Senior Notes, Ser. E, 6.88%,
                   due 10/31/13                                                    Baa2          A-          126
       25          Norfolk Southern Corp., Senior Notes, 6.00%, due 4/30/08        Baa1         BBB+          25
       40          Norfolk Southern Corp., Bonds, 7.80%, due 5/15/27               Baa1         BBB+          50
      103          NRG Energy, Inc., Guaranteed Notes, 8.00%, due 12/15/13         Ba3           B           115
       30          NRG Energy, Inc., Senior Notes, 7.38%, due 2/1/16               B1            B-           30  (o)
      125          Owens & Minor, Inc., Senior Subordinated Notes, 8.50%, due
                   7/15/11                                                         Ba3           BB+         131
      125          Owens-Brockway Glass Container, Inc., Guaranteed Senior
                   Notes, 8.25%, due 5/15/13                                       B2            B           132



SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                          NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Strategic Income Fund Cont'd
----------------------------------------------------

PRINCIPAL AMOUNT                                                                         RATING                  VALUE+
($000'S OMITTED)                                                                   MOODY'S       S&P   ($000'S OMITTED)

       90          Peabody Energy Corp., Guaranteed Senior Notes, Ser. B,
                   6.88%, due 3/15/13                                              Ba3           BB-          93
       60          Pioneer Natural Resource Co., Senior Notes, 5.88%, due
                   7/15/16                                                         Ba1           BB+          58
       45          Plains E&P Co., Senior Notes, 7.13%, due 6/15/14                Ba2           BB-          47
       50          PNC Funding Corp., Guaranteed Notes, 5.75%, due 8/1/06          A2            A-           50
       5           PQ Corp., Guaranteed Notes, 7.50%, due 2/15/13                  B3            B-            5  **
      100          Pride International, Inc., Senior Notes, 7.38%, due 7/15/14     Ba2           BB-         108
       75          Province of Ontario, Senior Unsubordinated Notes, 5.50%, due
                   10/1/08                                                         Aa2            AA          76
      110          Qwest Corp., Notes, 8.88%, due 3/15/12                          Ba3           BB          122
       75          Rogers Cable, Inc., Secured Notes, 7.88%, due 5/1/12            Ba3           BB+          80
       30          San Pasqual Casino, Notes, 8.00%, due 9/15/13                   B2            B+           30  **
       33          Service Corp. International, Senior Notes, 7.70%, due
                   4/15/09                                                         Ba3           BB           35
      100          Shaw Communications, Inc., Senior Notes, 8.25%, due 4/11/10     Ba2           BB+         107
      125          Smithfield Foods, Inc., Senior Notes, 7.00%, due 8/1/11         Ba2           BB          127
       75          Sprint Capital Corp., Guaranteed Notes, 6.00%, due 1/15/07      Baa2          A-           76
      100          Starwood Hotels & Resorts Worldwide, Inc., Guaranteed Notes,
                   7.38%, due 5/1/07                                               Ba1           BB+         102
      175          Station Casinos Inc., Senior Notes, 6.00%, due 4/1/12           Ba2           BB-         175
      125          Stena AB, Senior Notes, 9.63%, due 12/1/12                      Ba3           BB-         136
       55          Target Corp., Senior Unsecured Notes, 7.50%, due 8/15/10        A2            A+           60
       85          TECO Energy, Inc., Senior Notes, 7.50%, due 6/15/10             Ba2           BB           91
       25          Texaco Capital Inc., Debentures, 8.00%, due 8/1/32              Aa3           AA           34
      100          Time Warner, Inc., Guaranteed Notes, 6.15%, due 5/1/07          Baa1         BBB+         101
       30          Toll Corp., Senior Subordinated Notes, 8.25%, due 12/1/11       Ba2           BB+          32
       95          TXU Corp., Senior Notes, Ser. O, 4.80%, due 11/15/09            Ba1           BB+          91
       30          United Rentals N.A., Inc., Guaranteed Notes, 6.50%, due
                   2/15/12                                                         B3            B+           30
      100          Ventas Realty L.P., Guaranteed Notes, 6.75%, due 6/1/10         Ba2           BB+         103
       70          Verizon Global Funding Corp., Senior Notes, 7.38%, due
                   9/1/12                                                          A3             A           77
       50          Videotron Ltee, Guaranteed Notes, 6.88%, due 1/15/14            Ba3           B+           51
      100          Wells Fargo Co., Subordinated Notes, 6.25%, due 4/15/08         Aa2           A+          103
       45          Xerox Corp., Senior Notes, 7.63%, due 6/15/13                   Ba2           BB-          48
                                                                                                       ---------

                  TOTAL CORPORATE DEBT SECURITIES (COST $8,498)                                            8,454
                                                                                                       ---------
FOREIGN GOVERNMENT SECURITIES^^ (10.9%)
      EUR 50       Belgium Kingdom, Bonds, 3.00%, due 3/28/10                      Aa1           AA+          60
      EUR 25       Bundesobligation, Bonds, 4.00%, due 2/16/07                     Aaa          AAA           31
      CAD 150      Canadian Government, Bonds, 7.25%, due 6/1/07                                AAA          137
      CAD 40       Canadian Government, Bonds, 8.00%, due 6/1/27                                AAA           53
      EUR 121      France Government, Bonds, 4.00%, due 10/25/13                   Aaa          AAA          153
      JPY 27,000   Inter-American Development Bank, 1.90%, due 7/8/09              Aaa          AAA          241
      JPY 37,000   Japan Development Bank, Bonds, 1.05%, due 6/20/23               Aaa           AA-         274
      JPY 17,000   Quebec Province, Bonds, 1.60%, due 5/9/13                                     A+          148
      JPY 23,000   Republic of Austria, Bonds, 3.75%, due 2/3/09                   Aaa          AAA          215
      EUR 345      Republic of Germany, Bonds, 5.50%, due 1/4/31                   Aaa          AAA          538
      JPY 19,000   Republic of Italy, Bonds, 1.80%, due 2/23/10                    Aa2           AA-         169
      EUR 450      Spain Government, Bonds, 5.00%, due 7/30/12                     Aaa          AAA          599
      GBP 70       U K Treasury, Bonds, 5.75%, due 12/7/09                         Aaa          AAA          131
      GBP 55       U K Treasury, Bonds, 8.00%, due 6/7/21                          Aaa          AAA          141
                                                                                                       ---------

                   TOTAL FOREIGN GOVERNMENT SECURITIES (COST $2,735)                                       2,890
                                                                                                       ---------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                          NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Strategic Income Fund Cont'd
----------------------------------------------------

PRINCIPAL AMOUNT                                                                         RATING                  VALUE+
($000'S OMITTED)                                                                   MOODY'S       S&P   ($000'S OMITTED)

CONVERTIBLE BONDS (1.6%)
      75           Bristol-Myers Squibb, Floating Rate Notes, 3.99%, due
                   3/15/06                                                           A1          A+           74  (u)
      75           Edwards Lifescience Corp., Senior Notes, 3.88%, due 5/15/33                                75   ^
      65           Lamar Advertising Co., Senior Notes, 2.88%, due 12/31/10          B2          B            69
      75           Thermo Electron Corp., Subordinated Debentures, 3.25%, due
                   11/1/07                                                         Baa3         BBB           73
      75           US Bancorp, Quarterly Floating Rate Notes, 2.69%, due
                   2/21/06                                                                      AA-           74  (u)
      65           Vishay Intertechnology, 3.63%, due 8/1/23                         B3          B+           67
                                                                                                       ---------

                  TOTAL CONVERTIBLE BONDS (COST $426)                                                        432
                                                                                                       ---------
NUMBER OF SHARES
SHORT- TERM INVESTMENTS (0.4%)
        103       Neuberger Berman Prime Money Fund Trust Class (Cost $103)                                  103  @
                                                                                                       ---------

PRINCIPAL AMOUNT
(000's omitted)
REPURCHASE AGREEMENTS (9.1%)
       2,420       State Street Bank and Trust Co. Repurchase Agreement, 4.00%,
                   due 2/1/06, dated 1/31/06, Maturity Value $975,108
                   Collateralized by $1,020,000 Federal Home Loan Bank, 4.00%,
                   due 6/13/08 (Collateral Value $1,007,068) and dated 1/31/06,
                   Maturity Value $1,445,161 Collateralized by $1,480,000
                   Federal Home Loan Bank, 4.50%, due 5/21/07 (Collateral Value
                   $1,492,505) (Cost $2,420)                                                               2,420  #
                                                                                                       ---------

                   TOTAL INVESTMENTS (100.4%) (COST $25,589)                                              26,615  ##

                   LIABILITIES, LESS CASH, RECEIVABLES
                        and other assets [(0.4%)]                                                           (105)
                                                                                                       ---------

                   TOTAL NET ASSETS (100.0%)                                                             $26,510
                                                                                                       ---------


                                               NEUBERGER BERMAN JANUARY 31, 2006

NOTES TO SCHEDULE OF INVESTMENTS


+ Investments in equity securities by Neuberger Berman Strategic Income Fund (the "Fund") are valued at the latest sale price where that price is readily available; equity securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investments in debt securities by the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other debt securities requiring daily quotations, bid prices are obtained from principal market makers in those securities. The Fund values all other securities, including securities for which the necessary last sale, asked, and/or bid prices are not readily available, by methods the Board of Trustees of Neuberger Berman Income Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At January 31, 2006, the cost of investments for U.S. Federal income tax purposes was $25,589,000. Gross unrealized appreciation of investments was $1,417,000 and gross unrealized depreciation of investments was $391,000, resulting in net unrealized appreciation of $1,026,000, based on cost for U.S. Federal income tax purposes.

*    Non-income producing security.

** Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the adviser to be liquid. At January 31, 2006, these securities amounted to $463,000 or 1.7% of net assets for the Fund.

@    Neuberger  Berman  Prime  Money Fund  ("Prime  Money")  is also  managed by
     Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

++++ The following securities were held in escrow at January 31, 2006, to cover outstanding call options written:


                                        Market Value        Premium       Market Value
Shares     Securities and Options       of Securities       on Options     of Options

1,500      American Express                 $79,000          $4,000        $  0
           April 2006 @ 60
5,000      Applied Materials                 95,000           2,000       1,000
           April 2006 @ 22.50
2,000      Dover Corp.                       92,000           2,000       6,000
           June 2006 @ 45
1,000      Exxon Mobil                       63,000           1,000       2,000
           April 2006 @ 65
2,000      First Data                        90,000           2,000       1,000
           May 2006 @ 50
1,000      General Dynamics                 116,000           2,000       2,000
           May 2006 @ 125
1,000      IBM                               81,000           2,000           0
           April 2006 @ 95
3,000      Jackson Hewitt Tax Service        76,000           3,000       5,000
           April 2006 @ 25
1,500      Novartis AG ADR                   83,000           1,000       2,000
           April 2006 @ 55
1,500      Praxair, Inc.                     79,000           2,000       2,000
           April 2006 @ 55


^^ Principal amount is stated in the currency in which the security is denominated.

      CAD= Canadian Dollar

      EUR = Euro Currency

      GBP = Great Britain Pound

      JPY = Japanese Yen

^    Not rated by a nationally recognized statistical rating organization.

(oo) All or a portion of this security is segregated as collateral for forward foreign currency contracts and/or written options.

(o) All or a portion of this security was purchased on a when-issued basis. At January 31, 2006, these securities amounted to $153,000.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2006.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds


By:  /s/ Peter E. Sundman
     ----------------------------------
     Peter E. Sundman
     Chief Executive Officer

Date: March 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Peter E. Sundman
     ----------------------------------
     Peter E. Sundman
     Chief Executive Officer

Date: March 30, 2006



By:  /s/ John M. McGovern
     ----------------------------------
     John M. McGovern
     Treasurer and Principal Financial
     and Accounting Officer

Date: March 30, 2006